PROSPECTUS
AND
APPLICATION
October 15, 2001
as supplemented December 21, 2001




SALOMON BROTHERS
ASSET MANAGEMENT



                              Asia Growth Fund
                              Balanced Fund
                              Capital Fund
                              Cash Management Fund
                              High Yield Bond Fund
                              International Equity Fund
     SALOMON BROTHERS         Investors Value Fund
                              Large Cap Growth Fund
                              New York Municipal
                               Money Market Fund
                              Small Cap Growth Fund
                              Strategic Bond Fund
                              U.S. Government
                               Income Fund


The Securities and Exchange Commission has not approved the funds' shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

--------------------------------------------------------------------------------
 CONTENTS

            Fund goals, strategies and risks:

                Asia Growth Fund........................................    2
                Balanced Fund...........................................    4
                Capital Fund............................................    8
                Cash Management Fund....................................   10
                High Yield Bond Fund....................................   12
                International Equity Fund...............................   14
                Investors Value Fund....................................   17
                Large Cap Growth Fund...................................   20
                New York Municipal Money Market Fund....................   23
                Small Cap Growth Fund...................................   25
                Strategic Bond Fund.....................................   28
                U.S. Government Income Fund.............................   31
            More on the funds' investments..............................   33
            Management..................................................   38
            Choosing a share class to buy...............................   41
            Buying shares and exchanging shares.........................   47
            Redeeming shares............................................   49
            Other things to know about share transactions...............   51
            Dividends, distributions and taxes..........................   53
            Financial highlights........................................   55

--------------------------------------------------------------------------------
                     THINGS YOU SHOULD KNOW BEFORE INVESTING

                                ABOUT THE FUNDS

Equity Funds                 Fixed Income Funds           Money Market Funds
------------                 ------------------           ------------------
Asia Growth Fund             High Yield Bond Fund         Cash Management Fund
Balanced Fund                Strategic Bond Fund          New York Municipal Money
Capital Fund                 U.S. Government Income Fund  Market Fund
International Equity Fund
Investors Value Fund
Large Cap Growth Fund
Small Cap Growth Fund

                            ABOUT MUTUAL FUND RISKS

An investment in any of the funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                     Salomon Brothers Investment Series - 1

--------------------------------------------------------------------------------
 ASIA GROWTH FUND

 INVESTMENT              The fund seeks long-term capital appreciation.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT    The fund invests primarily in equity and equity-related
 STRATEGY                securities of 'Asian companies'. The fund considers Asian
                         companies to include companies that are organized under the laws of any country in the Asian region other than Japan,
                         Australia and New Zealand. The fund also considers companies to be 'Asian companies' if Salomon Brothers Assets
                         Management Asia Pacific Limited, the fund's subadviser,
                         determines that they: (i) derive at least 50% of their
                         revenues from goods produced or sold, investments made, or services performed in or with one or more of the Asian
                         countries; (ii) maintain at least 50% of their assets in one or more of the Asian countries; or (iii) have securities
                         which are traded principally on the stock exchange in an
                         Asian country. The fund is not limited in its allocation of assets among Asian countries. Equity and equity related
                         securities include common and preferred stock, bonds
                         convertible into common and preferred stock, equity-linked debt securities, and American, Global or other types of
                         Depositary Receipts.
-------------------------------------------------------------------------------------
 HOW THE                 In selecting portfolio securities, the subadviser seeks to
 SUBADVISER              identify specific industries and companies which offer the
 SELECTS THE             best relative potential for long-term capital appreciation
 FUND'S                  across Asian markets. Individual country weights compared to
 INVESTMENTS             the benchmark (the Morgan Stanley Capital International All
                         Country Asia Free Ex-Japan Index) are managed tactically
                         using fundamental and quantitative analysis. In seeking to identify individual companies within Asian industries, the subadviser tends to focus on companies that have the
                         greatest growth potential and have strong cash flows.
                         In evaluating specific industries and country weighting, the subadviser considers macro economic factors such as
                         government policies, market liquidity, industry
                         competitiveness and business trends in an effort to identify an optimal allocation of assets among sectors and countries.
                         The subadviser then employs a combination of quantitative
                         and traditional fundamental analysis to identify individual companies within these industries which exhibit strong
                         returns on equity, positive cash flows and favorable price-
                         earnings ratios.
-------------------------------------------------------------------------------------
 PRINCIPAL RISKS
 OF INVESTING IN
 THE FUND

 Investments in Asian
 companies involve a
 substantial risk of
 loss.
 The fund is not
 diversified, which
 means that it can
 invest a higher
 percentage of its
 assets in any one
 issuer than a
 diversified fund.
 Also, the fund may
 invest more than 25%
 of its assets in any
 Asian country. Being
 non-diversified and
 not having a limit in
 its allocation of
 assets among Asian
 countries may magnify
 the fund's losses from
 events affecting a
 particular issuer or
 country.

                         Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:
                         The Asian securities markets decline.
                         Economic, political or social instabilities significantly
                         disrupt the principal financial markets in the Asian Region.
                         Factors creating volatility in one Asian country or emerging market negatively impact securities values or trading in
                          countries in the region.
                         The U.S. dollar appreciates against the Asian currencies.
                         One or more governments in the region imposes restrictions on currency conversion or trading.
                         Asian economies grow at a slower rate than expected or
                         experience a downturn or recession.
                         In changing markets the fund may not be able to sell
                         securities in desired amounts or at prices it considers
                          reasonable.
                         The manager's judgment about the attractiveness, relative
                         value or potential appreciation of a particular sector or
                          stock proves to be incorrect.
                         The fund may experience higher than average turnover of
                         portfolio securities.

                     Salomon Brothers Investment Series - 2

 PERFORMANCE

 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year. Past performance
 does not necessarily indicate how
 the fund will perform in the future.
 QUARTERLY RETURNS: Highest:
 47.67% in 4th quarter 1999;
 Lowest:  - 28.96% in 2nd quarter
 1998.

                                    [BAR GRAPH]

                         -25.55    -13.10    94.92      -33.07
                           97         98      99          00
                                                                                   TOTAL RETURN
                                                                                   The bar chart shows the
                                                                                   performance of the
                                                                                   fund's Class A shares
                                                                                   for each of the
                                                                                   calendar years
                                                                                   indicated. Class B, 2
                                                                                   and O shares would have
                                                                                   different performance
                                                                                   because of their
                                                                                   different expenses. The
                                                                                   performance information
                                                                                   in the chart does not
                                                                                   reflect sales charges,
                                                                                   which would reduce your
                                                                                   return.

-----------------------------------------------------------------------------------------------------------------------
 PERFORMANCE TABLE

 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF
 SHARES AT THE END OF THE PERIOD, AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.

---------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)

        Class           Inception Date         1 Year                 Since Inception

---------------------------------------------------------------------------------------------
 Class A                    5/6/96            - 36.90%                    - 3.76%
 Class B                    5/6/96            - 36.92%                    - 3.66%

---------------------------------------------------------------------------------------------
 Class 2'D'                 5/6/96            - 34.95%                    - 3.44%
 Class O                    5/6/96            - 32.92%                    - 2.30%

---------------------------------------------------------------------------------------------
 MSCI Index                 5/6/96            - 35.22%                   - 11.12%

                                                                                                COMPARATIVE
                                                                                                PERFORMANCE
                                                                                                The table indicates the
                                                                                                risk of investing in
                                                                                                the fund by comparing
                                                                                                the average annual
                                                                                                total return of each
                                                                                                class for the periods
                                                                                                shown to that of the
                                                                                                Morgan Stanley Capital
                                                                                                International All
                                                                                                Country Asia Free
                                                                                                Ex-Japan Index ('MSCI
                                                                                                Index'), a broad-based
                                                                                                unmanaged index of
                                                                                                Asian stocks.
                                                                                                'D'formerly Class C
-----------------------------------------------------------------------------------------------------------------------

 FEE TABLE

-------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                        CLASS A   CLASS B   CLASS 2   CLASS O
 Maximum sales charge on purchases                  5.75%*     None     1.00%       None
 Maximum deferred sales charge on redemptions        None     5.00%     1.00%       None

--------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
   Management fees                                  0.80%     0.80%     0.80%      0.80%

--------------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee             0.25%     1.00%     1.00%       None
   Other expenses                                   1.67%     1.67%     1.68%      1.68%

--------------------------------------------------------------------------------------------
   Total annual fund operating expenses             2.72%     3.47%     3.48%      2.48%

 *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
                                                                                              FEES AND EXPENSES
                                                                                              This table sets forth
                                                                                              the fees and expenses
                                                                                              you will pay if you
                                                                                              invest in shares of the
                                                                                              fund. Because the
                                                                                              manager voluntarily
                                                                                              agreed to waive its
                                                                                              management fee and
                                                                                              reimbursed certain
                                                                                              expenses for the fiscal
                                                                                              year ended December 31,
                                                                                              2000, the actual total
                                                                                              operating expenses for
                                                                                              each class were:
                                                                                              Class  A: 1.24%
                                                                                              Class  B: 1.99%
                                                                                              Class  2: 1.99%
                                                                                              Class O: 0.99%
                                                                                              The manager may
                                                                                              discontinue this waiver
                                                                                              and reimbursement at
                                                                                              any time.
---------------------------------------------------------------------------------------------------------------------

 EXAMPLE

-------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS
 Your costs would be
 Class A                                            $834     $1,371    $1,932      $3,451

-------------------------------------------------------------------------
 Class B (redemption at end of period)               850      1,365     2,003       2,510
 Class B (no redemption)                             350      1,065     1,803       3,510

-------------------------------------------------------------------------
 Class 2 (redemption at end of period)               547      1,157     1,889       3,819
 Class 2 (no redemption)                             447      1,157     1,889       3,819

-------------------------------------------------------------------------
 Class O                                             251        773     1,321       2,816
 The example assumes: You invest $10,000 for the period shown
                      You reinvest all distributions and dividends without a sales charge
                      The fund's operating expenses remain the same
                      Your investment has a 5% return each year
                      Redemption of your shares at the end of the period
                                                                                              This example helps you
                                                                                              compare the cost of
                                                                                              investing in the fund
                                                                                              with other mutual
                                                                                              funds. Your actual cost
                                                                                              may be higher or lower.

                     Salomon Brothers Investment Series - 3

--------------------------------------------------------------------------------
 BALANCED FUND

 INVESTMENT              The fund seeks to obtain above average income (compared to a
 OBJECTIVE               portfolio invested in equity securities). The fund's
                         secondary objective is to take advantage of opportunities
                         for growth of capital and income.
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests in a broad range of equity and fixed income
 INVESTMENT              securities of both U.S. and foreign issuers. The fund varies
 STRATEGY                its allocations between equity and fixed income securities depending on the manager's view of economic and market
                         conditions, fiscal and monetary policy and security values.
                         However, under normal market conditions at least 40% of the fund's assets are allocated to equity securities.

                         CREDIT QUALITY: The fund's investments in fixed-income
                         securities are primarily investment grade but the fund may invest up to 20% of its assets in nonconvertible fixed
                         income securities rated below investment grade by a
                         recognized rating agency or in unrated securities of
                         equivalent quality. Securities rated below investment grade are commonly referred to as 'junk bonds.'

                         MATURITY: The fund's investments in fixed-income securities may be of any maturity.
-------------------------------------------------------------------------------------
 HOW THE                 In selecting stocks for investment, the manager applies a
 MANAGER                 bottom-up analysis, focusing on companies with:
 SELECTS THE             Large market capitalizations.
 FUND'S                  Favorable dividend yields and price to earnings ratios.
 INVESTMENTS             Stocks that are less volatile than the market as a whole
                         Strong balance sheets.
                         A catalyst for appreciation and restructuring potential,
                         product innovation or new development.

                         The manager considers both macroeconomic and issuer specific factors in selecting debt securities for its portfolio. In assessing the appropriate maturity, rating and sector
                         weighting of the fund's portfolio, the manager considers a variety of macroeconomic factors that are expected to
                         influence economic activity and interest rates. These
                         factors include fundamental economic indicators, Federal
                         Reserve monetary policy and the relative value of the U.S.
                         dollar compared to other currencies. Once the manager
                         determines the preferable portfolio characteristic, the
                         manager selects individual securities based upon the terms of the securities (such as yields compared to U.S.
                         Treasuries or comparable issuers), liquidity and rating,
                         sector and issuer diversification. The manager also employs fundamental research and due diligence to assess an
                         issuer's:

                         Credit quality taking into account financial condition and profitability.
                         Future capital needs.
                         Potential for change in rating and industry outlook.
                         The competitive environment and management ability.

                     Salomon Brothers Investment Series - 4

 PRINCIPAL               While investing in a mix of equity and debt securities can
 RISKS OF                bring added benefits, it may also involve additional risks.
 INVESTING IN            Investors could lose money in the fund or the fund's
 THE FUND                performance could fall below other possible investments if any of the following occurs:

                           U.S. stock markets decline.

                           An adverse event, such as an unfavorable earnings report,
                           negatively affects the stock price of a company in which the fund invests.

                           Large capitalization stocks fall out of favor with investors.

                           The manager's judgment about the attractiveness, growth
                           prospects or potential appreciation of a particular sector or stock proves to be incorrect.

                         The fund also has risks associated with investing in bonds.
                         The fund could underperform other investments if:

                           Interest rates go up, causing the prices of fixed-income
                           securities to decline and reducing the value of the fund's investments.

                           The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest or has its
                           credit rating downgraded.

                           During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than
                           scheduled, forcing the fund to reinvest in lower yielding
                           securities. This is known as call or prepayment risk.

                           During periods of rising interest rates, the average life of certain types of securities may be extended because of
                           slower than expected principal payments. This may lock in a below market interest rate, increase the security's
                           duration and reduce the value of the security. This is
                           known as extension risk.

                     Salomon Brothers Investment Series - 5

 PERFORMANCE
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year.
 Past performance does not
 necessarily indicate how the fund
 will perform in the future.
 QUARTERLY RETURNS: Highest:
 7.98% in 2nd quarter 1999;
 Lowest:  - 7.23% in 3rd quarter
 1999.

                                            [BAR GRAPH]

                         18.33     19.05    6.35     3.21    7.93
                           96        97      98       99      00
                                                                                  TOTAL RETURN
                                                                                   The bar chart shows the
                                                                                   performance of the
                                                                                   fund's Class A shares
                                                                                   for each of the
                                                                                   calendar years
                                                                                   indicated. Class B, 2
                                                                                   and O shares would have
                                                                                   different performance
                                                                                   because of their
                                                                                   different expenses. The
                                                                                   performance information
                                                                                   in the chart does not
                                                                                   reflect sales charges,
                                                                                   which would reduce your
                                                                                   return.

-------------------------------------------------------------------------------------------------------------
 PERFORMANCE TABLE

 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS,
 REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS
 AND DIVIDENDS.

------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
     Class          Inception Date      1 Year       5 Years      Since Inception
------------------------------------------------------------------------------------
 Class A               9/11/95            1.72%       9.49%            10.25%

 Class B               9/11/95            2.10%       9.65%            10.51%

------------------------------------------------------------------------------------
 Class 2'D'            9/11/95            5.09%       9.71%            10.45%

 Class O               9/11/95            8.11%       11.10%           11.83%

------------------------------------------------------------------------------------
 S&P 500 Index         9/11/95          - 9.11%       18.33%           19.25%

 SSB Big Index         9/11/95           11.59%       6.45%            7.03%
                                                                                      COMPARATIVE
                                                                                      PERFORMANCE

                                                                                      The table indicates the
                                                                                      risk of investing in
                                                                                      the fund by comparing
                                                                                      the average annual
                                                                                      total return of each
                                                                                      class for the periods
                                                                                      shown to that of the
                                                                                      Standard & Poor's 500
                                                                                      Stock Index ('S&P 500
                                                                                      Index'), a broad-based
                                                                                      unmanaged index of
                                                                                      widely held common
                                                                                      stocks and the Salomon
                                                                                      Smith Barney Broad
                                                                                      Investment Grade Bond
                                                                                      Index ('SSB Big
                                                                                      Index'), a broad-based
                                                                                      unmanaged index of
                                                                                      corporate bonds.
                                                                                      'D'formerly Class C

-------------------------------------------------------------------------------------------------------------

 FEE TABLE
-------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                        CLASS A   CLASS B   CLASS 2   CLASS O
 *Maximum sales charge on purchases                 5.75%*     None     1.00%       None

  Maximum deferred sales charge on redemptions       None     5.00%     1.00%       None

--------------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
   Management fees                                  0.55%     0.55%     0.55%      0.55%

--------------------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee             0.25%     1.00%     1.00%       None
   Other expenses                                   0.38%     0.38%     0.39%      0.38%

--------------------------------------------------------------------------------------------------
   Total annual fund operating expenses             1.18%     1.93%     1.94%      0.93%

 *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A Shares in amounts of $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
                                                                                              FEES AND EXPENSES
                                                                                              This table sets forth
                                                                                              the fees and expenses
                                                                                              you will pay if you
                                                                                              invest in shares of the
                                                                                              fund. Because the
                                                                                              manager voluntarily
                                                                                              agreed to waive a
                                                                                              portion of its
                                                                                              management fee for the
                                                                                              fiscal year ended
                                                                                              December 31, 2000, the
                                                                                              actual total operating
                                                                                              expenses for each class
                                                                                              were:
                                                                                              Class  A: 0.95%
                                                                                              Class  B: 1.70%
                                                                                              Class  2: 1.70%
                                                                                              Class O: 0.70%
                                                                                              The manager may
                                                                                              discontinue this waiver
                                                                                              at any time.

---------------------------------------------------------------------------------------------------------------------

                     Salomon Brothers Investment Series - 6

 EXAMPLE

----------------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS
 Your costs would be                                $688      $928     $1,187      $1,924
 Class A

 ----------------------------------------------------------------------------------------------------
 Class B (redemption at end of period)               696       906      1,242       1,972

 Class B (no redemption)                             196       606      1,042       1,972

----------------------------------------------------------------------------------------------------
 Class 2 (redemption at end of period)               395       703      1,137       2,342

 Class 2 (no redemption)                             295       703      1,137       2,342

----------------------------------------------------------------------------------------------------
 Class O                                              95       296        515       1,143

 The example assumes:  You invest $10,000 for the period shown
                       You reinvest all distributions and dividends without a sales charge
                       The fund's operating expenses remain the same
                       Your investment has a 5% return each year
                       Redemption of your shares at the end of the period
                                                                                              This example helps you
                                                                                              compare the cost of
                                                                                              investing in the fund
                                                                                              with other mutual
                                                                                              funds. Your actual cost
                                                                                              may be higher or lower.

                     Salomon Brothers Investment Series - 7

--------------------------------------------------------------------------------
 CAPITAL FUND

 INVESTMENT              The fund seeks capital appreciation through investment in
 OBJECTIVE               securities which the manager believes have above-average
                         capital appreciation potential.
-------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT    The fund invests primarily in equity securities of U.S.
 STRATEGY                companies. These companies may range in size from
                         established large capitalization companies (over $5 billion in market capitalization) to small capitalization companies
                         (less than $1 billion in market capitalization) at the
                         beginning of their life cycles.
-------------------------------------------------------------------------------------
 HOW THE                 The manager emphasizes individual security selection while
 MANAGER                 diversifying the fund's investments across industries, which
 SELECTS THE             may help to reduce risk. The manager seeks to identify those
 FUND'S                  companies which offer the greatest potential for capital
 INVESTMENTS             appreciation through careful fundamental analysis of each
                         company and its financial characteristics. The manager
                         evaluates companies of all sizes.

                         In selecting individual companies for investment, the manager looks for the following:

                           Share prices which appear to undervalue the company's assets or do not adequately reflect factors such as favorable
                           industry trends, lack of investor recognition or the
                           short-term nature of earnings declines.

                           Special situations such as existing or possible changes in management, corporate policies, capitalization or regulatory environment which may boost earnings or the market price of the company's shares.

                           Growth potential due to technological advances, new products or services, new methods of marketing or production, changes in demand or other significant new developments which may
                           enhance future earnings.
-------------------------------------------------------------------------------------
 PRINCIPAL RISKS         Equity investments may involve added risks. Investors could
 OF INVESTING IN         lose money on their investment in the fund, or the fund may
 THE FUND                not perform as well as other investments, if any of the
 Investing in small      following occurs:
 capitalization            The U.S. stock market declines.
 companies involves a      An adverse event, such as negative press reports about a
 substantial risk of       company in the fund's portfolio, depresses the value of the
 loss.                     company's stock.
                           The manager's judgment about the attractiveness, relative
                           value or potential appreciation of a particular sector or
                           stock proves to be incorrect.
                           Greater volatility of share price because of the fund's
                           ability to invest in small cap companies. Investing in small capitalization companies involves a substantial risk of
                           loss. Compared to large cap companies, small cap companies and the market for their equity securities are more likely to:

                              Be more sensitive to changes in earnings results and
                              investor expectations.
                              Have more limited product lines, capital resources and
                              management depth.
                              Experience sharper swings in market values.
                              Be harder to sell at the times and prices the manager
                              believes appropriate.
                              Offer greater potential for gain and loss.

                         The fund is not diversified as defined by the Investment
                         Company Act of 1940, which means that it is permitted to
                         invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from events affecting a particular issuer.
                         However, the manager seeks to diversify the fund's
                         investments across industries, which may help reduce this
                         risk.

                     Salomon Brothers Investment Series - 8

 PERFORMANCE
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year. Past performance
 does not necessarily indicate how
 the fund will perform in the future.
 QUARTERLY RETURNS: Highest:
 22.50% in 4th quarter 1998;
 Lowest:  - 12.41% in 3rd
 quarter 1998.

                                           [BAR GRAPH]

                    33.44     4.71      17.17      -14.16     34.88     33.34   26.76     23.83    23.44   19.20
                      91       92         93          94        95       96       97        98       99       00

                                                                                   TOTAL RETURN
                                                                                   The bar chart shows the
                                                                                   performance of the
                                                                                   fund's Class O shares
                                                                                   for each of the past 10
                                                                                   calendar years.
                                                                                   Class A, B and 2 shares
                                                                                   would have different
                                                                                   performance because of
                                                                                   their different
                                                                                   expenses. The
                                                                                   performance information
                                                                                   in the chart does not
                                                                                   reflect sales charges,
                                                                                   which would reduce your
                                                                                   return.


--------------------------------------------------------------------------------------------------------------------
 PERFORMANCE TABLE

 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION
 OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.

-------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
                        Inception                                                 Since
        Class              Date         1 Year       5 Years       10 Years     Inception

--------------------------------------------------------------------------------------------------
 Class A                 11/1/96        12.10%         n/a           n/a          22.45%

 Class B                 11/1/96        13.06%         n/a           n/a          23.04%

--------------------------------------------------------------------------------------------------
 Class 2'D'              11/1/96        15.87%         n/a           n/a          22.98%

 Class O                   n/a          19.20%        25.23%        19.30%         n/a

--------------------------------------------------------------------------------------------------
 Russell 3000 Index        n/a         - 7.46%        17.40%        17.38%        17.22%

                                                                                             COMPARATIVE
                                                                                             PERFORMANCE

                                                                                             The table indicates the
                                                                                             risk of investing in
                                                                                             the fund by comparing
                                                                                             the average annual
                                                                                             total return of each
                                                                                             class for the periods
                                                                                             shown to that of the
                                                                                             Russell 3000 Index, a
                                                                                             broad-based unmanaged
                                                                                             capitalization weighted
                                                                                             index of large
                                                                                             capitalized companies.
                                                                                             'D'formerly Class C
--------------------------------------------------------------------------------------------------------------------


 FEE TABLE

-------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                 CLASS A   CLASS B   CLASS 2   CLASS O      CLASS Y
 Maximum sales charge on purchases           5.75%*     None     1.00%       None         None

 Maximum deferred sales charge on             None     5.00%     1.00%       None         None
 redemptions

-------------------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)

   Management fees                           0.70%     0.70%     0.70%      0.70%        0.70%

-------------------------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee      0.25%     1.00%     1.00%       None         None

   Other expenses                            0.21%     0.21%     0.21%      0.20%      0.20%**

-------------------------------------------------------------------------------------------------------
   Total annual fund operating expenses      1.16%     1.91%     1.91%      0.90%      0.90%**

  *If you buy Class A shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
 **Based on estimated amounts for the fiscal year ending December 31, 2001.

                                                                                                  FEES AND EXPENSES
                                                                                                  This table sets forth
                                                                                                  the fees and expenses
                                                                                                  you will pay if you
                                                                                                  invest in shares of the
                                                                                                  fund.
-------------------------------------------------------------------------------------------------------------------------

 EXAMPLE

-------------------------------------------------------------------------

 NUMBER OF YEARS YOU OWN YOUR SHARES                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
 Your costs would be

 Class A                                              $686     $922     $1,177      $1,903
-----------------------------------------------------------------------------------------------------

 Class B (redemption at end of period)                 694      900      1,232       1,950

 Class B (no redemption)                               194      600      1,032       1,950
-----------------------------------------------------------------------------------------------------

 Class 2 (redemption at end of period)                 392      694      1,121       2,310

 Class 2 (no redemption)                               292      694      1,121       2,310
-----------------------------------------------------------------------------------------------------

 Class O                                                92      287        498       1,108

 Class Y                                                92      287        498       1,108
                                                                                               This example helps you
                                                                                               compare the cost of
                                                                                               investing in the fund
                                                                                               with other mutual
                                                                                               funds. Your actual cost
                                                                                               may be higher or lower.

 The example assumes:  You invest $10,000 for the period shown
                       You reinvest all distributions and dividends without a sales charge
                       The fund's operating expenses remain the same
                       Your investment has a 5% return each year
                       Redemption of your shares at the end of the period

                    Salomon Brothers Investment Series - 9

--------------------------------------------------------------------------------

 CASH MANAGEMENT FUND

 INVESTMENT              The fund seeks as high a level of current income as is
 OBJECTIVE               consistent with liquidity and stability of principal.

-------------------------------------------------------------------------------------

 PRINCIPAL               The fund invests in high quality, U.S. dollar denominated
 INVESTMENT              short-term debt securities. The fund may invest in all types
 STRATEGY                of money market instruments including U.S. government
                         securities, short-term debt securities, commercial paper,
                         variable rate demand notes, certificates of deposit,
                         bankers' acceptances, mortgage-backed and asset-backed
                         securities, repurchase agreements and fixed time deposits.
                         While the fund invests primarily in securities of U.S.
                         issuers, the fund may also invest in U.S. dollar denominated obligations of foreign governmental and corporate issuers.
                         The debt instruments in which the fund invests may have
                         fixed or variable rates of interest. The fund normally
                         maintains at least 25% of its assets in bank obligations.

                         MINIMUM CREDIT QUALITY: The fund invests primarily in
                         securities rated in the highest short term rating category, or if unrated, of equivalent quality.

                         MAXIMUM MATURITY: The fund invests in securities having, or are deemed to have, remaining maturities of 397 days or
                         less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

-------------------------------------------------------------------------------------

 HOW THE                 In selecting investments for the funds, the manager looks
 MANAGER                 for:
 SELECTS THE               Eligible issuers with the most desirable credit quality.
 FUND'S                    The best relative values based on an analysis of yield,
 INVESTMENTS               price, interest rate sensitivity and credit quality.
                           Maturities consistent with the manager's outlook for
                           interest rates.

-------------------------------------------------------------------------------------

 PRINCIPAL RISKS
 OF INVESTING IN
 THE FUND
 There is no
 assurance that
 the Cash
 Management
 Fund will be able
 to maintain a
 stable net asset
 value of $1.00
 per share.
                         Although the fund seeks to preserve the value of an
                         investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short term debt instruments or money market funds if any of the following occurs:
                           Interest rates rise sharply.
                           An issuer or guarantor of the fund's securities defaults, or has its credit rating downgraded.
                           The manager's judgment about the relative value or credit
                           quality of a particular security proves to be incorrect.
                           The value of the fund's foreign securities go down because of unfavorable government actions or political instability.
                         Over time, a money market fund is likely to underperform
                         other fixed income or equity investment options.

                    Salomon Brothers Investment Series - 10

 PERFORMANCE
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year.
 Past performance does not                        [BAR CHART]
 necessarily indicate how the fund
 will perform in the future.
 QUARTERLY RETURNS: Highest:
 1.62% in 1st quarter 1991;
 Lowest: 0.66% in 4th quarter 1993.
                                                                                   TOTAL RETURN
                                                                                   The bar chart shows the
                                                                                   performance of the
                                                                                   fund's Class O shares
                                                                                   for each of the
                                                                                   calendar years
                                                                                   indicated. Class A, B
                                                                                   and 2 shares may have
                                                                                   different performance
                                                                                   because of their
                                                                                   different expenses.

                          5.66      3.37      2.73       3.89      5.60       5.07     5.21   5.20    4.78     6.00
                           91        92        93         94        95         96       97     98      99       00





----------------------------------------------------------------------------------------------------------------------------------

 PERFORMANCE TABLE

 THIS TABLE ASSUMES REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS
 AND DIVIDENDS.

-----------------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)

        Class              Inception Date      1 Year      5 Years      10 Years          Since Inception

-----------------------------------------------------------------------------------------------------------
 Class A                       1/3/95          6.00%        5.24%         n/a                5.20%
 Class B                       1/3/95          6.00%        5.25%         n/a                5.19%
 Class 2'D'                    1/3/95          6.00%        5.24%         n/a                5.18%
 Class O                      10/2/90          6.00%        5.24%        4.74%                n/a

 The fund's 7-day effective yield as of December 31, 2000 was 6.06%.

                                                                                                           COMPARATIVE
                                                                                                           PERFORMANCE
                                                                                                           The table indicates the
                                                                                                           average annual total
                                                                                                           return of each class
                                                                                                           for the periods shown.
                                                                                                           'D'formerly Class C
----------------------------------------------------------------------------------------------------------------------------------

 FEE TABLE

-----------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                        CLASS A   CLASS B   CLASS 2   CLASS O

 Maximum sales charge on purchases                   None      None      None     None
 Maximum deferred sales charge on redemptions        None      None      None     None

-----------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)

   Management fees                                  0.20%     0.20%     0.20%     0.20%

   Distribution and service (12b-1) fee              None      None      None      None

   Other expenses                                   0.51%     0.51%     0.52%     0.51%

-----------------------------------------------------------------------------------------
   Total annual fund operating expenses             0.71%     0.71%     0.72%     0.71%
                                                                                             FEES AND EXPENSES
                                                                                             This table sets forth
                                                                                             the fees and expenses
                                                                                             you will pay if you
                                                                                             invest in shares of the
                                                                                             fund.
--------------------------------------------------------------------------------------------------------------------

 EXAMPLE

-------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
 Your costs would be
 Class A                                              $56      $176      $307        $689
 Class B                                               56       176       307         689
 Class 2                                               56       176       307         689
-------------------------------------------------------------------------------------------
 Class O                                               56       176       307         689

 The example assumes:  You invest $10,000 for the period shown
                       You reinvest all distributions and dividends without a sales charge
                       The fund's operating expenses remain the same
                       Your investment has a 5% return each year
                       Redemption of your shares at the end of the period
                                                                                               This example helps you
                                                                                               compare the cost of
                                                                                               investing in the fund
                                                                                               with other mutual
                                                                                               funds. Your actual cost
                                                                                               may be higher or lower.

                    Salomon Brothers Investment Series - 11

--------------------------------------------------------------------------------

 HIGH YIELD BOND FUND

 INVESTMENT              The fund seeks to maximize current income. As a secondary
 OBJECTIVE               objective, the fund seeks capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests primarily in high yield fixed income
 INVESTMENT              securities issued by U.S. and foreign corporations and
 STRATEGY                foreign governments and their agencies and
                         instrumentalities. The fund will limit its investments in
                         emerging market governmental issuers to 35% of its assets.

                         CREDIT QUALITY: The fund invests primarily in fixed income securities rated below investment grade by a recognized
                         rating agency or, if unrated, of equivalent quality as
                         determined by the manager. Below investment grade securities are commonly referred to as 'junk bonds.'

                         MATURITY: The fund normally maintains an average portfolio maturity of between 6 and 12 years. However, the fund may
                         invest in individual securities of any maturity.
-----------------------------------------------------------------------------------------------------------------------
 HOW THE                 Individual security selection is driven by the manager's
 MANAGER                 economic view, industry outlook and rigorous credit
 SELECTS THE             analysis. The manager then selects those individual
 FUND'S                  securities that appear to be most undervalued and to offer
 INVESTMENTS             the highest potential returns relative to the amount of
                         credit, interest rate, liquidity and other risk presented by these securities. The manager allocates the fund's
                         investments across a broad range of issuers and industries, which can help to reduce risk.

                         In evaluating the issuer's creditworthiness, the manager employs fundamental analysis and considers the following factors:

                         The strength of the issuer's financial resources.
                         The issuer's sensitivity to economic conditions and trends.
                         The issuer's operating history.
                         Experience and track record of issuer's management or
                         political leadership.
-----------------------------------------------------------------------------------------------------------------------
 PRINCIPAL               Investors could lose money on their investment in the fund,
 RISKS OF                or the fund may not perform as well as other investments, if
 INVESTING IN            any of the following occurs:
 THE FUND
                         The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its
                          credit rating downgraded.
                         Interest rates increase, causing the prices of fixed income securities to decline and reducing the value of the fund's portfolio.
 Investments in          The manager's judgment about the attractiveness, value or
 high yield               credit quality of a particular security proves to be
 securities               incorrect.
 involve a               High yield securities are considered speculative and,
 substantial risk        compared to investment grade securities, tend to have more
 of loss.                volatile prices and are more susceptible to the following
                         risks:

                         Increased price sensitivity to changing interest rates and to adverse economic and business developments.
                         Greater risk of loss due to default or declining credit
                          quality.
                         Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments.
                         Negative market sentiment towards high yield securities
                          depresses the price and liquidity of high yield securities.

                    Salomon Brothers Investment Series - 12
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 PERFORMANCE                                 [BAR CHART OMITTED]
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year.
 Past performance does not
 necessarily indicate how the fund
 will perform in the future.
 QUARTERLY RETURNS: Highest:
 6.19% in 3rd quarter 1996;
 Lowest:  - 13.26% in 3rd quarter
 1998.


                         21.92     13.03     -7.05      7.03    -3.59
                           96        97        98        99       00


                                       TOTAL RETURN
                                       The bar chart shows the
                                       performance of the
                                       fund's Class A shares
                                       for each of the
                                       calendar years
                                       indicated. Class B, 2
                                       and O shares would have
                                       different performance
                                       because of their
                                       different expenses. The
                                       performance information
                                       in the chart does not
                                       reflect sales charges,
                                       which would reduce your
                                       return.
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
 PERFORMANCE TABLE
 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF
 SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.

-----------------------------------------------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
-----------------------------------------------------------------------------------------------------------------------
    Class                 Inception Date          1 Year       5 Years         Since Inception
 Class A                       2/22/95            - 8.14%        4.71%               6.77%
 Class B                       2/22/95            - 8.52%        4.74%               6.78%
 Class 2'D'                    2/22/95            - 5.96%        4.85%               6.77%
 Class O                       2/22/95            - 3.28%        5.99%               7.91%
 SSB Index                        *               - 5.68%        4.60%               6.32%

 *Index comparison begins on 2/28/95.

                                                                       COMPARATIVE
                                                                       PERFORMANCE
                                                                       The table indicates the
                                                                       risk of investing in
                                                                       the fund by comparing
                                                                       the average annual
                                                                       total return of each
                                                                       class for the periods
                                                                       shown to that of the
                                                                       Salomon Smith Barney
                                                                       High-Yield Market Index
                                                                       ('SSB Index'), a
                                                                       broad-based unmanaged
                                                                       index of high yield
                                                                       securities.
                                                                       'D'formerly Class C
-----------------------------------------------------------------------------------------------------------------------

 FEE TABLE
-----------------------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                      CLASS A   CLASS B    CLASS 2    CLASS O
-----------------------------------------------------------------------------------------------------------------------
 Maximum sales charge on purchases                4.75%*    None       1.00%       None
 Maximum deferred sales charge on redemptions     None      5.00%      1.00%       None
-----------------------------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND
 AS A % OF NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------
   Management fees                                0.75%     0.75%      0.75%       0.75%
   Distribution and service (12b-1) fee           0.25%     1.00%      0.75%       None
   Other expenses                                 0.24%     0.24%      0.24%       0.24%
   Total annual fund operating expenses           1.24%     1.99%      1.74%       0.99%

 *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%
                                                                                            FEES AND EXPENSES
                                                                                            This table sets forth
                                                                                            the fees and expenses
                                                                                            you will pay if you
                                                                                            invest in shares of the
                                                                                            fund.
-----------------------------------------------------------------------------------------------------------------------


 EXAMPLE
-----------------------------------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES             1 YEAR    3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------
 Your costs would be
 Class A                                          $595      $850     $1,124      $1,904
 Class B (redemption at end of period)             702       924      1,273       2,032
 Class B (no redemption)                           202       624      1,073       2,032
 Class 2 (redemption at end of period)             375       643      1,034       2,131
 Class 2 (no redemption)                           275       643      1,034       2,131
 Class O                                           101       315        547       1,213

 The example assumes:  You invest $10,000 for the period shown
                       You reinvest all distributions and dividends without a sales charge
                       The fund's operating expenses remain the same
                       Your investment has a 5% return each year
                       Redemption of your shares at the end of the period.
                                                                                            This example helps you
                                                                                            compare the cost of
                                                                                            investing in the fund
                                                                                            with other mutual
                                                                                            funds. Your actual cost
                                                                                            may be higher or lower.

                    Salomon Brothers Investment Series - 13
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 INTERNATIONAL EQUITY FUND

 INVESTMENT              The fund seeks long-term capital growth.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests primarily in equity and equity-related
 INVESTMENT              securities of non-U.S. issuers, including issuers in
 STRATEGY                developing countries, with an emphasis on established
                         companies with medium to large market capitalizations
                         ($1 billion or more) and seasoned management teams. Equity and equity related securities include common stock,
                         securities convertible into common stock, and trust or
                         limited partnership interests, and include securities
                         purchased directly or in the form of sponsored American
                         Depository Receipts, European Depository Receipts or other similar securities representing common stock on non-U.S.
                         issuers.
-------------------------------------------------------------------------------------
 HOW THE                 In selecting portfolio securities, Citi Fund Management
 SUBADVISER              Inc., the fund's subadviser, employs a disciplined
 SELECTS THE             investment process that emphasizes individual security
 FUND'S                  selection. The investment focus is on companies that
 INVESTMENTS             participate in growth industries and can deliver
                         sustainable, above average growth in earnings per share over a two to three year horizon. Final security selection is a function of detailed industry and company specific analysis and ongoing interviews with the company's senior management.
                         A strict valuation discipline is employed to insure that the fund does not overpay for earnings growth. The fund closely monitors the investment on an ongoing basis for possible
                         changes in company or industry fundamentals. Turnover is
                         typically low, and the average holding period for a fund
                         investment is currently three years. The subadviser manages the fund's portfolio compared to its benchmark, the MSCI
                         EAFE'r' Index, which is not hedged, and therefore, typically does not hedge portfolio securities or currencies. The
                         subadviser may, however, engage in hedging strategies when it believes it is desirable to do so. The fund seeks to
                         reduce overall portfolio risk by investing in a wide range of countries.
-------------------------------------------------------------------------------------
 PRINCIPAL RISKS
 OF INVESTING IN
 THE FUND
                         Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:
                           Foreign securities markets decline.
                           The U.S. dollar appreciates against foreign currencies.
                           One or more foreign governments impose restrictions on
                           currency conversion or trading.
                           Non-U.S. economies grow at a slower rate than expected or
                           experience a downturn or recession.
                           The manager's judgment about the attractiveness, relative
                           value or potential appreciation of a particular sector or
                           stock proves to be incorrect.
                         Investing in non-U.S. issuers may involve unique risks
                         compared to investing in the securities of U.S. issuers.
                         These risks are more pronounced to the extent the fund
                         invests in issuers in countries with emerging markets or if the fund invests significantly in one country. These risks may include:
                           Less information about non-U.S. issuers or markets may be
                           available due to less rigorous disclosure and accounting
                           standards or regulatory practices.
                           Many non-U.S. markets are smaller, less liquid and more
                           volatile than U.S. markets. In a changing market, the
                           manager may not be able to sell the fund's portfolio
                           securities in amounts and at prices the manager considers
                           reasonable.
                           Economic, political and social developments significantly
                           disrupt the financial markets or interfere with the Fund's ability to enforce its rights against foreign government
                           issuers.
                         Growth securities typically are sensitive to market
                         movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall.

                    Salomon Brothers Investment Series - 14

 PERFORMANCE
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 for the last calendar year. Past
 performance does not necessarily
 indicate how the fund will perform                  [BAR CHART]
 in the future.
 QUARTERLY RETURNS: Highest:
 -1.44 in 1st quarter 2000;
 Lowest:  -8.05% in 4th
 quarter 2000.
                                                                                   TOTAL RETURN
                                                                                   The bar chart shows the
                                                                                   performance of the
                                                                                   fund's Class A shares
                                                                                   for the year indicated.
                                                                                   Class B, 2 and O shares
                                                                                   would have different
                                                                                   performance because of
                                                                                   their different
                                                                                   expenses. The
                                                                                   performance information
                                                                                   in the chart does not
                                                                                   reflect sales charges,
                                                                                   which would reduce your
                                                                                   return.

                         -23.14
                            00


------------------------------------------------------------------------------------------------------------------

 PERFORMANCE TABLE

 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS,
 REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND
 DIVIDENDS.

---------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
                         Inception                                         Since
      Class                 Date                   1 Year                Inception

 Class A                  10/25/99                 -27.55%                 -8.10%

 Class B                  10/25/99                 -27.55%                 -7.41%

 Class 2                  10/25/99                 -25.30%                 -5.04%

 Class O                  10/25/99                 -22.98%                 -3.22%

 MSCI Index               10/25/99                 -13.96%                -10.05%
                                                                                           COMPARATIVE
                                                                                           PERFORMANCE
                                                                                           The table indicates the
                                                                                           risk of investing in
                                                                                           the fund by comparing
                                                                                           the average annual
                                                                                           total return of each
                                                                                           class for the periods
                                                                                           shown to that of the
                                                                                           Morgan Stanley Capital
                                                                                           International Europe,
                                                                                           Australia and Far East
                                                                                           Index ('MSCI EAFE'), an
                                                                                           unmanaged index of
                                                                                           common stocks of
                                                                                           companies located in
                                                                                           Europe, Australia and
                                                                                           the Far East.
------------------------------------------------------------------------------------------------------------------

 FEE TABLE

-----------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                        CLASS A   CLASS B   CLASS 2   CLASS O

   Maximum sales charge on purchases                5.75%*     None     1.00%       None

   Maximum deferred sales charge on redemptions      None     5.00%     1.00%       None

-----------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)

   Management fees                                  0.90%     0.90%     0.90%      0.90%

   Distribution and service (12b-1) fee             0.25%     1.00%     1.00%       None

   Other expenses                                   0.95%     0.95%     0.95%      0.95%

   Total annual fund operating expenses             2.10%     2.85%     2.85%      1.85%

 *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
                                                                                              FEES AND EXPENSES
                                                                                              This table sets forth
                                                                                              the fees and expenses
                                                                                              you will pay if you
                                                                                              invest in shares of the
                                                                                              fund.
                                                                                              Because the manager has
                                                                                              voluntarily agreed to
                                                                                              waive a portion of its
                                                                                              management fee and
                                                                                              reimburse certain
                                                                                              expenses for the fiscal
                                                                                              year ended December 31,
                                                                                              2000, the actual total
                                                                                              operating expenses for
                                                                                              each class are:
                                                                                              Class  A: 1.75%
                                                                                              Class  B: 2.50%
                                                                                              Class  2: 2.50%
                                                                                              Class O: 1.50%
                                                                                              The manager may
                                                                                              discontinue this waiver
                                                                                              and reimbursement at
                                                                                              any time.

---------------------------------------------------------------------------------------------------------------------

                    Salomon Brothers Investment Series - 15

 EXAMPLE

--------------------------------------------------------------------------------------------

 NUMBER OF YEARS YOU OWN YOUR SHARES                 1 YEAR   3 YEARS   5 YEARS   10 YEARS

 Your costs would be

 Class A                                              $776    $1,195    $1,639      $2,866

 Class B (redemption at end of period)                 788     1,183     1,704       2,915

 Class B (no redemption)                               288       883     1,504       2,915

 Class 2 (redemption at end of period)                 485       974     1,589       3,244

 Class 2 (no redemption)                               385       974     1,589       3,244

 Class O                                               185       582     1,001       2,169

 The example assumes: You invest $10,000 for the period shown
                      You reinvest all distributions and dividends without a sales charge
                      The fund's operating expenses remain the same
                      Your investment has a 5% return each year
                      Redemption of your shares at the end of the period
                                                                                               This example helps you
                                                                                               compare the cost of
                                                                                               investing in the fund
                                                                                               with other mutual
                                                                                               funds. Your actual cost
                                                                                               may be higher or lower.

                    Salomon Brothers Investment Series - 16

--------------------------------------------------------------------------------
 INVESTORS VALUE FUND

 INVESTMENT              The primary investment objective of the fund is to seek
 OBJECTIVE               long-term growth of capital. Current income is a secondary objective.
-------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT    The fund invests primarily in common stocks of established
 STRATEGY                U.S. companies. The fund may also invest in other equity
                         securities. To a lesser degree, the fund invests in income producing securities such as debt securities.
-------------------------------------------------------------------------------------
 HOW THE                 The manager emphasizes individual security selection while
 MANAGER                 diversifying the fund's investments across industries, which
 SELECTS THE             may help to reduce risk. The manager focuses on established
 FUND'S                  large capitalization companies (over $5 billion in market
 INVESTMENTS             capitalization), seeking to identify those companies with
                         solid growth potential at reasonable values. The manager
                         employs fundamental analysis to analyze each company in
                         detail, ranking its management, strategy and competitive
                         market position.

                         In selecting individual companies for investment, the manager looks for:

                           Long-term history of performance.
                           Competitive market position.
                           Competitive products and services.
                           Strong cash flow.
                           High return on equity.
                           Strong financial condition.
                           Experienced and effective management.
                           Global scope.
-------------------------------------------------------------------------------------
 PRINCIPAL               Equity investments may involve added risks. Investors could
 RISKS OF                lose money on their investment in the fund, or the fund may
 INVESTING IN            not perform as well as other investments, if any of the
 THE FUND                following occurs:
                           U.S. stock markets decline.
                           An adverse event, such as an unfavorable earnings report,
                           negatively affects the stock price of a company in which the fund invests.
                           Large capitalization stocks fall out of favor with
                           investors.
                           The manager's judgment about the attractiveness, growth
                           prospects or potential appreciation of a particular sector or stock proves to be incorrect.

                    Salomon Brothers Investment Series - 17

 PERFORMANCE
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year. Past performance
 does not necessarily indicate how                   [BAR CHART]
 the fund will perform in the future.

 QUARTERLY RETURNS: Highest:
 17.44% in 4th quarter 1998;
 Lowest:  - 12.43% in 3rd quarter
 1998.



                         29.30     7.42      15.19      -1.26      35.39     30.56    26.47     15.44    11.73   15.24
                           91       92         93         94         95        96      97         98       99      00



                                                                                   TOTAL RETURN
                                                                                   The bar chart shows the
                                                                                   performance of the
                                                                                   fund's Class O shares
                                                                                   for each of the past 10
                                                                                   years. Class A, B and 2
                                                                                   shares would have
                                                                                   different performance
                                                                                   because of their
                                                                                   different expenses. The
                                                                                   performance information
                                                                                   in the chart does not
                                                                                   reflect sales charges,
                                                                                   which would reduce your
                                                                                   return.

----------------------------------------------------------------------------------------------------------------

 PERFORMANCE TABLE

 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS,
 REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS
 AND DIVIDENDS.

-----------------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)

                    Inception                                                 Since
      Class            Date         1 Year       5 Years       10 Years     Inception

 Class A              1/3/95        8.34%         17.99%         n/a          20.75%

 Class B              1/3/95        9.23%         18.27%         n/a          20.98%

 Class 2'D'           1/3/95        12.04%        18.26%         n/a          20.86%

 Class O               n/a          15.24%        19.67%        18.03%         n/a

 S&P 500 Index         n/a         - 9.11%        18.33%        17.44%         n/a
                                                                                         COMPARATIVE
                                                                                         PERFORMANCE
                                                                                         The table indicates the
                                                                                         risk of investing in
                                                                                         the fund by comparing
                                                                                         the average annual
                                                                                         total return of each
                                                                                         class for the periods
                                                                                         shown to that of the
                                                                                         Standard & Poor's 500
                                                                                         Stock Index ('S&P 500
                                                                                         Index'), a broad-based
                                                                                         unmanaged index of
                                                                                         widely held common
                                                                                         stock.
                                                                                         'D'formerly Class C
----------------------------------------------------------------------------------------------------------------

 FEE TABLE

-------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT)                                      CLASS A   CLASS B   CLASS 2   CLASS O    CLASS Y
 Maximum sales charge on purchases                 5.75%*     None     1.00%      None      None
 Maximum deferred sales charge on redemptions       None     5.00%     1.00%      None      None

-------------------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)

   Management fees                                 0.61%     0.61%     0.61%     0.61%     0.61%
   Distribution and service (12b-1) fee            0.25%     1.00%     1.00%      None      None
   Other expenses                                  0.14%     0.12%     0.13%     0.12%     0.12%**
   Total annual fund operating expenses            1.00%     1.73%     1.74%     0.73%    0.73%**

  *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy
   Class A shares in amounts $1,000,000 or more at net asset value (without an initial charge)
   but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

 **Based on estimated amounts for the fiscal year ending December 31, 2001.

                                                                                                    FEES AND EXPENSES
                                                                                                    This table sets forth
                                                                                                    the fees and expenses
                                                                                                    you will pay if you
                                                                                                    invest in shares of the
                                                                                                    fund.

---------------------------------------------------------------------------------------------------------------------------

                    Salomon Brothers Investment Series - 18

 EXAMPLE

-------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS

 Your costs would be

 Class A                                            $671      $875     $1,096      $1,729

 Class B (redemption at end of period)               676       845      1,139       1,761

 Class B (no redemption)                             176       545        939       1,761

 Class 2 (redemption at end of period)               375       643      1,034       2,131

 Class 2 (no redemption)                             275       643      1,034       2,131

 Class O                                              75       233        406         906

 Class Y                                              75       233        406         906

 The example assumes:  You invest $10,000 for the period shown
                       You reinvest all distributions and dividends without a sales charge
                       The fund's operating expenses remain the same
                       Your investment has a 5% return each year
                       Redemption of your shares at the end of the period

                                                                                              This example helps you
                                                                                              compare the cost of
                                                                                              investing in the Fund
                                                                                              with other mutual
                                                                                              funds. Your actual cost
                                                                                              may be higher or lower.

                    Salomon Brothers Investment Series - 19

--------------------------------------------------------------------------------
 LARGE CAP GROWTH FUND

 INVESTMENT              The fund seeks long-term growth of capital.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests primarily in equity securities of U.S.
 INVESTMENT              large cap issuers that, at the time of purchase, have market
 STRATEGY                capitalizations within the top 1,000 stocks of publicly
                         traded companies listed in the United States equity market.
                         The fund's equity securities consist primarily of common
                         stocks. The fund may also invest in preferred stocks,
                         warrants and securities convertible into common stocks. The fund may also invest up to 15% of its assets in securities of foreign issuers.
-------------------------------------------------------------------------------------
 HOW THE                 The subadviser, Citi Fund Management Inc., creates a
 MANAGER                 diversified portfolio of well established large
 SELECTS THE             capitalization companies with a proven track record of
 FUND'S                  consistent, above average earnings and revenue growth, solid
 INVESTMENTS             prospects for continued superior growth, and an effective
                         management team committed to these goals.
                         The subadviser incorporates quantitative analysis,
                         multi-factor screens and models, as well as fundamental
                         stock research to identify high quality, large companies
                         that exhibit the potential for sustainable growth. In
                         selecting individual companies for investment, the
                         subadviser screens companies on the following factors:

                           Earnings per share growth.
                           Earnings per share growth consistency.
                           Sales growth.
                           Return on shareholder equity.
                           Strength of balance sheet.
-------------------------------------------------------------------------------------
 PRINCIPAL               Equity investments may involve added risks. Investors could
 RISKS OF                lose money on their investment in the fund, or the fund may
 INVESTING IN            not perform as well as other investments, if any of the
 THE FUND                following occurs:
                           U.S. stock markets decline.
                           An adverse event, such as an unfavorable earnings report,
                           negatively affects the stock price of a company in which the fund invests.
                           Large capitalization stocks fall out of favor with
                           investors.
                           The manager's judgment about the attractiveness, growth
                           prospects or potential appreciation of a particular sector or stock proves to be incorrect.

                         Growth securities typically are sensitive to market
                         movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall.

                    Salomon Brothers Investment Series - 20

 PERFORMANCE
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 for the last calendar year. Past
 performance does not necessarily                    [BAR CHART]
 indicate how the fund will perform
 in the future.

 QUARTERLY RETURNS: Highest:
 0.80% in 1st quarter 2000;
 Lowest:  - 11.44% in 4th quarter
 2000.

                         -15.99
                            00

                                                                                   TOTAL RETURN
                                                                                   The bar chart shows the
                                                                                   performance of the
                                                                                   fund's Class A shares
                                                                                   for the year indicated.
                                                                                   Class B, 2 and O shares
                                                                                   would have different
                                                                                   performance because of
                                                                                   their different
                                                                                   expenses. The
                                                                                   performance information
                                                                                   in the chart does not
                                                                                   reflect sales charges,
                                                                                   which would reduce your
                                                                                   return.

----------------------------------------------------------------------------------------------------------------

 PERFORMANCE TABLE

 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS,
 REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS
 AND DIVIDENDS.

---------------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)

                    Inception                                                 Since
      Class            Date         1 Year       5 Years       10 Years     Inception

 Class A             10/25/99       -20.81%        n/a           n/a         -9.79%

 Class B             10/25/99       -20.80%        n/a           n/a         -9.03%

 Class 2             10/25/99       -18.11%        n/a           n/a         -6.55%

 Class O             10/26/99       -15.73%        n/a           n/a         -4.91%

 S&P 500 Index       10/26/99        -9.11%        n/a           n/a          3.74%
                                                                                         COMPARATIVE
                                                                                         PERFORMANCE
                                                                                         The table indicates the
                                                                                         risk of investing in
                                                                                         the fund by comparing
                                                                                         the average annual
                                                                                         total return of each
                                                                                         class for the periods
                                                                                         shown to that of the
                                                                                         Standard & Poor's 500
                                                                                         Stock Index ('S&P 500
                                                                                         Index'), a broad-based
                                                                                         unmanaged index of
                                                                                         widely held common
                                                                                         stock.

----------------------------------------------------------------------------------------------------------------------
FEE TABLE

----------------------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A   CLASS B   CLASS 2   CLASS O
 Maximum sales charge on purchases                       5.75%*     None     1.00%       None
 Maximum deferred sales charge on redemptions             None     5.00%     1.00%       None

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)

   Management fees                                       0.75%     0.75%     0.75%      0.75%

   Distribution and service (12b-1) fee                  0.25%     1.00%     1.00%       None

   Other expenses                                        0.88%     0.88%     0.88%      0.87%

   Total annual fund operating expenses                  1.88%     2.63%     2.63%      1.62%

 *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy
  Class A Shares in amounts $1,000,000 or more at net asset value (without an initial charge)
  but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

                                                                                                   FEES AND EXPENSES
                                                                                                   This table sets forth
                                                                                                   the fees and expenses
                                                                                                   you will pay if you
                                                                                                   invest in shares of the
                                                                                                   fund.
                                                                                                   Because the manager has
                                                                                                   voluntarily agreed to
                                                                                                   waive a portion of its
                                                                                                   management fee and
                                                                                                   reimburse certain
                                                                                                   expenses for the
                                                                                                   fiscal year ended
                                                                                                   December 31, 2000 the
                                                                                                   actual total operating
                                                                                                   expenses for each class
                                                                                                   were:
                                                                                                   Class A: 1.45%
                                                                                                   Class B: 2.20%
                                                                                                   Class 2: 2.20%
                                                                                                   Class O: 1.20%
                                                                                                   The manager may
                                                                                                   discontinue this waiver and
                                                                                                   reimbursement at any time.

--------------------------------------------------------------------------------------------------------------------------

                    Salomon Brothers Investment Series - 21

EXAMPLE

-------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS

 Your costs would be

 Class A                                            $755     $1,132    $1,533      $2,649

 Class B (redemption at end of period)               766      1,117     1,595       2,703

 Class B (no redemption)                             266        817     1,395       2,703

 Class 2 (redemption at end of period)               463        909     1,481       3,034

 Class 2 (no redemption)                             363        909     1,481       3,034

 Class O                                             165        511       881       1,922

 The example assumes: You invest $10,000 for the period shown
                      You reinvest all distributions and dividends without a sales charge
                      The fund's operating expenses remain the same
                      Your investment has a 5% return each year
                      Redemption of your shares at the end of the period
                                                                                              This example helps you
                                                                                              compare the cost of
                                                                                              investing in the fund
                                                                                              with other mutual
                                                                                              funds. Your actual cost
                                                                                              may be higher or lower.

                    Salomon Brothers Investment Series - 22

--------------------------------------------------------------------------------
 NEW YORK MUNICIPAL MONEY MARKET FUND

 INVESTMENT              The fund seeks as high a level of current income exempt from
 OBJECTIVE               regular federal income tax and New York State and New York
                         City personal income taxes as is consistent with liquidity and the stability of principal.
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests primarily in high-quality, short-term 'New
 INVESTMENT              York municipal securities,' which are debt obligations
 STRATEGY                issued by the State of New York and its political
                         subdivisions, agencies and public authorities (or certain
                         other governmental issuers such as Puerto Rico, the Virgin
                         Islands, and Guam.) The interest on these obligations is
                         exempt from regular federal income tax and New York State
                         and New York City personal income taxes. As a result, the
                         interest rate on these obligations normally is lower than it would be if the obligations were subject to taxation.

                         MINIMUM CREDIT QUALITY: The fund invests primarily in
                         securities rated in the two highest short-term rating
                         categories, or if unrated, of equivalent quality.
                         MAXIMUM MATURITY: The fund invests in securities having
                         remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.
-------------------------------------------------------------------------------------
 HOW THE
 MANAGER
 SELECTS THE
 FUND'S
 INVESTMENTS
                         The manager selects securities primarily by identifying
                         undervalued sectors and individual securities, while also
                         selecting securities that it believes will benefit from
                         changes in market conditions. In selecting individual
                         securities, the manager:

                          Uses fundamental credit analysis to estimate the relative
                          value and attractiveness of various opportunities in the New
                          York municipal bond market.
                          Identifies eligible issuers with the most desirable credit quality.
                          Trades between general obligations and revenue bonds and
                          among various revenue bond sectors such as housing, hospital and industrial development, based on their apparent
                          relative values.
                          Considers a security's maturity in light of the outlook for the issuer and its sector and interest rates.
-------------------------------------------------------------------------------------
 PRINCIPAL               Although the fund seeks to preserve the value of an
 RISKS OF                investment at $1 per share, it is possible to lose money by
 INVESTING IN            investing in the fund if any of the following occurs:
 THE FUND

 There is no assurance    The fiscal condition of New York State or New York City
 that the fund will be    weakens. New York State and City have experienced
 able to maintain a       significant fiscal problems in the past.
 stable net asset value   Interest rates rise, causing the value of the fund's
 of $1.00 per share.      portfolio to decline.
 The fund is not          An issuer or guarantor of the fund's securities defaults,
 diversified, which       has its credit rating downgraded or is unable to make timely
 means that it can        payments because of general economic downturns or increased
 invest a higher          governmental costs.
 percentage of its        New federal or state legislation adversely affects the
 assets in any one        tax-exempt status of securities held by the fund or the
 issuer than a            financial ability of the municipalities to repay these
 diversified fund.        obligations.
 However, the fund        The manager's judgment about the attractiveness, value or
 complies with the        income potential of a particular security proves to be
 Securities and           incorrect.
 Exchange Commission's   It is possible that some of the fund's income distributions
 rule for money market   may be, and distributions of the fund's realized capital
 funds, including the    gains will be, subject to federal taxation. The fund may
 diversification         realize taxable gains on the sale of its securities or other
 requirement of that     transactions, and some of the fund's income distribution may
 rule.                   be subject to the federal alternative minimum tax. In
                         addition, some of the fund's income distribution and all of the fund's realized capital gains generally will be subject to state and local taxation.

                    Salomon Brothers Investment Series - 23

 PERFORMANCE                                              [GRAPH]
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year. Past performance
 does not necessarily indicate how
 the fund will perform in the future.
 QUARTERLY RETURNS: Highest:
 1.21% in 2nd quarter 1991;
 Lowest: 0.51% in 1st quarter 1994.
                                                                                   TOTAL RETURN
                                                                                   The bar chart shows the
                                                                                   performance of the
                                                                                   fund's Class O shares
                                                                                   for each of the past 10
                                                                                   years. Class A, B and 2
                                                                                   shares may have
                                                                                   different performance
                                                                                   because of their
                                                                                   different expenses.


                         4.75      3.12      2.34       2.68      3.74    3.30    3.45   3.19    2.93    3.78
                          91        92        93         94        95      96      97     98      99      00


-------------------------------------------------------------------------------------------------------------------
 PERFORMANCE TABLE

 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION
 OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.

-------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)

     Class       Inception Date     1 Year         5 Years     10 Years   Since Inception

-------------------------------------------------------------------------
 Class A            11/1/96          3.78%           n/a         n/a           3.34%
 Class B            11/1/96          3.78%           n/a         n/a           3.34%

-------------------------------------------------------------------------
 Class 2'D'         11/1/96          3.78%           n/a         n/a           3.34%
 Class O            10/2/90          3.78%          3.33%       3.33%           n/a

 The fund's 7-day yield as of December 31, 2000 was 4.41%.

                                                                                            COMPARATIVE PERFORMANCE
                                                                                            The table indicates the
                                                                                            average annual total
                                                                                            return of each class
                                                                                            for the periods shown.
                                                                                            'D'formerly Class C

-------------------------------------------------------------------------------------------------------------------




 FEE TABLE

-------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                        CLASS A   CLASS B   CLASS 2   CLASS O
 Maximum sales charge on purchases                   None      None      None        None
 Maximum deferred sales charge on redemptions        None      None      None        None

-------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
         Management fees                            0.20%     0.20%     0.20%       0.20%

-------------------------------------------------------------------------
         Distribution and service (12b-1) fee        None      None      None        None
         Other expenses                             0.18%     0.18%     0.19%       0.18%

-------------------------------------------------------------------------
         Total annual fund operating expenses       0.38%     0.38%     0.39%       0.38%

                                                                                             FEES AND EXPENSES
                                                                                             This table sets forth
                                                                                             the fees and expenses
                                                                                             you will pay if you
                                                                                             invest in shares of the
                                                                                             fund.

--------------------------------------------------------------------------------------------------------------------

 EXAMPLE

------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
 Your costs would be

 Class A                                              $39      $122      $213        $480

------------------------------------------------------------------------------------------
 Class B                                               39       122       213         480
 Class 2                                               40       125       219         493

------------------------------------------------------------------------------------------
 Class O                                               39       122       213         480
 The example assumes: You invest $10,000 for the period shown
                    You reinvest all distributions and dividends without a sales charge
                    The fund's operating expenses remain the same
                    Your investment has a 5% return each year
                    Redemption of your shares at the end of the period
                                                                                               This example helps you
                                                                                               compare the cost of
                                                                                               investing in the fund
                                                                                               with other mutual
                                                                                               funds. Your actual cost
                                                                                               may be higher or lower.

                    Salomon Brothers Investment Series - 24

--------------------------------------------------------------------------------
 SMALL CAP GROWTH FUND

 INVESTMENT              The fund seeks long-term growth of capital.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests primarily in equity securities of companies
 INVESTMENT              with market capitalizations at the time of purchase similar
 STRATEGY                to that of the companies included in the Russell 2000 Growth
                         Index. The Russell 2000 Growth Index includes companies with market capitalizations below the top 1000 stocks of the
                         equity market. The Index is reconstituted annually, each
                         June 30. As of June 30, 2000, the date of the most recent
                         reconstitution, the market capitalization of companies
                         included in the Russell 2000 Index ranged from $75 million to $3.85 billion.
-------------------------------------------------------------------------------------
 HOW THE
 MANAGER
 SELECTS THE
 FUND'S
 INVESTMENTS
                         The manager emphasizes companies which it believes have
                         favorable growth prospects and potential for significant
                         capital appreciation. In selecting individual companies for investment, the manager looks for:

                           Companies that either occupy a dominant position in an
                           emerging industry or a growing market share in larger,
                           fragmented industries.
                           Favorable sales and/or earnings growth trends.
                           High or improving return on capital.
                           Strong financial condition.
                           Experienced and effective management.
-------------------------------------------------------------------------------------
 PRINCIPAL               While investing in equity securities historically has
 RISKS OF                produced greater average returns than investments in fixed
 INVESTING IN            income securities, small cap securities may involve added
 THE FUND                risks. Investors can lose money on their investment in the fund, or the fund may not perform as well as other
                         investments, if any of the following occurs:
                           Small capitalization stocks fall out of favor with
 Investing in              investors.
 small                     Recession or adverse economic trends adversely affects the
 capitalization            earnings or financial condition of small companies.
 companies                 The manager's judgment about the attractiveness, growth
 involves a                prospects or potential appreciation of the fund's
 substantial risk          investments proves to be incorrect.
 of loss.                  Greater volatility of share price because of the fund's
                           focus on small cap companies. Compared to large cap
                           companies, small cap companies and the market for their
                           equity securities are more likely to:
                             Be more sensitive to changes in earnings results and
                             investor expectations.
                             Have more limited product lines, capital resources and
                             management depth.
                             Experience sharper swings in market values.
                             Be harder to sell at the times and prices the manager
                             believes appropriate.
                             Offer greater potential for gain and loss.
                         Growth securities typically are sensitive to market
                         movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall.

                    Salomon Brothers Investment Series - 25

 PERFORMANCE
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year. Past performance
 does not necessarily indicate how
 the fund will perform in the future.                  [BAR CHART]
 QUARTERLY RETURNS: Highest:
 33.45% in 4th quarter 1999;
 Lowest:  -8.42% in 4th quarter
 2000.


                                                                                   TOTAL RETURN
                                                                                   The bar chart shows the
                                                                                   performance of the
                                                                                   fund's Class A shares
                                                                                   for each of the
                                                                                   calendar years
                                                                                   indicated. Class B, 2
                                                                                   and O shares would have
                                                                                   different performance
                                                                                   because of their
                                                                                   different expenses. The
                                                                                   performance information
                                                                                   in the chart does not
                                                                                   reflect sales charges,
                                                                                   which would reduce your
                                                                                   return.


                        57.52        14.08
                          99          00


--------------------------------------------------------------------------------------
 PERFORMANCE TABLE

 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS,
 REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS
 AND DIVIDENDS.

--------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEAR ENDED DECEMBER 31, 2000)

         Class            Inception Date      1 Year            Since Inception

 Class A                      7/1/98          7.53%                  30.95%

 Class B                      7/1/98          9.16%                  32.25%

 Class 2'D'                   7/1/98          11.27%                 32.58%

 Class O                      7/1/98          14.36%                 34.49%

 Russell 2000 Growth Index    7/1/98         -22.43%                  2.43%

 Russell 2000 Index           7/1/98         -3.02%                   3.36%
                                                                                        COMPARATIVE
                                                                                        PERFORMANCE
                                                                                        The table indicates the
                                                                                        risk of investing in
                                                                                        the fund by comparing
                                                                                        the average annual
                                                                                        total return of each
                                                                                        class for the periods
                                                                                        shown to that of the
                                                                                        Russell 2000 Growth
                                                                                        Index, an index which
                                                                                        measures the
                                                                                        performance of those
                                                                                        Russell 2000 Index
                                                                                        companies with higher
                                                                                        price-to-book ratios
                                                                                        and higher forecasted
                                                                                        growth values and the
                                                                                        Russell 2000 Index, an
                                                                                        index which includes
                                                                                        companies with market
                                                                                        capitalizations below
                                                                                        the top 1,000 of stocks
                                                                                        of the equity market.
                                                                                        'D'formerly Class C
---------------------------------------------------------------------------------------------------------------

 FEE TABLE

 --------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT)                                      CLASS A   CLASS B   CLASS 2   CLASS O   CLASS Y

 Maximum sales charge on purchases                 5.75%*     None     1.00%      None      None
 Maximum deferred sales charge on redemptions      None*     5.00%     1.00%      None      None

---------------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)

   Management fees                                 0.80%     0.80%     0.80%     0.80%     0.80%

   Distribution and service (12b-1) fee            0.25%     1.00%     1.00%      None      None

   Other expenses                                  0.34%     0.34%     0.34%     0.37%     0.37%**

   Total Annual fund operating expenses            1.39%     2.14%     2.14%     1.17%    1.17%**

 *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy
  Class A Shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**Based on estimated amounts for the fiscal year ending December 31, 2001.
                                                                                                     FEES AND EXPENSES
                                                                                                     This table sets forth
                                                                                                     the fees and expenses
                                                                                                     you will pay if you
                                                                                                     invest in shares of the
                                                                                                     fund.
----------------------------------------------------------------------------------------------------------------------------

                    Salomon Brothers Investment Series - 26

 EXAMPLE

 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS     10 YEARS
 Your costs would be

 Class A                                           $708      $990      $1,292      $2,148

 Class B (redemption at end of period)              717       970       1,349       2,197

 Class B (no redemption)                            217       670       1,149       2,197

 Class 2 (redemption at end of period)              415       763       1,236       2,548

 Class 2 (no redemption)                            315       763       1,238       2,548

 Class O (redemption at end of period)              119       372         644       1,420

 Class Y                                            119       372         644       1,420

 The example assumes: You invest $10,000 for the period shown
                      You reinvest all distributions and dividends without a sales charge
                      The fund's operating expenses remain the same
                      Your investment has a 5% return each year
                      Redemption of your shares at the end of the period
                                                                                              This example helps you
                                                                                              compare the cost of
                                                                                              investing in the fund
                                                                                              with other mutual
                                                                                              funds. Your actual cost
                                                                                              may be higher or lower.

                    Salomon Brothers Investment Series - 27

--------------------------------------------------------------------------------
 STRATEGIC BOND FUND

 INVESTMENT              The fund seeks a high level of current income. As a
 OBJECTIVE               secondary objective, the fund seeks capital appreciation.
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests primarily in a globally diverse portfolio
 INVESTMENT              of fixed income securities. The manager has broad discretion
 STRATEGY                to allocate the fund's assets among the following segments of the global market for fixed income securities:

                          U.S. government obligations           Mortgage and asset-backed securities
                          Investment and non-investment grade   Investment and non-investment grade
                          U.S. and foreign corporate debt       sovereign debt, including issuers
                                                                in emerging markets

                         CREDIT QUALITY: The fund invests in fixed income securities across a range of credit qualities and may invest a
                         substantial portion of the fund's assets in obligations
                         rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly
                         referred to as 'junk bonds'.

                         MATURITY: The fund has no specific average portfolio
                         maturity requirement, but generally anticipates maintaining a range of 4.5 to 10 years. The fund may hold individual
                         securities of any maturity.
-------------------------------------------------------------------------------------
 HOW THE                 The manager uses a combination of quantitative models which
 MANAGER                 seek to measure the relative risks and opportunities of each
 SELECTS THE             market segment based upon economic, market, political,
 FUND'S                  currency and technical data and its own assessment of
 INVESTMENTS             economic and market conditions to create an optimal
                         risk/return allocation of the fund's assets among various
                         segments of the fixed income market. After the manager makes its sector allocations, the manager uses traditional credit analysis to identify individual securities for the fund's
                         portfolio.

                         In selecting corporate debt for investment, the manager considers the issuer's:

                           Financial condition.
                           Sensitivity to economic conditions and trends.
                           Operating history.
                           Experience and track record of management.

                         In selecting foreign government debt for investment, the manager considers the issuer's:

                           Economic and political conditions within the issuer's
                           country.
                           Overall and external debt levels and debt service ratios.
                           Access to capital markets.
                           Debt service payment history.

                         In selecting U.S. government and agency for investment
                         obligations and mortgage-backed securities for investment, the manager considers the following factors:

                           Yield curve shifts.
                           Credit quality.
                           Changing prepayment patterns.
-------------------------------------------------------------------------------------

                    Salomon Brothers Investment Series - 28

 PRINCIPAL RISKS         Investors could lose money on their investment in the fund,
 OF INVESTING IN         or the fund may not perform as well as other investments, if
 THE FUND                any of the following occurs:

                           Interest rates go up, causing the prices of fixed-income
                           securities to decline and reducing the value of the fund's investments.

                           The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its
                           credit rating downgraded.

                           During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower
                           yielding securities. This is known as call or prepayment
                           risk.

                           During periods of rising interest rates, the average life of certain types of securities may be extended because of
                           slower than expected principal payments. This may lock in a below market interest rate, increase the security's
                           duration and reduce the value of the security. This is
                           known as extension risk.

                           The manager's judgment about the attractiveness, relative
                           value or potential appreciation of a particular sector or
                           security proves to be incorrect.

                         To the extent the fund invests significantly in asset-backed and mortgage-related securities, its exposure to prepayment and extension risks may be greater than other investments in fixed income securities. Mortgage derivatives held by the
                         fund may have especially volatile prices and may have a
                         disproportionate effect on the fund's share price.

 Investments in          High yield securities are considered speculative with
 high yield              respect to the issuer's ability to pay interest and
 securities              principal and are susceptible to default or decline in
 involve a               market value due to adverse economic and business
 substantial risk        developments. The market values for high yield securities
 of loss.                tend to be very volatile, and these securities are less
                         liquid than investment grade debt securities. For these
                         reasons, your investment in the fund is subject to increased price sensitivity to changing interest rates and a greater risk of loss due to default or declining credit quality.
                         Also, negative market sentiment towards high yield
                         securities depresses the price and liquidity of high yield securities. This negative perception could last for a
                         significant period of time.

                         Investing in foreign issuers, including emerging market
                         issuers, may involve unique risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to larger more developed countries. These risks are
                         more pronounced to the extent the fund invests in issuers in countries with emerging markets or if the fund invests
                         significantly in one country. These risks may include:

                           Less information about non-U.S. issuers or markets may be
                           available due to less rigorous disclosure and accounting
                           standards or regulatory practices.

                           Many non-U.S. markets are smaller, less liquid and more
                           volatile than U.S. markets. In a changing market, the
                           manager may not be able to sell the fund's portfolio
                           securities in amounts and at prices the manager considers
                           reasonable.

                           Economic, political and social developments significantly
                           disrupt the financial markets or interfere with the Fund's ability to enforce its rights against foreign government
                           issuers.

                    Salomon Brothers Investment Series - 29

 PERFORMANCE
 The bar chart indicates the risks of          [BAR CHART]
 investing in the fund by showing
 changes in the fund's performance
 from year to year.
 Past performance does not
 necessarily indicate how the fund
 will perform in the future.
 QUARTERLY RETURNS: Highest:
 5.65% in 4th quarter 1999;
 Lowest:  - 3.47% in 3rd quarter
 1998.

                         14.05     11.23      1.05      4.96      1.77
                          96        97        98         99        00

                                                                                   TOTAL RETURN
                                                                                   The bar chart shows the
                                                                                   performance of the
                                                                                   fund's Class A shares
                                                                                   for each of the
                                                                                   calendar years
                                                                                   indicated. Class B, 2
                                                                                   and O shares would have
                                                                                   different performance
                                                                                   because of their
                                                                                   different expenses. The
                                                                                   performance information
                                                                                   in the chart does not
                                                                                   reflect sales charges,
                                                                                   which would reduce your
                                                                                   return.

----------------------------------------------------------------------------------------------------------------------
 PERFORMANCE TABLE
 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF
 SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.

---------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
        Class           Inception Date        1 Year            5 Year       Since Inception
---------------------------------------------------------------------------------------------
 Class A                   2/22/95           - 3.07%            5.45%             7.45%

 Class B                   2/22/95           - 3.66%            5.36%             7.40%

 Class 2'D'                2/22/95           - 0.73%            5.55%             7.43%

 Class O                   2/22/95            2.05%             6.74%             8.61%

 SSB Big Index             2/22/95            11.59%            6.45%             7.91%

                                                                                               COMPARATIVE
                                                                                               PERFORMANCE

                                                                                               The table indicates the
                                                                                               risk of investing in
                                                                                               the fund by comparing
                                                                                               the average annual
                                                                                               total return of each
                                                                                               class for the periods
                                                                                               shown to that of the
                                                                                               Salomon Smith Barney
                                                                                               Broad Investment Grade
                                                                                               Bond Index ('SSB Big
                                                                                               Index'), a broad-based
                                                                                               unmanaged index of
                                                                                               corporate bonds.
                                                                                               'D'formerly Class C
----------------------------------------------------------------------------------------------------------------------

 FEE TABLE

---------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                        CLASS A   CLASS B   CLASS 2   CLASS O
 *Maximum sales charge on purchases                 4.75%*     None     1.00%        None
  Maximum deferred sales charge on redemptions       None     5.00%     1.00%        None

---------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
  A % OF NET ASSETS)
---------------------------------------------------------------------------------------------
   Management fees                                  0.75%     0.75%     0.75%       0.75%

   Distribution and service (12b-1) fee             0.25%     1.00%     0.75%        None

   Other expenses                                   0.39%     0.38%     0.39%       0.39%

   Total annual fund operating expenses             1.39%     2.13%     1.89%       1.14%

*If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A Shares in amounts of $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
                                                                                             FEES AND EXPENSES
                                                                                             This table sets forth
                                                                                             the fees and expenses
                                                                                             you will pay if you
                                                                                             invest in shares of the
                                                                                             fund. Because the
                                                                                             manager voluntarily
                                                                                             agreed to waive a
                                                                                             portion of its
                                                                                             management fee for the
                                                                                             fiscal year ended
                                                                                             December 31, 2000, the
                                                                                             actual total operating
                                                                                             expenses for each class
                                                                                             were:
                                                                                             Class A: 1.24%
                                                                                             Class B: 1.99%
                                                                                             Class 2: 1.74%
                                                                                             Class O: 0.99%
                                                                                             The manager may
                                                                                             discontinue this waiver
                                                                                             at any time.
--------------------------------------------------------------------------------------------------------------------
 EXAMPLE

---------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS

 Your costs would be
 Class A                                             $610      $894    $1,199      $2,064

 Class B (redemption at end of period)                716       967     1,344       2,185

 Class B (no redemption)                              216       667     1,144       2,185

 Class 2 (redemption at end of period)                390       688     1,111       2,289

 Class 2 (no redemption)                              290       688     1,111       2,289

 Class O                                              116       362       628       1,386

 The example assumes:  You invest $10,000 for the period shown
                       You reinvest all distributions and dividends without a sales charge
                       The fund's operating expenses remain the same
                       Your investment has a 5% return each year
                       Redemption of your shares at the end of the period.
                                                                                             This example helps you
                                                                                             compare the cost of
                                                                                             investing in the fund
                                                                                             with other mutual
                                                                                             funds. Your actual cost
                                                                                             may be higher or lower.

                    Salomon Brothers Investment Series - 30

--------------------------------------------------------------------------------
 U.S. GOVERNMENT INCOME FUND

 INVESTMENT              The fund seeks to obtain a high level of current income.
 OBJECTIVE
--------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT    Under normal circumstances, the fund invests in debt
 STRATEGY                securities and mortgage-backed securities issued or
                         guaranteed by the U.S. government, its agencies or
                         instrumentalities. The fund may also invest in private pools of mortgages the payment of principal and interest of which is guaranteed by the U.S. government, its agencies or
                         instrumentalities. Agency and instrumentality securities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S.
                         government or only by the credit of the issuer itself.
                         DURATION: The fund normally maintains an average portfolio effective duration of two to four years. Duration is an
                         approximate measure of the sensitivity of the market value of the fund's portfolio to changes in interest rates.
--------------------------------------------------------------------------------
 HOW THE                 The manager focuses on identifying undervalued sectors and
 MANAGER                 securities. Specifically, the manager:
 SELECTS THE              Monitors the spread between U.S. Treasury and Government
 FUND'S                   agency or instrumentality issuers and purchases agency and
 INVESTMENTS              instrumentality issues which it believes will provide a
                          total return advantage.
                          Determines sector or maturity weightings based on
                          intermediate and long-term assessments of the economic
                          environment and relative value factors based on interest
                          rate outlook.
                          Uses research to uncover inefficient sectors of the
                          government and mortgage markets and adjusts portfolio
                          positions to take advantage of new information.
                          Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to
                          identify individual securities that balance potential
                          return and risk.
--------------------------------------------------------------------------------
 PRINCIPAL               Investors could lose money on their investment in the fund
 RISKS OF                or the fund's performance could fall below other possible
 INVESTING IN            investments if any of the following occurs:
 THE FUND                Interest rates increase, causing the prices of fixed-income securities to decline and reducing the value of the fund's investments.
                          As interest rates decline, the issuers of mortgage-related securities held by the fund may pay principal earlier than scheduled, forcing the fund to reinvest in lower yielding
                          securities. This is called prepayment or call risk.
                          As interest rates increase, slower than expected principal payments may extend the average life of fixed income
                          securities, locking in below-market interest rates and
                          reducing the value of these securities. This is called
                          extension risk.
                          Increased volatility in share price to the extent the fund holds mortgage derivative securities because of their
                          imbedded leverage or unusual interest rate reset terms.
                          The manager's judgment about interest rates or the
                          attractiveness, value or income potential of a particular
                          security proves incorrect.
                         Payments of principal and interest on mortgage pools issued by government related organizations are not guaranteed by
                         the U.S. government. Although mortgage pools issued by U.S.
                         agencies are guaranteed with respect to payments of
                         principal and interest, such guarantee does not apply to
                         losses resulting from declines in the market value of such securities.

                    Salomon Brothers Investment Series - 31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 PERFORMANCE                                  [BAR CHART OMITTED]
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year. Past performance
 does not necessarily indicate how
 the fund will perform in the future.
 QUARTERLY RETURNS: Highest:
 4.30% in 3rd quarter 1998;
 Lowest:  - 1.20% in 1st quarter
 1996.

                         3.59      7.86      7.63       1.52      7.91
                           96       97        98         99         00



                                                          TOTAL RETURN
                                                          The bar chart shows the
                                                          performance of the
                                                          fund's Class A shares
                                                          for each of the
                                                          calendar years
                                                          indicated. Class B, 2
                                                          and O shares would have
                                                          different performance
                                                          because of their
                                                          different expenses. The
                                                          performance information
                                                          in the chart does not
                                                          reflect sales charges,
                                                          which would reduce your
                                                          return.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 PERFORMANCE TABLE
 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF
 SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.
-----------------------------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
-----------------------------------------------------------------------------------------------------------------------
    Class               Inception Date       1 Year           5 Years       Since Inception
 Class A                   2/22/95            2.78%             4.65%             5.57%
 Class B                   2/22/95            2.18%             4.58%             5.55%
 Class 2'D'                2/22/95            5.37%             4.77%             5.56%
 Class O                   2/22/95            8.45%             6.00%             6.78%
 SSB Index                 2/22/95            8.91%             6.04%             6.78%
                                                                                               COMPARATIVE
                                                                                               PERFORMANCE
                                                                                               The table indicates the
                                                                                               risk of investing in
                                                                                               the fund by comparing
                                                                                               the average annual
                                                                                               total return of the
                                                                                               fund for the periods
                                                                                               shown to that of the
                                                                                               Salomon Smith Barney
                                                                                               1-5 Year Treasury Bond
                                                                                               Index ('SSB Index'), a
                                                                                               broad-based unmanaged
                                                                                               index of U.S. Treasury
                                                                                               securities.
                                                                                               'D'formerly Class C
-----------------------------------------------------------------------------------------------------------------------

 FEE TABLE
-----------------------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A   CLASS B   CLASS 2   CLASS O
-----------------------------------------------------------------------------------------------------------------------
 *Maximum sales charge on purchases                      4.75%*     None      None      None
 Maximum deferred sales charge on redemptions             None     5.00%     1.00%      None
-----------------------------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------
   Management fees                                       0.60%     0.60%     0.60%     0.60%
   Distribution and service (12b-1) fee                  0.25%     1.00%     0.75%      None
   Other expenses                                        0.75%     0.77%     0.77%     0.76%
   Total annual fund operating expenses                  1.60%     2.37%     2.12%     1.36%

 *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A Shares in amounts of $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
                                                                                                 FEES AND EXPENSES
                                                                                                 This table sets forth
                                                                                                 the fees and expenses
                                                                                                 you will pay if you
                                                                                                 invest in shares of the
                                                                                                 fund. Because the
                                                                                                 manager voluntarily
                                                                                                 agreed to waive a
                                                                                                 portion of its
                                                                                                 management fee and
                                                                                                 reimbursed certain
                                                                                                 expenses for the fiscal
                                                                                                 year ended December 31,
                                                                                                 2000, the actual total
                                                                                                 operating expenses for
                                                                                                 each class were:
                                                                                                  Class A: 0.84%
                                                                                                  Class B: 1.60%
                                                                                                  Class 2: 1.35%
                                                                                                  Class O: 0.60%
                                                                                                 The manager may
                                                                                                 discontinue this waiver
                                                                                                 at any time.
-----------------------------------------------------------------------------------------------------------------------

 EXAMPLE

-----------------------------------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------
 Your costs would be
 Class A                                            $630     $  956    $1,304      $2,285
 Class B (redemption at end of period)               740      1,039     1,465       2,425
 Class B (no redemption)                             240        739     1,265       2,425
 Class 2 (redemption at end of period)               413        757     1,228       2,527
 Class 2 (no redemption)                             313        757     1,228       2,527
 Class O                                             138        431       745       1,635

 The example assumes: You invest $10,000 for the period shown
                      You reinvest all distributions and dividends without a sales charge
                      The fund's operating expenses remain the same
                      Your investment has a 5% return each year
                      Redemption of your shares at the end of the period
                                                                                              This example helps you
                                                                                              compare the cost of
                                                                                              investing in the fund
                                                                                              with other mutual
                                                                                              funds. Your actual cost
                                                                                              may be higher or lower.

                    Salomon Brothers Investment Series - 32
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 MORE ON THE FUNDS' INVESTMENTS

 ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------

 Each fund's investment objective and its principal investment strategies and risks are described under 'Fund Goals and Strategies.'

 This section provides additional information about the funds' investments and certain portfolio management techniques the funds may use. More information about the funds' investments and portfolio management techniques, some of which entail risks, is included in the statement of additional information (SAI).

 Any policy or limitation for a fund that is expressed as a percentage of assets is considered only at the time of purchase of portfolio securities. The policy will not be violated if these limitations are exceeded because of changes in the market value of the fund's assets or for any other reason.

                           ASIA GROWTH FUND
                           Although the fund intends to be fully invested in equity securities of Asian companies, the fund may also invest up to 35% of its assets in fixed income securities issued by U.S. and foreign governments, their agencies or instrumentalities and supranational entities. The fund may invest up to 10% of its assets in non-convertible debt securities rated below investment grade, or, if unrated, of equivalent quality as determined by the subadvisor.

                           BALANCED FUND
                           The fund may invest up to 20% of its assets in securities of foreign issuers.

                           CAPITAL FUND
                           The fund may invest in investment grade fixed-income securities and may invest up to 20% of its net assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by the manager. The fund may invest without limit in convertible debt securities. The fund emphasizes those convertible debt securities that offer the appreciation potential of common stocks. The fund may also invest up to 20% of its assets in securities of foreign issuers.

                           HIGH YIELD BOND FUND
                           Although the fund invests primarily in high yield securities, the fund may also invest up to 20% of its assets in equity and equity related securities.

                           INTERNATIONAL EQUITY FUND
                           Although the fund invests primarily in securities of issuers organized in at least 3 countries other than the U.S., the fund may invest up to 15% of its assets in the securities of issuers located in the U.S. Although the fund emphasizes its investments in developed markets, it may also invest up to 15% of its net assets in companies located in developing countries. The fund may also invest in other securities of non-U.S. issuers which the subadviser believes provide an opportunity for appreciation, such as convertible bonds, preferred stocks and warrants. The fund's long-term convertible investments will carry at least a Baa rating from Moody's Investors Service, Inc. or a BBB rating from Standard & Poor's Ratings Group at the time of purchase or are determined by the subadviser to be of equal quality.

                           INVESTORS VALUE FUND
                           The fund may invest up to 5% of its net assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by the manager. The fund may invest without limit in convertible debt securities. The fund may also invest up to 20% of its assets in securities of foreign issuers.


                    Salomon Brothers Investment Series - 33

                           LARGE CAP GROWTH FUND
                           The fund may invest up to 35% of its assets in equity securities of companies with market capitalization not within the top 1,000 stocks of the equity market. The fund may invest up to 15% of its assets in foreign equity securities.

                           NEW YORK MUNICIPAL MONEY MARKET FUND
                           The fund may invest up to 35% of its assets in securities that pay interest which is not exempt from New York State or city personal income tax and up to 20% of its assets in securities that pay interest which is not exempt from federal income tax.

                           SMALL CAP GROWTH FUND
                           The fund may invest up to 35% of its assets in equity securities of companies whose market capitalizations exceed the market capitalization of companies included in the Russell 2000 Index. The fund may also invest up to 25% of its assets in non-convertible bonds, notes and debt securities when the manager believes that their total return potential equals or exceeds the potential return of equity securities. The fund may invest up to 20% of its total assets in equity securities of foreign issuers.

                           STRATEGIC BOND FUND
                           Although the fund invests primarily in fixed-income securities, the fund may also invest up to 20% of its assets in equity and equity related securities. The fund may invest up to 100% of its assets in foreign currency denominated securities, including securities of issuers located in emerging markets.
--------------------------------------------------------------------------------


 EQUITY INVESTMENTS

 Asia Growth Fund, Balanced Fund, Capital Fund, Investors Value Fund, International Equity Fund, Large Cap Growth Fund, Small Cap Growth Fund and Strategic Bond Fund

                           Subject to its particular investment policies, each of these funds may invest in all types of equity securities. Equity securities include common stocks traded on an exchange or in the over the counter market, preferred stocks, warrants, rights, convertible securities, depositary receipts, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts.

--------------------------------------------------------------------------------

 FIXED INCOME INVESTMENTS

 All funds, but the following funds only to a limited extent: Asia Growth Fund, Capital Fund, Investors Value Fund, Large Cap Growth Fund, International Equity Fund and Small Cap Growth Fund

                           Subject to its particular investment policies, each fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, loan participation and assignments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions. Only certain of the funds may invest in fixed income securities of foreign issuers. See 'Foreign and emerging markets investments' below.

                           Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                    Salomon Brothers Investment Series - 34

 Cash Management Fund, High Yield Bond Fund, Strategic Bond Fund, Balanced Fund and U.S. Government Income Fund


                           Each of these funds may invest in mortgage-backed and asset-backed securities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

                           Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage backed securities are particularly subject to prepayment risk. The fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk. For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.
--------------------------------------------------------------------------------




 Balanced Fund, Strategic
 Bond Fund and U.S.
 Government Income Fund

                           Each of these funds may also enter into mortgage dollar roll transactions to earn additional income. In these transactions, the fund sells a U.S. agency mortgage-backed security and simultaneously agrees to repurchase at a future date another U.S. agency mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The fund loses the right to receive interest and principal payments on the security it sold. However, the fund benefits from the interest earned on investing the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon the manager's ability to forecast mortgage prepayment patterns on different mortgage pools. The fund may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.

--------------------------------------------------------------------------------

 CREDIT QUALITY            If a security receives different ratings, a fund will
                           treat the securities as being rated in the highest rating category. Credit rating criteria are applied at the time a fund purchases a fixed income security.
                           A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to OTC derivatives contracts.

                           INVESTMENT GRADE SECURITIES

                           Securities are investment grade if:

                            They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.
                            They have received a comparable short-term or other rating.
                            They are unrated securities that the manager believes are of comparable quality to investment grade securities.

                    Salomon Brothers Investment Series - 35

 HIGH YIELD, LOWER QUALITY SECURITIES

 High Yield Bond Fund, Strategic Bond Fund and Balanced Fund. Each of the following funds only to a limited extent: Asia Growth Fund, Capital Fund and Investors Value Fund

                           Each of these funds may invest in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer creditworthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.

--------------------------------------------------------------------------------

 MUNICIPAL OBLIGATIONS

 New York Municipal Money Market Fund

                           The fund invests primarily in municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. The interest on these securities is exempt from regular federal income tax and, in some cases, state and local personal income tax. The two principal classifications of municipal obligations are 'general obligation' securities and 'revenue' securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of a facility being financed. Revenue securities may include private activity bonds. Private activity bonds may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities. The secondary market for municipal obligations may be less liquid than for most taxable fixed income securities which may limit the fund's ability to buy and sell these obligations at times and prices the manager believes would be advantageous. There may be less information available about the financial condition of an issuer of municipal obligations than about issuers of other publicly traded securities. Also, state and federal bankruptcy laws could hinder the fund's ability to recover interest or principal in the event of a default by the issuer.

--------------------------------------------------------------------------------




 FOREIGN AND EMERGING MARKET INVESTMENTS

 All funds except New York Municipal Money Market Fund and U.S. Government Income Fund

                           Each of these funds may invest in foreign securities, including emerging market issuers, although the foreign investments of Cash Management Fund are limited to U.S. dollar denominated investments issued by foreign branches of U.S. banks and by U.S. and foreign branches of foreign banks.

                           Investing in foreign issuers, including emerging market issuers, may involve unique risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to larger more developed countries. These risks are more pronounced to the extent the fund invests in issuers in countries with emerging markets or if the fund invests significantly in one country. These risks may include:

                            Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices.


                    Salomon Brothers Investment Series - 36

---------------------------------------------------------------
    Salomon Brothers Investment Series

ACCOUNT APPLICATION Please Note: A separate application must be used to open an IRA account.
--------------------------------------------------------------------------------

 1. TYPE OF ACCOUNT (Please print)  (Account will not be opened without Taxpayer
                                     I.D. No. or Social Security No.)

[ ] INDIVIDUAL           [ ] JOINT      Social Security No. or Taxpayer I.D. No.

Name |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|                |_|_|_|_|_|_|_|_|_|

Joint Registrant (if any)1,2            Social Security No. or Taxpayer I.D. No.

Name |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|                |_|_|_|_|_|_|_|_|_|

1 Use only the Social Security Number or Taxpayer Indentification Number of the first listed joint tenant.

2 For joint registrations, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.
--------------------------------------------------------------------------------

[ ] UNIFORM GIFT TO MINORS OR [ ] UNIFORM TRANSFER TO MINORS (where allowed by law)

Name of Adult Custodian (only one permitted)

Name  |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|

Minor's Date of Birth |_|_|_|_|_|_|

Name of Minor (only one permitted)                   Minor's Social Security No.

Name|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|  |_|_|_|_|_|_|_|_|_|

under the  |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|
                State of Residence of Minor

                (Account will not be opened without minor's Social Security No.)
                 Uniform Gifts/Transfer to Minors Act.

--------------------------------------------------------------------------------

[ ] CORPORATION                     [ ] PARTNERSHIP                Social Security No. or Taxpayer I.D. No.

[ ] TRUST*                          [ ] OTHER                        |_|_|_|_|_|_|_|_|_|

   (Account will not be opened without Taxpayer I.D. No. or Social Security No.)

Name of Corporation, Partnership, or Other
|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|

Name(s) of Trustee(s) |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|

*If a Trust, include date of trust instrument and list trustees
 if they are to be named in the registration.        Date of the Trust Agreement |_|_|_|_|_|_|_|_|_|_|_|_|_|
--------------------------------------------------------------------------------

 2. MAILING ADDRESS

Street or P.O. Box |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|

                   |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|

City |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_| State|_|_| Zip |_|_|_|_|_|

Business Telephone |_|_|_|_|_|_|_|_|_|_| Home Telephone |_|_|_|_|_|_|_|_|_|_|

--------------------------------------------------------------------------------

 3. INVESTMENT INFORMATION

METHOD OF INVESTMENT

[ ] I have enclosed a check for the minimum of $250 per Fund.

[ ] I have enclosed a check for the minimum of $25 per Fund and completed the Automatic Investment Plan information in Section 10.

[ ] I purchased ___ shares of ____ through my broker on ___/___/___.
Confirm #____

PLEASE MAKE MY INVESTMENT IN THE FUNDS DESIGNATED BELOW:

CLASS A  CLASS B  CLASS 2           SALOMON BROTHERS INVESTMENT SERIES                  INVESTMENT
---------------------------------------------------------------------------------------------------------
                                    Asia Growth Fund                              $
-------  -------  -------                                                          ----------------------
                                    International Equity Fund                     $
-------  -------  -------                                                          ----------------------
                                    Small Cap Growth Fund                         $
-------  -------  -------                                                          ----------------------
                                    Capital Fund                                  $
-------  -------  -------                                                          ----------------------
                                    Large Cap Growth Fund                         $
-------  -------  -------                                                          ----------------------
                                    Investors Value Fund                          $
-------  -------  -------                                                          ----------------------
                                    Balanced Fund                                 $
-------  -------  -------                                                          ----------------------
                                    High Yield Bond Fund                          $
-------  -------  -------                                                          ----------------------
                                    Strategic Bond Fund                           $
-------  -------  -------                                                          ----------------------
                                    U.S. Government Income Fund                   $
-------  -------  -------                                                          ----------------------
                                    New York Municipal Money Market Fund          $
-------  -------  -------                                                          ----------------------
                                    Cash Management Fund                          $
-------  -------  -------                                                          ----------------------
                                                         TOTAL INVESTMENT AMOUNT  $----------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 4. REDUCED SALES CHARGE (Available for CLASS A Shares Only)

METHOD OF INVESTMENT

Are you a shareholder in another Salomon Brothers Investment Series
Fund?   [ ] Yes   [ ] No

[ ] I apply for Right of Accumulation reduced sales charges based on the following Salomon Brothers Investment Series Fund accounts (excluding Class B and Class 2 Shares).

Fund                                          Account No. or Social Security No.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LETTER OF INTENT

[ ] I agree to the Letter of Intent provisions contained in the Fund's current
    Prospectus. During a 13-month period, I plan to invest a dollar amount of at least:

[ ] $50,000     [ ] $100,000    [ ] $250,000    [ ] $500,000    [ ] $1,000,000
--------------------------------------------------------------------------------

 5. DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS

Dividends and capital gains will be reinvested in the same Fund if no other option is selected.

DIVIDENDS                                                CAPITAL GAINS
[ ] I wish to reinvest dividends in the same Fund.       [ ] I wish to reinvest capital gains in the same Fund.
[ ] I wish to have dividends paid in cash.               [ ] I wish to have capital gains paid in cash.

The AUTOMATIC DIVIDEND DIVERSIFICATION PROGRAM allows an investor to have dividends and any other distributions from a Fund automatically used to purchase shares of the same class of any other Fund. The receiving account must be in the same name as your existing account.

[ ] Please reinvest dividends and capital gains from the ___ Fund to the ___ Fund.

OPTIONAL FEATURES
--------------------------------------------------------------------------------

 6. AUTOMATIC WITHDRAWAL PLAN

I would like to establish an Automatic Withdrawal in the amount of $_____ to be executed on the __ day of the month (or the next business day if the selected day falls on a weekend or holiday).

[ ] Monthly        [ ] Quarterly        [ ] Startup Month/Year:________________

Automatic Withdrawals will be made on or near the 10th day of the month if no Date is selected.

A minimum account value of $10,000 in a single account is required to establish monthly withdrawal plan. For quarterly plans a minimum of $5,000 in a single account is required.

For the Investors Value Fund and the Capital Fund, shareholders are required to have a minimum value of $7,500 in a single account. A shareholder can arrange for automatic distributions to be made monthly or quarterly for amounts not less than $50 from each Fund.

Please mail checks to:                                  Wire transfers to:
[ ] Address of Record (named in Section 2)              [ ] Bank of Record (named in Section 10)

Name    |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|

Address |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|

City |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_| State|_|_| Zip |_|_|_|_|_|
--------------------------------------------------------------------------------


 7. TELEPHONE REDEMPTION PRIVILEGE

Unless indicated below, I authorize the Transfer Agent to accept instructions from any person to redeem shares in my account (s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current Prospectus. Checks for redemption of proceeds will be sent by check via U.S. Mail to the address of record, unless the information in Section 10 is completed for redemption by wire of $500 or more.

[ ] I DO NOT want the Telephone Redemption Privilege.
--------------------------------------------------------------------------------

 8. SYSTEMATIC INVESTMENT PLAN

I would like to exchange shares in my ______________ Fund account, for which no certificates have been issued, to:

$ ____________ into the _______________________________ Fund, Account # ________
  $25 Minimum
$ ____________ into the _______________________________ Fund, Account # ________
  $25 Minimum
$ ____________ into the _______________________________ Fund, Account # ________
  $25 Minimum

The exchange will occur on or about the 15th of each month, beginning in the month of_______

--------------------------------------------------------------------------------

 9. TELEPHONE EXCHANGE PRIVILEGE

Unless indicated below, I authorize the Transfer Agent to accept instructions from any person to exchange shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Funds' current prospectus.

[ ] I DO NOT want the Telephone Exchange Privilege.

--------------------------------------------------------------------------------

 10. AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan, which is available to shareholders of the Salomon Brothers Investment Series Funds, makes possible regular monthly purchases of Fund shares to allow dollar-cost averaging. The Funds' transfer agent can arrange for an amount of money selected by you ($25 minimum) to be deducted from your checking account and used to purchase shares of a specified Salomon Brothers Investment Series Fund.

Please withdraw $______________ from my checking account (named in Section 11) on the _______ day of the month for investment:

[ ] Monthly             [ ] Every alternate month        [ ] Other _____________

[ ] Quarterly           [ ] Semianually

No more than one investment will be processed per month.

$ ____________ into the ___________________________________________________ Fund
   $25 Minimum

$ ____________ into the ___________________________________________________ Fund
   $25 Minimum

$ ____________ into the ___________________________________________________ Fund
   $25 Minimum

If you are applying for the Telephone Redemption Privilege or Automatic Investment Plan, please attach your voided check on top of our sample below.

    JOHN DOE                                             000
    123 Main Street
    Anywhere, USA 12345

    _______________________________________$              [ ]


--------------------------------------------------------------------------------

 11. BANK OF RECORD

Please attach a voided check in the space provided in Section 10.


Bank Name             |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|

Address               |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|

City                  |_|_|_|_|_|_|_|_|_|_|_|_|_| State |_|_| Zip |_|_|_|_|_|

Bank ABA No.          |_|_|_|_|_|_|_|_|_|

Bank Account No.      |_|_|_|_|_|_|_|_|_|

Account Name          |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|

SIGNATURE AND DEALER INFORMATION
--------------------------------------------------------------------------------

 12. SIGNATURE AND TAXPAYER CERTIFICATION

The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal age to purchase shares pursuant to this Application, and have received a current Prospectus for the Salomon Brothers Investment Series
Fund (s) in which I (we) am (are) investing. THE UNDERSIGNED ACKNOWLEDGES THAT THE TELEPHONE EXCHANGE
PRIVILEGE IS AUTOMATIC AND THAT I (WE) MAY BEAR THE RISK OF LOSS IN THE EVENT OF FRAUDULENT USE OF THE PRIVILEGE.
If I (we) do not want the Telephone Exchange Privilege, I (we) have so indicated on this Application.

UNDER THE INTEREST AND DIVIDEND TAX COMPLIANCE ACT OF 1983, THE FUND IS REQUIRED TO HAVE THE FOLLOWING CERTIFICATION:

UNDER THE PENALTY OF PERJURY, I CERTIFY THAT:

(1) THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (OR I AM WAITING FOR A NUMBER TO BE ISSUED TO ME), AND

(2) I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (A) I AM EXEMPT FROM BACKUP WITHHOLDING; OR (B) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS OR; (C) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING.

(3) I AM A U.S. PERSON (INCLUDING A U.S. RESIDENT ALIEN).

CERTIFICATION INSTRUCTIONS -- YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDERREPORTING OF INTEREST OR DIVIDENDS ON YOUR TAX RETURN. FOR REAL ESTATE TRANSACTIONS, ITEM (2) DOES NOT APPLY. FOR MORTGAGE INTEREST PAID, THE ACQUISITION OR ABANDONMENT OF SECURED PROPERTY, CONTRIBUTIONS TO AN INDIVIDUAL RETIREMENT ACCOUNT (IRA), AND GENERALLY PAYMENTS OTHER THAN INTEREST AND DIVIDENDS, YOU ARE NOT REQUIRED TO SIGN THE CERTIFICATION, BUT YOU MUST PROVIDE YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER.

[ ] Exempt from Backup Withholding (i.e., exempt entity as described in Application Instructions)

[ ] Nonresident alien [form W-8 attached]     Country of Citizenship ___________

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

Authorized signature _____________________ Title ________________ Date _________

Authorized signature _____________________ Title ________________ Date _________
--------------------------------------------------------------------------------



 13. FOR DEALER USE ONLY (Please print)

We hereby authorize CFBDS, Inc. to act as our agent in connection with transactions authorized by the Application and agree to notify CFBDS, Inc. of any purchases made under a Letter of Intent or Right of Accumulation. If this Application includes a Telephone Exchange Privilege authorization, a Telephone Redemption Privilege authorization or an Automatic Withdrawal Plan request, we guarantee the signature(s) above.

Dealer's Name |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|

Main Office Address |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|

Dealer Number |_|_|_|_|_|_|_|_|_| Branch # |_|_|_|_|_|_|_| Rep # |_|_|_|_|_|_|_|

Representative's Name |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|

Branch Address |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_| Telephone No. |_|_|_|_|_|

Authorized Signature of Dealer _________________________________

Title |_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|_|

If desired, I elect to have third party statements sent to the following address:
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________

--------------------------------------------------------------------------------
CUSTOMER SERVICE

For customer service, including account information, transfers and Fund prices, you may call
                                 1-800-446-1013
             between 9:00 a.m. and 5:00 p.m. Eastern Standard Time.
--------------------------------------------------------------------------------
MAILING INSTRUCTIONS

Mail your completed account application and    OR     (for overnight and express mail delivery)
check made payable to Salomon Brothers
Funds to:

SALOMON BROTHERS INVESTMENT SERIES                    SALOMON BROTHERS INVESTMENT SERIES
C/O PFPC                                              C/O PFPC
P.O. BOX 9764                                         4400 COMPUTER DRIVE
PROVIDENCE, RI 02940 - 9764                           WESTBOROUGH, MA 01581-5120

                                                                   SBPROAPP 5/00

                                           SIGNATURE CARD
                                        CASH MANAGEMENT FUND
                                NEW YORK MUNICIPAL MONEY MARKET FUND
                               Boston Safe Deposit and Trust Company

ACCOUNT NUMBER
--------------------------------------------------------------------------
ACCOUNT NAME(S) AS REGISTERED

--------------------------------------------------------------------------
AUTHORIZED SIGNATURE(S) -- Individuals must sign as their names appear in account registration

1 ______________________________________________________________________________
2 ______________________________________________________________________________
3 ______________________________________________________________________________
4 ______________________________________________________________________________
[ ] Check if all signatures are required
[ ] Check if only one signature is required             Date ___________________
[ ] Check if combination of signatures is required and specify number and/or individual(s)
                      SUBJECT TO CONDITION ON REVERSE SIDE







  THE PAYMENT OF FUNDS IS AUTHORIZED BY THE SIGNATURE(S) APPEARING ON REVERSE SIDE.

  By executing this signature card, I (we) hereby authorize Boston Safe Deposit and Trust Company ('Bank') to honor checks drawn by me (us) on my (our) Account in the Investment Company ('Fund') indicated on the reverse side of this form with payment therefore to be made by redeeming sufficient full and fractional shares in that Account without a signature guarantee.

  If this card is signed by more than one person, all checks will require only one of the signatures appearing on the reverse side if the option of 'only one signature is required' has been selected.

  Checks may not be written for amounts less than $500 or such other minimum or maximum as may from time to time be established by the Fund. Shares for which certificates have been issued may not be redeemed by check. No redemption of shares purchased by check will be permitted pursuant to this Check Redemption Service until 15 days after such shares were credited to the shareholder's account. The Bank reserves the right to dishonor checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment.

  Neither the Bank nor the Fund shall incur any liability for honoring my (our) redemption checks, or for effecting redemptions pursuant to the Check Redemption Service or for returning checks which have not been honored. The Bank and the Fund shall be liable only for their own negligence.

  I (we) understand and agree that this Check Redemption Service is in all respects subject to the procedures, rules and regulations of the Bank governing checking accounts, and also to the terms and conditions in the Fund's current Prospectus and Statement of Additional Information, and that the Bank and the Fund reserve the right to change, modify or terminate the Service at any time upon written notification mailed to my (our) address of record.

                            Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the manager may not be able to sell the fund's portfolio securities in amounts and at prices the manager considers reasonable.

                            The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading.

                            The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession.


                            Economic, political and social developments that adversely affect the securities markets.

                            Foreign governmental obligations involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers.

--------------------------------------------------------------------------------

 SOVEREIGN GOVERNMENT AND SUPRANATIONAL DEBT

 All funds except Cash Management Fund, New York Municipal Money Market Fund, Large Cap Growth Fund, Small Cap Growth Fund and U.S. Government Income Fund

                           Each of these funds may invest in all types of fixed income securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include:

                            Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.

                            Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.

                            Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

                            Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

                            Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.

                            Participations in loans between emerging market governments and financial institutions.

                            Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

--------------------------------------------------------------------------------

 DERIVATIVES AND HEDGING TECHNIQUES

 All funds except Cash Management Fund and New
 York Municipal Money Market Fund

                           Each of these funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps. These funds do not use derivatives as a primary investment technique and generally limit their use to hedging against the economic impact of adverse changes in the market value of their portfolio securities, due to changes in stock market prices, currency exchange rates or interest rates. However, these funds may use derivatives for any of the following purposes:


                    Salomon Brothers Investment Series - 37

                            As a substitute for buying or selling securities

                            To enhance the fund's return as a non-hedging strategy that may be considered speculative

                           A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

 TEMPORARY DEFENSIVE
 INVESTING                 Each fund may depart from its principal investment
                           strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

 PORTFOLIO TURNOVER        Each fund may engage in active and frequent trading
                           to achieve its principal investment strategies.
                           Frequent trading also increases transaction costs, which could detract from a fund's performance, and may result in increased net short-term capital gains, distributions of which are taxable to shareholders as ordinary income.


--------------------------------------------------------------------------------

 MANAGEMENT

Salomon Brothers Asset Management Inc ('SBAM') is the investment manager for each fund. Together with its affiliates, the manager provides a broad range of fixed income and equity investment advisory services to various individuals located throughout the world. The manager's principal address is 125 Broad Street, New York, New York 10004. It is a wholly-owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Salomon Brothers Asset Management Limited, an affiliate of the manager, provides advisory services to the manager in connection with Strategic Income Fund's transactions in currencies and non-dollar denominated debt securities. Its principal address is Victoria Plaza, 111 Buckingham Palace Row, London SW1W 0SB England. Salomon Brothers Asia Pacific Limited ('SBAM AP') is subadviser to the Asia Growth Fund and manages the Asia Growth Fund's assets under the supervision of the manager. Its principal address is Three Exchange Square, Hong Kong. Neither Salomon Brothers Asset Management Limited or SBAM AP is compensated by the funds for its services.

Citi Fund Management Inc. is subadviser to the Large Cap Growth Fund and the International Equity Fund and manages each fund's assets under the supervision of the manager. Its principal address is 100 Stamford Place, Stamford, Connecticut. Citi Fund Management Inc. is a wholly-owned subsidiary of Citigroup Inc. and managed more than $139 billion in assets as of June 30, 2001.

                    Salomon Brothers Investment Series - 38

----------------------------------------------------------------------------------------
 FUND          PORTFOLIO MANAGER       SINCE           PAST 5 YEARS' BUSINESS EXPERIENCE

 Balanced      George J. Williamson    July 1998       director of the manager
 Fund
----------------------------------------------------------------------------------------
 Capital Fund  Ross S. Margolies       January 1995    managing director of the manager
               Robert M. Donahue, Jr.  July 1998       managing director of the manager
                                                       since January 2001; director and
                                                       equity analyst with the manager;
                                                       analyst at Gabelli & Company prior to
                                                       1997

 High Yield    Peter J. Wilby          Inception       managing director of the manager
 Bond Fund     Beth A. Semmel                          managing director of the manager
               James E. Craige                         managing director of the manager

 Investors     John B. Cunningham      September 1997  managing director of the manager
 Value Fund    Mark McAllister         April 2000      director and equity analyst with the
                                                       manager; executive vice president and
                                                       portfolio manager at JLW Capital
                                                       Mgmt. Inc. from March 1998 to May
                                                       1999. Prior to March 1998 was a Vice
                                                       President and equity analyst at Cohen
                                                       & Steers Capital Management

 New York      Charles K. Bardes       August 1998     vice president of the manager
 Municipal     Thomas A. Croak         August 1998     vice president of the manager
 Money
 Market Fund
----------------------------------------------------------------------------
 Strategic     Peter J. Wilby          Inception       managing director of the manager
 Bond          Roger Lavan             Inception       managing director of the manager
 Fund          David Scott             Inception       managing director of the manager

 U.S.          Roger Lavan             Inception       managing director of the manager
 Government
 Income Fund

----------------------------------------------------------------------------

                                                                                              THE PORTFOLIO
                                                                                              MANAGERS
                                                                                              The portfolio managers
                                                                                              are primarily
                                                                                              responsible for the
                                                                                              day-to-day operation of
                                                                                              the funds indicated
                                                                                              beside their names and
                                                                                              business experience.









The Small Cap Growth Fund is managed by a team of individuals employed by SBAM, each of whom is a sector manager responsible for stock selection in one or more industries.

A team of individuals employed by SBAM AP manage the day to day operations of the Asia Growth Fund. Two teams of individuals employed by Citi Fund Management Inc. manage the day to day operations of the International Equity Fund and the Large Cap Growth Fund.

  -------------------------------------------------------------------------

                                                                ACTUAL
                                                                MANAGEMENT
                                                                FEE PAID DURING THE
                                                                MOST RECENT FISCAL YEAR*

   Asia Growth Fund                                                         0%
  -------------------------------------------------------------------------
   Balanced Fund                                                         0.32%

   Capital Fund                                                          0.70%
  -------------------------------------------------------------------------
   Cash Management Fund                                                  0.05%

   High Yield Bond Fund                                                  0.75%
  -------------------------------------------------------------------------
   International Equity Fund                                             0.55%

   Investors Value Fund                                                  0.61%
  -------------------------------------------------------------------------
   Large Cap Growth Fund                                                 0.33%

   New York Municipal Money Market Fund                                  0.20%
  -------------------------------------------------------------------------
   Small Cap Growth Fund                                                 0.80%

   Strategic Bond Fund                                                   0.60%
  -------------------------------------------------------------------------
   U.S. Government Income Fund                                              0%

   *Fee may be less than the contractual rate due to expense limitations.


                                                                                           MANAGEMENT FEES
                                                                                           SBAM was established in
                                                                                           1987 and together with
                                                                                           SBAM affiliates in
                                                                                           London, Frankfurt,
                                                                                           Tokyo and Hong Kong,
                                                                                           provides a broad range
                                                                                           of fixed income and
                                                                                           equity investment
                                                                                           services to individuals
                                                                                           and institutional
                                                                                           clients throughout the
                                                                                           world. As of June 30,
                                                                                           2001, SBAM and its
                                                                                           affiliates managed
                                                                                           approximately
                                                                                           $66.9 billion of
                                                                                           assets.

                    Salomon Brothers Investment Series - 39

 The Investors Value Fund pays the manager a fee that varies based upon the investment performance of the fund compared to the Standard and Poor's 500 Index. The base fee is determined as follows:

  ------------------------------------------------------------
   AVERAGE DAILY NET ASSETS                    ANNUAL FEE RATE

        First $350 million                          .650%
        Next $150 million                           .550%
        Next $250 million                           .525%
        Next $250 million                           .500%
        Over $1 billion                             .450%

 At the end of each calendar quarter for each percentage point of difference between the investment performance of the class of shares of the Investors Value Fund which has the lowest performance for the period and the S&P 500 Index over the last prior 12 month period this base fee is adjusted upward or downward by the product of (i) 1/4 of .01% multiplied by (ii) the average daily net assets of the Investors Value Fund for the 12 month period. If the amount by which the Investors Value Fund outperforms or underperforms the S&P 500 Index is not a whole percentage point, a pro rata adjustment will be made. However, there will be no performance adjustment unless the investment performance of the Investors Value Fund exceeds or is exceeded by the investment record of the S&P 500 Index by at least one percentage point. The maximum quarterly adjustment is 0.025%, which would occur if the Investor Fund's performance exceeds or is exceeded by the S&P 500 Index by ten or more percentage points.

 The Capital Fund pays the manager a fee of:

  ------------------------------------------------------------
   AVERAGE DAILY NET ASSETS                    ANNUAL FEE RATE

        First $100 million                          1.00%
        Next $100 million                           .75%
        Next $200 million                           .625%
        Over $400 million                           .50%

                    Salomon Brothers Investment Series - 40

Salomon Smith Barney Inc., a registered broker-dealer,        DISTRIBUTOR
serves as each fund's distributor.

-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CHOOSING A SHARE CLASS TO BUY

 SHARE                   You can choose between three classes of shares: Class A, B
 CLASSES                 or 2. In addition, certain investors may purchase Class Y
                         shares of the Capital Fund, Investors Value Fund and Small
                         Cap Growth Fund. If you already own Class O shares of a
                         fund, you may also be eligible to purchase additional
                         Class O shares. The classes have different sales charges and expenses, allowing you to choose the class that best meets your needs. When choosing which class of shares to buy, you should consider:
                         How much you plan to invest.
                         How long you expect to own the shares.
                         The expenses paid by each class.
                         Whether you qualify for any reduction or waiver of sales
                         charges.

--------------------------------------------------------------------------------

  INVESTMENT             Minimum initial investment amounts vary depending on the
  MINIMUMS               nature of your investment account.

---------------------------------------------------------------------------------------------------------

                                                                                  ADDITIONAL INVESTMENTS
                                                       INITIAL INVESTMENT
                                                   CLASSES A, B,    CLASS Y      CLASSES A, B,   CLASS Y
                                                       2, O                          2, O
 General                                               $250       $2.5 Million        $50        $1,000
---------------------------------------------------------------------------------------------------------

 Individual Retirement Accounts, Self Employed          $50       $2.5 Million        $50        $1,000
 Retirement Plans, Uniform Gift to Minor Accounts

 Qualified Retirement Plans                             $50       $2.5 Million        $50        $1,000

 Monthly Systematic Investment Plans                    $25           n/a             $25          n/a

 Pre-authorized Check Plan                              $25           n/a             $25          n/a

Qualified Retirement Plans are qualified under Section 403(b)(7) or
Section 401(a) of the Internal Revenue Code, including 401(k) plans

------------------------------------------------------------------------------------
 COMPARING              Your Financial Consultant can help you decide which class
 CLASSES                meets your goals. Your Financial Consultant may receive
                        different compensation depending upon which class you
                        choose.
------------------------------------------------------------------------------------
 DISTRIBUTION           The funds each have adopted Rule 12b-1 distribution plans
 PLANS                  for their Class A, B and 2 shares. Under each plan, the fund pays distribution and service fees. These fees are an
                        ongoing expense and over time, may cost you more than other types of sales charges.

                    Salomon Brothers Investment Series - 41

------------------------------------------------------------------------------------------------------------------------------
                                                                                                               CLASS Y
                                                                                                         (CAPITAL, SMALL CAP
                                                                                                             GROWTH AND
                                                                                                           INVESTORS VALUE
                                 CLASS A            CLASS B            CLASS 2            CLASS O            FUNDS ONLY)
 KEY FEATURES                Initial sales      No initial sales   Initial sales      Only available     No initial or
                              charge             charge             charge is lower    to existing        deferred sales
                             You may qualify    Deferred sales      than Class A       Class O            charge
                              for reduction      charge declines   Deferred sales      shareholders      Must invest at
                              or waiver of       over time          charge for only   No initial or       least $2.5 million
                              initial sales     Converts to         1 year             deferred sales    Lower expenses than
                              charge             Class A after 7   Higher annual       charge             the other classes
                             Lower annual        years              expenses than     Lower annual
                              expenses than     Higher annual       Class A            expenses than
                              Class B and        expenses than                         the other
                              Class 2            Class A                               classes

 INITIAL SALES               Up to              None               1.00%              None               None
 CHARGE                      5.75%/4.75%*,
                             reduced or
                             waived for large
                             purchases and
                             certain
                             investors. No
                             charge for
                             purchases of $1
                             million or more

 DEFERRED SALES              1%** on            Up to 5.00%**      1%** if you        None               None
 CHARGE                      purchases of $1    charged when you   redeem within 1
                             million or more    redeem shares.     year of purchase
                             if you redeem      The charge is
                             within 1 year of   reduced over
                             purchase           time and there
                                                is no deferred
                                                sales charge
                                                after 6 years

 ANNUAL                      0.25%*** of        1.00%*** of        0.75%/1.00%***     None               None
 DISTRIBUTION AND            average daily      average daily      of average daily
 SERVICE FEES                net assets         net assets         net assets

 EXCHANGEABLE                Class A shares     Class B shares     Class 2 shares     Class O shares     Class Y shares
 INTO**                      of any of the      of any of the      of any of the      of any of the      of any of the
                             other funds        other funds        other funds        other funds        other funds

  *Class A shares of all of the funds except for the money market funds (Cash
   Management Fund and New York Municipal Money Market Fund) are offered either with a 5.75% (International Equity, Balanced, Large Cap Growth, Small Cap Growth, Asia Growth, Investors Value and Capital Funds) or 4.75% (U.S. Government Income, High Yield Bond and Strategic Bond Funds) initial sales charge.

 **Class A shares of the money market funds are not subject to a sales charge at the time of purchase. If you subsequently exchange shares of either of the money market funds for shares of another fund, a sales charge may be payable on Class A shares. Class B and Class 2 shares of the money market funds are not subject to a deferred sales charge unless the shares are obtained by exchange of shares from another fund which was acquired subject to a deferred sales charge. If you subsequently exchange Class B or Class 2 shares of a money market fund for shares of another fund, a deferred sales charge may become applicable in the case of Class B and an initial and a deferred sales charge may become applicable in the case of Class 2 shares. The period during which the shares are held in the money market funds are excluded from the holding period for determining the deferred sales charge and conversion to Class A shares.

***All of the funds except for the money market funds pay a service fee with respect to Class A shares of 0.25% of average daily net assets and a service and distribution fee with respect to Class B shares of 1.00% of average daily net assets. All of the funds except for the money market funds pay a service and distribution fee with respect to Class 2 shares of either 0.75% (High Yield Bond, Strategic Bond and U.S. Government Income Funds) or 1.00% (International Equity, Asia Growth, Capital, Investors Value, Small Cap Growth, Balanced and Large Cap Growth Funds) of average daily net assets.

                    Salomon Brothers Investment Series - 42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------
No sales charge is imposed on the sale of Class A shares of Cash Management Fund or New York Municipal Money Market Fund. The table below indicates the sales charge on Class A shares of Asia Growth Fund, Balanced Fund, Capital Fund, International Growth Fund, Investors Value Fund, Large Cap Growth Fund and Small Cap Growth Fund.

--------------------------------------------------------------------------------
                                    sales charge as       sales charge as
 Amount of investment             % of offering price     % of net amount
--------------------------------------------------------------------------------
 Less than $50,000                         5.75%                 6.10%
 $50,000 but less than $100,000            4.50%                 4.71%
 $100,000 but less than $250,000           4.00%                 4.17%
 $250,000 but less than $500,000           2.75%                 2.83%
 $500,000 but less than $1 million         2.25%                 2.30%
 $1 million or more*                        -0-                   -0-

*You do not pay an initial sales charge when you buy $1 million or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

The following table indicates the sales charge on Class A Shares of High Yield Fund, Strategic Bond Fund and U.S. Government Income Fund.

--------------------------------------------------------------------------------
                                    sales charge as       sales charge as
 Amount of investment             % of offering price     % of net amount
--------------------------------------------------------------------------------
 Less than $50,000                         4.75%                 4.99%
 $50,000 but less than $100,000            4.50%                 4.71%
 $100,000 but less than $250,000           4.00%                 4.17%
 $250,000 but less than $500,000           2.75%                 2.83%
 $500,000 but less than $1 million         2.25%                 2.30%
 $1 million or more*                        -0-                   -0-

*You do not pay an initial sales charge when you buy $1 million or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

CLASS A SALES CHARGE
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends that you reinvest in additional Class A shares.

To learn more about the accumulation privilege, letters of intent, waivers for certain investors and other options to reduce your sales charge, ask your Financial Consultant or consult the SAI.


QUALIFYING FOR REDUCED CLASS A SALES CHARGES. There are several ways you can combine multiple purchases of Class A shares of the funds (excluding shares of the Cash Management Fund or the New York Municipal Money Market Fund) to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege -- lets you add the current value of Class A shares of the funds already owned by you or your spouse and your children under the age of 21 (except for Cash Management Fund and New York Municipal Money Market Fund) to the amount of your next purchase of Class A shares for purposes of calculating the sales charge. You must notify the transfer agent in writing of all share accounts to be considered in exercising this right of accumulation.

Group purchase -- lets you combine the current value of Class A shares purchased by employees (and partners) of the same employer as a group for purposes of calculating the initial sales charge. To be eligible, all purchases

                   Salomon Brothers Invewtment Series - 43

--------------------------------------------------------------------------------
must be made pursuant to an employer or partnership sanctioned plan meeting certain requirements set forth in the SAI.

Letter of intent -- lets you purchase Class A shares of the funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. All Class A shares (excluding Class A shares of the Cash Management Fund and New York Municipal Money Market Fund) previously purchased and still beneficially owned by you or your spouse and children under the age of 21 may, upon written notice to the transfer agent, also be included at the current net asset value to reach a sales charge reduction. The effective date of a letter of intent may be back-dated up to 90 days so that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the letter of intent goal.

WAIVERS FOR CERTAIN CLASS A INVESTORS. Class A initial sales charges are waived for certain types of investors, including:

 directors and officers of any fund sponsored by Citigroup or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father).
 employees of the manager and their immediate families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor ('Selling Broker') and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
 any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the funds' shares and their immediate families.
 participants in certain 'wrap-fee,' or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.
 any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.
 separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ('SAI').

                    Salomon Brothers Investment Series - 44
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 CLASS B SHARES

CLASS B DEFERRED SALES CHARGE

                  You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. Class B shares of the Cash Management Fund and New York Municipal Money Market Fund are not subject to a deferred sales charge if they were not acquired upon exchange for Class B shares of another fund.


The deferred sales charge decreases as the number of years since your purchase increases.
                               CLASS B DEFERRED SALES CHARGE TABLE

                        --------------------------------------------------------------------------
                                                                       DEFERRED SALES CHARGE AS A
                                                                       PERCENTAGE OF DOLLAR
                        YEAR(S) SINCE PURCHASE ORDER                   AMOUNT SUBJECT TO CHARGE
                        1st year                                             5      %
                        1 year or more but less than 2 years                 4      %
                        2 years or more but less than 4 years                3      %
                        4 years or more but less than 5 years                2      %
                        5 years or more but less than 6 years                1      %
                        6 or more years                                      0      %


                  CALCULATION OF DEFERRED SALES CHARGE. The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation. In addition, you do not pay a deferred sales charge on shares exchanged for shares of another fund, shares representing reinvested distributions and dividends or shares no longer subject to the deferred sales charge. All purchases during a month are deemed to have been made on the last day of that month for purposes of determining the contingent deferred sales charge.

If you want to learn more about additional deferred sales charges and waivers of deferred sales charges, contact your Financial Consultant or consult the SAI.

                  Shares are redeemed in this order:
                   Shares that represent appreciation
                   Shares representing reinvested distributions and dividends Other shares that are not subject to the deferred sales charge
                   Class B shares held longest

                  Deferred sales charges are not imposed at the time you exchange shares for shares of another fund.

                  DEFERRED SALES CHARGE WAIVERS. The deferred sales charge for each share class will generally be waived in connection with:

                   Redemptions made following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

                   Redemptions effected pursuant to each fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the applicable minimum account size.

                   A tax-free return of an excess contribution to any retirement plan.

                   Exchanges.
                   Automatic cash withdrawals in amounts equal to or less than 12% annually or 2% monthly of their initial account balances (see automatic withdrawal plan in the SAI).

                   Redemptions of shares in connection with mandatory post-retirement distributions from retirement plans or IRAs.

                   Redemption proceeds from other funds that are reinvested within 60 days of the redemption (see reinstatement privilege in the SAI).

                    Salomon Brothers Investment Series - 45

                   Certain redemptions of shares of a fund in connection with lump-sum or other distributions made by eligible retirement plans.

                   Redemption of shares by participants in certain 'wrap-fee' or asset allocation programs sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor or the manager.


                  CLASS B CONVERSION. After seven years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Class B shares of the Cash Management Fund and New York Municipal Money Market Fund do not convert to Class A shares because they have the same annual expenses. Your Class B shares will convert to Class A shares as follows:

                        -------------------------------------------------------------------------
                        SHARES ISSUED AT INITIAL  SHARES ISSUED ON          SHARES ISSUED UPON
                        PURCHASE                  REINVESTMENT OF           EXCHANGE FROM ANOTHER
                                                  DISTRIBUTIONS AND         FUND
                                                  DIVIDENDS
                        Seven years after the     In same proportion that   On the date the shares
                        date of purchase          the number of Class B     originally acquired
                                                  shares converting is to   would have converted
                                                  total Class B shares you  into Class A shares
                                                  own

                  MONEY MARKET FUNDS. The periods of time that your shares are held in the Cash Management Fund or the New York Municipal Money Market Fund are excluded for determining the holding period for conversion and calculation of the deferred sales charge.

                  PURCHASES PRIOR TO SEPTEMBER 14, 1998. Class B shares of a fund purchased prior to September 14, 1998 will continue to be subject to the deferred sales charge schedules and conversion features in effect at the time such purchase was made. Shares purchased with reinvested dividend or capital gain distributions relating to shares purchased prior to September 14, 1998 will be subject to the deferred sales charge schedules and conversion features in effect at the time the original shares were purchased. Shares of a fund acquired as a result of an exchange of shares purchased prior to September 14, 1998 will also be subject to the deferred sales charge schedules and conversion features in effect at the time the original shares were purchased.

 CLASS 2 SHARES

 You buy Class 2 shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class 2 shares within one year of purchase, you will pay a deferred sales charge of 1%. The periods of time that your shares are held in the Cash Management Fund or the New York Municipal Money Market Fund are excluded for purposes of determining your holding period for the deferred sales charge. Effective September 14, 1998, Class C shares were renamed Class 2 shares.

 PURCHASES PRIOR TO SEPTEMBER 14, 1998. Class 2 shares of a fund purchased prior to September 14, 1998 will continue to be subject to the deferred sales charge schedules in effect at the time such purchase was made. Shares purchased with reinvested dividend or capital gain distributions relating to shares purchased prior to September 14, 1998 will be subject to the deferred sales charge schedules in effect at the time the original shares were purchased. Shares of a fund acquired as a result of an exchange of shares purchased prior to September 14, 1998 will also be subject to the deferred sales charge schedules in effect at the time the original shares were purchased.

                    Salomon Brothers Investment Series - 46

--------------------------------------------------------------------------------

 CLASS Y SHARES

 You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $2.5 million initial investment requirement.

--------------------------------------------------------------------------------

 BUYING SHARES AND EXCHANGING SHARES

 BUYING SHARES
 BY MAIL

 You may make subsequent purchases by mail or, if you elect, by telephone

                   Shares of each fund may be initially purchased through PFPC Global Fund Services, Inc. ('PFPC' or the 'transfer agent') by completing a Purchase Application and forwarding it to the transfer agent. Shares may also be purchased from selected dealers in accordance with procedures established by the dealer.

                   Subsequent investments may be made by mailing a check to the transfer agent, along with the detachable stub from your Statement of Account (or a letter providing the account number) or through a selected dealer. If an investor's purchase check is not collected, the purchase will be cancelled and the transfer agent will charge a $10 fee to the shareholder's account. There is a ten day hold on all checks and no redemptions are allowed until the proceeds from the check clears.

                   Write the transfer agent at the following address:

                                             [name of fund]
                                             c/o PFPC
                                             P.O. Box 9764
                                             Providence, RI 02940-9764

--------------------------------------------------------------------------------

 BUYING SHARES
 BY WIRE Subsequent investments may also be made by wiring funds to the transfer agent. Prior notification by telephone is not required. You should instruct the wiring bank to transmit the specified amount in federal funds to:

                                  Boston Safe Deposit and Trust Company
                                  Boston, MA
                                  ABA No. 011-001-234
                                  Account #142743
                                  Attn: [name of fund]
                                  Name of Account:
                                  Account # (as assigned):

                  To ensure prompt credit to their accounts, investors or their dealers should call (800) 446-1013 with a reference number for the wire. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

--------------------------------------------------------------------------------

      ALL FUNDS EXCEPT CASH                                 PURCHASE IS EFFECTIVE
       MANAGEMENT FUND AND
NEWYORK MUNICIPAL MONEYMARKET FUND
                                   If order and federal funds or
                                    check is received by its agent
                                    before 4:00 p.m. Eastern time:
                                                                        On that day
 Payment wired in federal                                               On the business day following
 funds or check received            If order and federal funds or       receipt
                                    check
                                    is received by its agent after the
                                    close of New York Stock Exchange:

                    Salomon Brothers Investment Series - 47

----------------------------------------------------------------------------------------------------------
       CASH MANAGEMENT FUND                     PURCHASE IS EFFECTIVE                  DIVIDENDS BEGIN
      AND NEW YORK MUNICIPAL
        MONEY MARKET FUND
                                    If order and federal
                                    funds or check is
                                    received by its agent
                                    before noon, Eastern
                                    time:
 Payment wired in federal                                   At noon, Eastern time
 funds or check received                                    on, that day            On that day

                                    If order and federal
                                    funds or check is
                                    received by its agent
                                    after noon, Eastern
                                    time:                   At close of New York    On the next business
                                                            Stock Exchange on       day after
                                                            that day                effectiveness

SYSTEMATIC
INVESTMENT
PLAN You may authorize the transfer agent to automatically transfer funds on a periodic basis (monthly, alternative months, quarterly) from a regular bank account or other financial institution to buy shares of a fund. On or about the 10th of the month, the fund will debit the bank account in the specified amount (minimum of $25 per draft) and the proceeds will be invested at the applicable offering price determined on the date of the debit. In order to set up a plan, your bank must be a member of the Automated Clearing House.

                   Amounts transferred should be at least $25 monthly.

                   If you do not have sufficient funds in your bank account on a transfer date, the transfer agent may charge you a fee.

                  For more information, contact your Financial Consultant or consult the SAI.
--------------------------------------------------------------------------------

EXCHANGE
PRIVILEGE         You may exchange shares of any fund for shares of the same class of another fund.

                   Your fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
                   Shares are eligible for exchange commencing 30 days after purchase.
                   Generally, your Class A shares will not be subject to an initial sales charge at the time of the exchange. A sales charge, if applicable, will be imposed upon Class A shares of a fund issued upon exchange for Class A shares of Cash Management Fund or New York Municipal Money Market Fund unless you acquired the shares of the Cash Management Fund or New York Municipal Money Market Fund through an exchange of shares with respect to which you had previously paid a sales charge.
                   If you exchange Class B shares of a fund, those shares will not be subject to a contingent deferred sales charge at the time of the exchange but those shares will be subject to any applicable contingent deferred sales charge upon ultimate redemption. Your deferred sales charge (if any) will continue to be measured from the date of original purchase. In the case of Class B shares of Cash Management Fund or New York Municipal Money Market Fund that are not subject to a deferred sales charge at the time of exchange, these shares will be subject to the contingent deferred sales charge of the acquired fund. Any deferred sales charge and conversion period excludes the time the shares were held in the Cash Management Fund or the New York Municipal Money Market Fund.

                   Generally, if you exchange Class 2 shares of a fund, those shares will not be subject to an initial or deferred sales charge at the time of exchange but those shares will be subject to any applicable contingent deferred sales


                    Salomon Brothers Investment Series - 48
                   charge upon ultimate redemption. Your deferred sales charge (if any) will continue to be measured from the date of original purchase. In the case of Class 2 shares of Cash Management Fund or New York Municipal Money Market Fund with respect to which a sales charge has not been applicable, those shares will be subject to an initial sales charge of 1.00% at the time of exchange and will be subject to the contingent deferred sales charge of the acquired fund. Any deferred sales charges exclude the time the shares were held in the Cash Management Fund and the New York Municipal Money Market Fund.
                   You may exchange shares by telephone if you elect telephone exchanges on your Purchase Application. Telephone exchanges are subject to the same limitations as telephone redemptions.
--------------------------------------------------------------------------------
SYSTEMATIC
EXCHANGE You may request that shares of any class of a fund be exchanged monthly for shares of the same class of any other fund. A predetermined dollar amount of at least $50 per exchange will then occur on or about the 15th of each month in accordance with the instruction provided in your Purchase Application or in the Systematic Investing Application.
--------------------------------------------------------------------------------

 REDEEMING SHARES

 You may redeem some or all of your shares by sending your    REDEMPTIONS BY MAIL
 redemption request in proper form to:

              PFPC Global Fund Services, Inc.
              c/o Salomon Brothers Investment Series
              P.O. Box 9764
              Providence, RI 02940-9764.

 The written request for redemption must be in good order.
 This means that you have provided the following information. Your request will not be processed without this information.
  Name of the fund
  Account number
  Dollar amount or number of shares to redeem
  Signature of each owner exactly as account is registered
  Other documentation required by the transfer agent
 To be in good order, your request must include a signature guarantee if:
  The proceeds of the redemption exceed $50,000
  The proceeds are not paid to the record owner(s) at the record address
  The shareholder(s) has had an address change in the past
  45 days
  The shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary
 You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

                                                              Generally, a properly
                                                              completed Redemption
                                                              Form with any required
                                                              signature guarantee is
                                                              all that is required
                                                              for a redemption. In
                                                              some cases, however,
                                                              other documents may be
                                                              necessary.
-------------------------------------------------------------------------------------
 You may redeem shares by fax only if a signature guarantee   REDEMPTIONS BY FAX
 or other documentary evidence is not required. Redemption
 requests should be properly signed by all owners of the
 account and faxed to the transfer agent at (508) 871-3846.
 If fax redemptions are not available for any reason, you
 may use the fund's redemption by mail procedure described
 above.
-------------------------------------------------------------------------------------

                    Salomon Brothers Investment Series - 49

 In all cases, your redemption price is the net asset value   REDEMPTION PAYMENTS
 next determined after your request is received in good       Any request that your
 order. Redemption proceeds normally will be sent within      redemption proceeds be
 seven days. However, if you recently purchased your shares   sent to a destination
 by check, your redemption proceeds will not be sent to you   other than your bank
 until your original check clears which may take up to 15     account or address of
 days. Your redemption proceeds can be sent by check to your  record must be in
 address of record or by wire transfer to a bank account      writing and must
 designated on your application.                              include signature
                                                              guarantees
 If shares of Cash Management Fund or New York Municipal
 Money Market Fund are redeemed before noon, Eastern time,
 you will not receive that day's dividends. You will receive that day's dividends if you redeem after noon, Eastern
 time.
-------------------------------------------------------------------------------------
 You may transmit your redemption request to selected         REDEMPTIONS THROUGH
 dealers with which the distributor has entered into sales    SELECTED DEALERS
 agreements for the purchase of shares of the funds.
 Redemption orders received by these dealers before the New
 York Stock Exchange closes and which are transmitted to the transfer agent prior to the close of its business day are
 effective that day. With respect to the Cash Management
 Fund and the New York Municipal Money Market Fund,
 redemption requests received by the dealer and transmitted
 to the transfer agent by 12:00 noon, eastern time, on any
 day the New York Stock Exchange is open, will generally be
 effected on that same day. It is the responsibility of the
 dealer to transmit orders on a timely basis to the transfer agent. The dealer may charge you a fee for executing your
 order.
-------------------------------------------------------------------------------------
 You may redeem shares by wire in amounts of $500 or more if  REDEMPTIONS BY WIRE redemption by wire has been elected on your Purchase
 Application. A signature guarantee is not required on this
 type of redemption request. To elect this service after
 opening your account, call the transfer agent at (800)
 446-1013 for more information. To redeem by wire, you may
 either:

  Telephone the redemption request to the transfer agent at
  (800) 446-1013
  Mail the request to the transfer agent at the address listed above

 Proceeds of wire redemptions of $500 or more will be wired
 to the bank which is indicated on your Purchase Application or by letter which has been properly guaranteed. With
 respect to the Cash Management Fund and New York Municipal
 Money Market Fund, if the transfer agent receives the wire
 request by 12:00 noon, eastern time, on any day the New
 York Stock Exchange is open, the redemption proceeds
 generally will be transmitted to your bank that same day.
 Checks for redemption proceeds of less than $500 will be
 mailed to your address of record. You should note that your bank may charge you a fee in connection with money by wire.
-------------------------------------------------------------------------------------
 You may redeem shares by telephone if you elect the          REDEMPTIONS BY
 telephone redemption option on your Purchase Application,    TELEPHONE
 and the proceeds must be mailed to your address of record.
 In addition, you must be able to provide proper
 identification information. You may not redeem by telephone if your address has changed within the past 45 days or if
 your shares are in certificate form. Telephone redemption
 requests may be made by calling the transfer agent at (800)
 446-1013 between 9:00 a.m. and 4:00 p.m. eastern time on
 any day the New York Stock Exchange is open. If telephone
 redemptions are not available for any reason, you may use
 the fund's regular redemption procedure described above.
-------------------------------------------------------------------------------------

                    Salomon Brothers Investment Series - 50

 You can arrange for the automatic redemption of a portion    AUTOMATIC CASH
 of your shares on a monthly or quarterly basis. To qualify,  WITHDRAWAL PLAN you must own shares of the fund with a value of at least
 $10,000 for monthly withdrawals and $5,000 for quarterly
 withdrawals ($7,500 in the case of the Investors Value Fund and the Capital Fund) and each automatic redemption must be at least $250 if made monthly.
-------------------------------------------------------------------------------------
 Check writing is available for Class A and Class O           CHECKWRITING PRIVILEGE
 shareholders of the Cash Management Fund and the New York
 Municipal Money Market Fund only. You must elect the
 redemption by check option on your Purchase Application.
 The redemption of shares may be made using redemption
 checks provided by the transfer agent. There is no charge
 for this service. The check must be for amounts of $500 or
 more. You will continue to earn dividends on the shares
 redeemed until the check clears the banking system. A fee
 of $10 will be charged if there are insufficient funds to
 cover the amount of the check.

--------------------------------------------------------------------------------
 OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

 Small account balances  If your account falls below $500 ($250 in the case of an IRA or self-employed retirement plan) due to redemption of fund shares, the fund may ask you to bring your account up to the minimum requirement. If your account is still below $500
                         after 30 days, the fund may close your account and send you the redemption proceeds.
-------------------------------------------------------------------------------------
 Share price             You may buy, exchange or redeem fund shares at the net asset value, adjusted for any applicable sales charge, next
                         determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for
                         each class of shares. Each fund calculates its net asset
                         value every day the New York Stock Exchange is open. All of the funds except Cash Management Fund and New York Municipal
                         Money Market Fund calculates its net asset value when
                         regular trading closes on the Exchange (normally 4:00 p.m.,
                         Eastern time). Cash Management Fund and New York Municipal
                         Money Market Fund each calculates its net asset value at
                         12:00 noon, Eastern time.

                         The funds generally value their securities based on market prices or quotations. The funds' currency conversions are
                         done when the London stock exchange closes, which is 12 noon eastern time. When market prices are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events
                         occurring after a foreign exchange closes, the funds may
                         price those securities at fair value. Fair value is
                         determined in accordance with procedures approved by the
                         funds' board. A fund that uses fair value to price
                         securities may value those securities higher or lower than another fund that uses market quotations to price the same securities. International markets may be open on days when
                         U.S. markets are closed and the value of foreign securities owned by a fund could change on days when you cannot buy or redeem shares.

                         Cash Management Fund and New York Municipal Money Market
                         Fund each uses the amortized cost method to value its
                         portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the
                         difference between the principal amount due at maturity and the cost of the security to the fund.

                    Salomon Brothers Investment Series - 51

                         In order to buy, redeem or exchange shares at that day's
                         price, you must place your order with the transfer agent
                         before the New York Stock Exchange closes. If the New York
                         Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

                         Members of the funds' selling group must transmit all orders to buy, exchange or redeem shares to the funds' transfer
                         agent before the agent's close of business.
-------------------------------------------------------------------------------------
                         Each fund has the right to:
                         Suspend the offering of shares.
                         Waive or change minimum and additional investment amounts.
                         Reject any purchase or exchange order.
                         Change, revoke or suspend the exchange privilege.
                         Suspend telephone transactions.
                         Suspend or postpone redemptions of shares on any day when
                         trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange
                          Commission.
-------------------------------------------------------------------------------------
 Redemptions in kind     Each fund may make payment for fund shares wholly or in part by distributing portfolio securities to the shareholders.
                         The redeeming shareholder must pay transaction costs to sell these securities.

                    Salomon Brothers Investment Series - 52

--------------------------------------------------------------------------------
 DIVIDENDS, DISTRIBUTIONS AND TAXES
 The funds normally pay dividends and distribute capital gains, if any, as follows:

----------------------------------------------------------------------------------
                       DIVIDENDS   INCOME DIVIDEND   CAPITAL GAIN   DISTRIBUTIONS
 FUND                  DECLARED     DISTRIBUTIONS   DISTRIBUTIONS    MOSTLY FROM
 Asia Growth           annually       annually         annually          gain
 Fund
----------------------------------------------------------------------------------
 Balanced                daily         monthly         annually          both
 Fund

 Capital Fund          quarterly      quarterly        annually          gain
----------------------------------------------------------------------------------
 Cash                 daily            monthly        annually*         income
 Management           (to share-
 Fund                 holders of
                      record at
                      12:00 noon)
----------------------------------------------------------------------------------
 High Yield Bond         daily         monthly         annually         income
 Fund
----------------------------------------------------------------------------------
 International         annually       annually         annually          gain
 Equity Fund
----------------------------------------------------------------------------------
 Investors Value       quarterly      quarterly        annually          gain
 Fund
----------------------------------------------------------------------------------
 Large Cap Growth      annually       annually         annually          gain
 Fund
----------------------------------------------------------------------------------
 New York             daily            monthly        annually*         income
 Municipal            (to share-
 Money Market         holders of
 Fund                 record at
                      12:00 noon)
----------------------------------------------------------------------------------
 Small Cap             annually       annually         annually          gain
 Growth Fund

 Strategic Bond          daily         monthly         annually         income
 Fund
----------------------------------------------------------------------------------
 U.S. Government         daily         monthly         annually         income
 Income Fund

DIVIDENDS
AND
DISTRIBUTIONS

Annual distributions of income and capital gains normally take place at the end of the year in which the income or gain is realized or the beginning of the next year.

 *Each money market fund anticipates that it will normally not earn or distribute any long-term capital gains.

 The funds may pay additional distributions and dividends at other times if necessary for a fund to avoid a federal tax. Capital gains distributions and dividends are reinvested in additional fund shares of the same class that you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is made.
--------------------------------------------------------------------------------

                    Salomon Brothers Investment Series - 53

TAXES

In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

------------------------------------------------------------------------------------------
 TRANSACTION                            FEDERAL INCOME TAX STATUS
 Redemption or exchange of shares       Usually capital gain or loss (except for a money
                                        market fund, no gain, and loss only to the
                                        extent of any deferred sales charge); long-term
                                        only if shares owned more than one year
------------------------------------------------------------------------------------------
 Long-term capital gain distributions   Long-term capital gain

 Short-term capital gain distributions  Ordinary income
------------------------------------------------------------------------------------------
 Dividends                              Ordinary income (for all funds except New York
                                        Municipal Money Market Fund)*

 *New York Municipal Money Market Fund intends to distribute the interest it earns on tax-exempt municipal bonds as 'exempt-interest' dividends. These dividends are excludable from gross income for federal income tax purposes but may be subject to state and local income tax, although the New York Municipal Money Market Fund's exempt-interest dividends paid from interest on New York municipal securities will be exempt from New York State and New York City personal income taxes. Its distributions from other sources, if any, would be taxable as described above.

 Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

 After the end of each year, the funds will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide a fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding on your distributions, dividends (other than exempt-interest dividends), and, except for a money market fund, redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a fund.

                    Salomon Brothers Investment Series - 54

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

 The financial highlights tables are intended to help you understand the performance of each share for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by PricewaterhouseCoopers LLP, independent auditors, whose report, along with the funds' financial statements, are included in the annual report (available upon request). As of the close of business on December 31, 1994, all existing shares of the Cash Management Fund and the Investors Value Fund were reclassified as Class O shares. As of the close of business on October 31, 1996, all existing shares of the New York Municipal Money Market Fund and the Capital Fund were reclassified as Class O shares. As of the close of business on September 14, 1998, all existing
 Class C shares of all of the funds were reclassified as Class 2 shares.

                    Salomon Brothers Investment Series - 55

                                ASIA GROWTH FUND

                                              CLASS A
                           -------------------------------------------------
                                        YEAR ENDED DECEMBER 31,
                           -------------------------------------------------
                            2000     1999      1998      1997     1996(1)
                           -------------------------------------------------
Net asset value,
beginning of period        $12.67   $  6.50   $  7.48   $ 10.32   $ 10.00
                           ------   -------   -------   -------   -------
Net investment income
(loss)(3)                   (0.01)*   (0.01)*#    0.10     0.03      0.05
Net gain (loss) on
 investments (both
 realized and unrealized    (4.18)     6.17     (1.08)    (2.59)     0.47
                           ------   -------   -------   -------   -------
Total from investment
 operations                 (4.19)     6.17     (0.98)    (2.56)     0.52
                           ------   -------   -------   -------   -------
Dividends from net
 investment income           --       --        --        (0.03)    (0.05)
Distributions from net
 realized gain on
 investments                 --       --        --        (0.25)    (0.15)
                           ------   -------   -------   -------   -------
Total dividends and
 distributions               --       --        --        (0.28)    (0.20)
                           ------   -------   -------   -------   -------
Net asset value, end of
 period                    $ 8.48   $ 12.67   $  6.50   $  7.48   $ 10.32
                           ------   -------   -------   -------   -------
                           ------   -------   -------   -------   -------
Net assets, end of period
 (thousands)               $3,902   $ 7,108   $ 4,385   $ 6,491   $ 3,693
Total return(3)             (33.1)%   94.9%    -13.1%    -25.6%     +5.2%'DD'
Ratios to average net
 assets:
   Expenses                  1.24 %   1.24%     1.24%     1.24%     1.24%'D'
   Net investment income    (0.06)%  -0.01%     1.48%     0.27%     0.90%'D'
Portfolio turnover rate       170 %    248%      436%      294%      119%

Before applicable waiver
 of management fee,
 expenses absorbed by
 SBAM and credits earned
 on custodian cash
 balances, net investment
 loss per share and
 expense ratios would
 have been:
Net investment loss per
 share                     $(0.17)* $ (0.12)* $ (0.07)  $ (0.23)  $ (0.18)
Expense ratio                2.72%     2.62%     3.79%     3.81%     5.50%'D'

                                                CLASS B
                           ------------------------------------------------
                                      YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                             2000      1999      1998      1997     1996(1)
                           ------------------------------------------------
Net asset value,
beginning of period         $ 12.41   $  6.42   $  7.44   $ 10.31   $ 10.00
                            -------   -------   -------   -------   -------
Net investment income
(loss)(3)                     (0.11)*   (0.06)*    0.05     (0.05)     0.01
Net gain (loss) on
 investments (both
 realized and unrealized      (4.06)     6.05     (1.07)    (2.57)     0.46
                            -------   -------   -------   -------   -------
Total from investment
 operations                   (4.17)     5.99     (1.02)    (2.62)     0.47
                            -------   -------   -------   -------   -------
Dividends from net
 investment income            --        --        --         0.00     (0.01)
Distributions from net
 realized gain on
 investments                  --        --        --        (0.25)    (0.15)
                            -------   -------   -------   -------   -------
Total dividends and
 distributions                --        --        --        (0.25)    (0.16)
                            -------   -------   -------   -------   -------
Net asset value, end of
 period                     $  8.24   $ 12.41   $  6.42   $  7.44   $ 10.31
                            -------   -------   -------   -------   -------
                            -------   -------   -------   -------   -------
Net assets, end of period
 (thousands)               $ 5,893   $10,658   $ 5,256   $ 5,738   $ 3.163
Total return(3)              (33.6)%   93.3%    -13.7%    -26.1%     +4.7%'DD'
Ratios to average net
 assets:
   Expenses                   2.06%    1.99%     1.99%     1.99%     1.99%'D'
   Net investment income    (0.95)%   -0.74%     0.77%    -0.48%     0.20%'D'
Portfolio turnover rate       170%      248%      436%      294%      119%

Before applicable waiver
 of management fee,
 expenses absorbed by
 SBAM and credits earned
 on custodian cash
 balances, net investment
 loss per share and
 expense ratios would
 have been:
Net investment loss per
 share                     $ (0.26)* $ (0.12)* $ (0.11)  $ (0.30)  $ (0.23)
Expense ratio                   3.47%    3.39%    4.55%     4.56%     6.25%'D'





               --------------------------------------------------

                                  CAPITAL FUND


                                               CLASS A
                           ---------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
                             2000      1999      1998      1997     1996(2)
Net asset value,
 beginning of period       $  25.29   $ 22.92   $ 21.15   $ 19.88   $ 21.98
                           --------   -------   -------             -------
Net investment income
 (loss)                        0.17*    0.15*      0.14      0.00      0.01(3)
Net gain (loss) on
 investments (both
 realized and unrealized)      4.53      4.99      4.64      5.10      1.54
                           --------   -------   -------   -------   -------
Total from investment
 operations                    4.70      5.14      4.78      5.10      1.55
                           --------   -------   -------   -------   -------
Dividends from net
 investment income            (0.13)    (0.18)    (0.18)    --        (0.15)
Distributions from net
 realized gain on
 investments                  (4.42)    (2.59)    (2.83)    (3.83)    (3.50)
Distributions in excess
 of net realized gains        --        --        --        --        --
                           --------   -------   -------   -------   -------
Total dividends and
distributions                 (4.55)    (2.77)    (3.01)    (3.83)    (3.65)
                           --------   -------   -------   -------   -------
Net asset value, end of
period                     $  25.44   $ 25.29   $ 22.92   $ 21.15   $ 19.88
                           --------   -------   -------   -------   -------
                           --------   -------   -------   -------   -------
Net assets, end of period
(thousands)                $109,786   $29,814   $11,425   $ 5,589   $   344
Total return(3)               18.9%    +23.1%    +23.7%    +26.4%     +7.7%
Ratios to average net
assets:
   Expenses                   1.16%     1.27%     1.34%     1.46%     1.88%(5)
   Net investment income
   (loss)                     0.66%     0.61%     0.81%    -0.10%     0.18%(5)
Portfolio turnover rate         97%      126%      141%      159%      191%






                                               CLASS B
                           ------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
                             2000      1999      1998      1997     1996(2)
Net asset value,
 beginning of period       $  24.86   $ 22.63   $ 21.01   $ 19.90   $ 21.98
                           --------   -------   -------   -------   -------
Net investment income
 (loss)                        (0.04)   (0.04)*    0.09     (0.07)    (0.02)(3)
Net gain (loss) on
 investments (both
 realized and unrealized)      4.46      4.92      4.45      5.01      1.56
                           --------   -------   -------   -------   -------
Total from investment
 operations                    4.42      4.88      4.54      4.94      1.54
                           --------   -------   -------   -------   -------
Dividends from net
 investment income            --        (0.06)    (0.09)    --        (0.12)
Distributions from net
 realized gain on
 investments                  (4.42)    (2.59)    (2.83)    (3.83)    (3.50)
Distributions in excess
 of net realized gains        --        --        --        --        --
                           --------   -------   -------   -------   -------
Total dividends and
distributions                 (4.42)    (2.65)    (2.92)    (3.83)    (3.62)
                           --------   -------   -------   -------   -------
Net asset value, end of
period                     $  24.86   $ 24.86   $ 22.63   $ 21.01   $ 19.90
                           --------   -------   -------   -------   -------
                           --------   -------   -------   -------   -------
Net assets, end of period
(thousands)                $195,736   $79,678   $22,294   $ 3,820   $   219
Total return(3)               18.1%     22.2%    +22.6%    +25.6%     +7.6%
Ratios to average net
assets:
   Expenses                    1.91%    2.02%     2.09%      2.20     2.73%(5)
   Net investment income
   (loss)                    (0.14)%   -0.16%     0.17%     -0.94    -0.66%(5)
Portfolio turnover rate         97%      126%      141%      159%      191%


               --------------------------------------------------

(1) May 6, 1996, commencement of investment operations, through December 31,
    1996.
(2) November 1, 1996, commencement of investment operations, through December 31, 1996.
(3) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period reported. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.

(4) On September 14, 1998, Class C shares were renamed Class 2 shares.
(#) Amount represents less than $0.01 per share.
'DD' Total return is not annualized, as it may not be representative of total return for the year.
'D'  Annualized.
*  Per share information calculated using the average shares method.

                    Salomon Brothers Investment Series - 56

                                ASIA GROWTH FUND

                    CLASS 2                                           CLASS O
-------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------
 2000      1999      1998      1997     1996(1)    2000      1999      1998      1997     1996(1)
-------------------------------------------------------------------------------------------------

$ 12.41   $  6.42   $  7.44   $ 10.30   $ 10.00   $ 12.76   $  6.54   $  7.50   $ 10.32   $ 10.00
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  (0.10)*   (0.06)*    0.05     (0.05)     0.01      0.02      0.02      0.12      0.05      0.07

  (4.07)     6.05     (1.07)    (2.56)     0.45     (4.22)     6.20     (1.08)    (2.59)     0.46
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  (4.17)     5.99     (1.02)    (2.61)     0.46     (4.20)     6.22     (0.96)    (2.54)     0.53
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
   --       --        --         0.00     (0.01)    --        --        --        (0.03)    (0.06)

   --       --        --        (0.25)    (0.15)    --        --        --        (0.25)    (0.15)
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
   --       --        --        (0.25)    (0.16)    --        --        --        (0.28)    (0.21)
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
$  8.24   $ 12.41   $  6.42   $  7.44   $ 10.30   $  8.56   $ 12.76   $  6.54   $  7.50   $ 10.32
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
$ 3,107   $ 4,227   $ 2,291   $ 1,643   $   246   $   846   $ 1,343   $ 1,354       412   $   124
(33.6)%     93.3%    -13.7%    -26.0%     +4.6%   (32.9)%     95.1%    -12.8%    -25.3%      +5.3%'DD'

  1.99%     1.99%     1.99%     1.99%     2.00%(5)   0.99%    0.97%     0.99%     0.99%     0.99%'D'
   170%    -0.76%     0.80%    -0.47%     0.08%(5)   0.14%    0.23%     1.90%     0.51%     1.21%'D'
   170%      248%      436%      294%      119%      170%      248%      436%      294%      119%

$ (0.25)* $ (0.11)* $ (0.11)  $ (0.30)  $ (0.20)  $ (0.15)* $ (0.11)* $ (0.04)  $ (0.20)  $ (0.18)
   3.48%     3.37%     4.55%     4.56%     6.26%'D'    2.48%    2.32%    3.55%     3.56%     5.25%(5)

               --------------------------------------------------

                                  CAPITAL FUND

                     CLASS 2                                              CLASS O
-------------------------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
    2000      1999    1998      1997     1996(2)        2000     1999       1998       1997     1996(2)
-------------------------------------------------------------------------------------------------------
$  24.90   $ 22.69   $ 21.02   $ 19.91   $  21.98   $  25.43   $  22.99   $  21.23   $  19.88   $  18.67
--------   -------   -------   -------   --------   --------   --------   --------   --------   --------
   (0.03)*   (0.04)*    0.07     (0.06)     (0.02)(3)     0.23     0.22*      0.21       0.05       0.13(2)

    4.45      4.91      4.47      5.00       1.57       4.57       5.00       4.62       5.13       5.70
--------   -------   -------   -------   --------   --------   --------   --------   --------   --------
    4.42      4.87      4.54      4.94       1.55       4.80       5.22       4.83       5.18       5.83
--------   -------   -------   -------   --------   --------   --------   --------   --------   --------

   --        (0.07)    (0.04)    --         (0.12)     (0.20)     (0.19)     (0.24)     --         (0.15)

   (4.42)    (2.59)    (2.83)    (3.83)     (3.50)     (4.42)     (2.59)     (2.83)     (3.83)     (4.47)
   --        --        --        --         --         --         --         --         --         --
--------   -------   -------   -------   --------   --------   --------   --------   --------   --------
   (4.42)    (2.66)    (2.87)    (3.83)     (3.62)     (4.62)     (2.78)     (3.07)     (3.83)     (4.62)
--------   -------   -------   -------   --------   --------   --------   --------   --------   --------
$  24.90   $ 24.90   $ 22.69   $ 21.02   $  19.91   $  25.61   $  25.43   $  22.99   $  21.23   $  19.88
--------   -------   -------   -------   --------   --------   --------   --------   --------   --------
--------   -------   -------   -------   --------   --------   --------   --------   --------   --------

$122,307   $24,830   $ 6,369   $ 2,385   $    130   $227,739   $215,308   $194,973   $175,470   $135,943
   18.0%    +22.2%    +22.6%    +25.6%      +7.7%      19.2%      23.4%     +23.8%     +26.8%     +33.3%

   1.91%     2.02%     2.09%     2.21%      2.45%(5)    0.90%     1.01%      1.08%      1.22%      1.38%
 (0.12)%    -0.18%     0.09%    -0.91%     -0.50%(5)    0.84%     0.91%      0.96%      0.26%      0.67%
     97%      126%      141%      159%       191%        97%       126%       141%       159%       191%

               --------------------------------------------------

                    Salomon Brothers Investment Series - 57

                              CASH MANAGEMENT FUND

                                              CLASS A                                               CLASS B
                         ----------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                         ----------------------------------------------------------------------------------------------------
                          2000      1999      1998       1997      1996      2000      1999       1998       1997       1996
                         ----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period     $  1.000  $  1.000  $  1.000  $  1.000  $  1.000   $  1.000   $1.000   $  1.000   $  1.000   $  1.000
                        --------  --------  --------  --------  --------   --------   ------   --------   --------   --------
Net investment income      0.058     0.047     0.050     0.051     0.050      0.058    0.047      0.050      0.051      0.050
Dividends from net
investment income         (0.058)   (0.047)   (0.050)   (0.051)   (0.050)    (0.058)  (0.047)    (0.050)    (0.051)    (0.050)
                        --------  --------  --------   --------  --------   --------   ------   --------   --------   --------
Net asset value, end of
period                  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000   $  1.000   $1.000   $  1.000   $  1.000   $  1.000
                        --------  --------  --------  --------  --------   --------   ------   --------   --------   --------
                        --------  --------  --------  --------  --------   --------   ------   --------   --------   --------
Net assets, end of period
(thousands)             $  5,622  $ 20,702  $ 26,793  $ 18,246  $  8,175   $ 11,079   $20,476  $ 17,374   $  4,151   $  3,920
Total return(3)             6.0%     +4.8%     +5.2%     +5.2%     +5.1%       6.0%    +4.8%      +5.2%      +5.2%      +5.1%
Ratios to average net
assets:
   Expenses                0.55%     0.53%     0.55%    0.55%      0.55%      5.79%    0.53%      0.55%      0.55%      0.55%
   Net investment income   5.87%     4.65%     5.02%    5.11%      4.95%      0.55%    4.72%      4.95%      5.10%      4.95%
Before applicable waiver
 of management fee,
 expenses absorbed by
 SBAM and credits earned
 on custodian cash
 balances, net investment
 income per share and
 expense ratios would
 have been:
   Net investment income
   per share            $ 0.060    N/A     $  0.049  $  0.049   $  0.047   $  0.060    N/A     $ 0.049%   $  0.049   $  0.047
   Expense ratio           0.71%   N/A         0.67%     0.70%      0.82%      0.71%    N/A        0.67%      0.70%      0.82%




               --------------------------------------------------

                              HIGH YIELD BOND FUND

                                            CLASS A                                                 CLASS B
                     -----------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                     -----------------------------------------------------------------------------------------------------
                        2000      1999      1998      1997      1996       2000        1999       1998      1997    1996
                     -----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period  $   9.48  $   9.89  $  11.74  $  11.54  $  10.53   $   9.48  $   9.87  $  11.71   $  11.53   $  10.53
                     --------  --------  --------  --------  --------   --------  --------  --------   --------   --------

Net investment
income                  1.00*     1.01*      1.05      1.06      1.10        0.94*    0.94*      0.97       0.98      1.02
Net gain on
 investment (both
 realized and
 unrealized)            (1.32)    (0.36)    (1.84)     0.38      1.11       (1.32)    (0.36)     (1.84)     0.37      1.11
                     --------  --------  --------  --------  --------   ---------   --------   -------   -------   -------
Total from
investment
operations              (0.32)     0.65     (0.79)     1.44      2.21       (0.38)      0.58     (0.87)     1.35      2.13
                     --------  --------  --------  --------  --------   ---------   --------   -------   -------   -------
Dividends from net
 investment income      (1.00)    (1.06)    (1.06)    (1.05)    (1.10)      (0.91)     (0.97)    (0.97)    (0.98)    (1.03)
Distributions from
 net realized gain
 on investments         --        --        --        (0.19)    (0.10)     --          --         --       (0.19)    (0.10)
                     --------  --------  --------  --------  --------  ----------   --------   --------  -------   -------
Total dividends and
distributions           (1.06)    (1.06)    (1.06)    (1.24)    (1.20)      (0.97)     (0.97)    (0.97)    (1.17)    (1.13)
                     --------  --------  --------  --------  --------  ----------   --------   --------  -------   -------
Net asset value, end
of period            $   8.10  $   9.48  $   9.89  $  11.74  $  11.54  $     8.13   $   9.48  $   9.87  $  11.71  $  11.53
                     --------  --------  --------  --------  --------  ----------   --------   --------  -------   -------
                     --------  --------  --------  --------  --------  ----------   --------   --------  -------   -------
Net assets, end of
period (thousands)   $100,065  $125,568  $145,730  $169,721  $ 65,935  $  250,003   $311,832  $327,661  $329,672  $106,797
Total return(3)        (3.6)%     +7.0%     -7.1%    +13.0%    +21.9%      (4.2)%      +6.3%     -7.8%    +12.2%    +21.2%
Ratios to average
net assets:
   Expenses             1.24%     1.27%     1.27%     1.24%     1.24%       1.99%      2.02%     1.99%     1.99%      1.99%
   Net investment
   income              11.32%    10.46%     9.58%     8.66%     9.38%      10.56%      9.74%     8.87%     7.90%      8.49%
Portfolio turnover
rate                      79%       65%       66%       79%       85%         79%        65%       66%       79%        85%
Before applicable
 waiver of
 management fee,
 expenses absorbed
 by SBAM and credits
 earned on custodian
 cash balances, net
 investment income
 per share and
 expense ratios
 would have been:
   Net investment
   income per share    N/A     $  1.01*  $   1.04  $   1.04  $   1.09     N/A    $   0.94   $   0.96   $   0.97   $   1.01
   Expense ratio       N/A        1.29%      1.32%     1.34%     1.50%    N/A        2.03%      2.07%      2.09%      2.24%

               --------------------------------------------------
(1) January 3, 1995, commencement of investment operations, through December 31, 1995.
(2) February 22, 1995, commencement of investment operations, through December 31, 1995.
(3) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
(4) Annualized.
*   Per share amounts have been calculated using average shares method.

                    Salomon Brothers Investment Series - 58

                              CASH MANAGEMENT FUND

                    CLASS 2                                            CLASS O
----------------------------------------------------------------------------------------------------
                                 YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
 2000      1999      1998      1997      1996      2000        1999       1998      1997      1996
----------------------------------------------------------------------------------------------------
$ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $    1.000   $ 1.000   $ 1.000   $ 1.000
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
  0.058     0.047     0.050     0.051     0.050     0.058        0.047     0.050     0.051     0.050
 (0.058)   (0.047)   (0.050)   (0.051)   (0.050)   (0.058)      (0.047)   (0.050)   (0.051)   (0.050)
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
$ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $    1.000   $ 1.000   $ 1.000   $ 1.000
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
$ 1,978   $ 1,932   $ 2,741   $ 1,806   $   435   $ 5,718   $    9,034   $ 8,066   $19,872   $14,225
   6.0%     +4.8%     +5.2%     +5.2%     +5.1%      6.0%        +4.8%     +5.2%     +5.2%     +5.1%
  0.55%     0.53%     0.55%     0.55%     0.55%     0.55%        0.53%     0.55%     0.55%     0.55%
  5.90%     4.67%     4.98%     5.16%     4.95%     5.82%        4.67%     5.08%     5.10%     4.95%

$ 0.060     N/A     $ 0.049   $ 0.049   $ 0.047   $ 0.060       --       $ 0.049   $ 0.049   $ 0.047
  0.72%     N/A       0.67%     0.70%     0.82%      0.71       --         0.67%     0.70%     0.82%

               --------------------------------------------------

                              HIGH YIELD BOND FUND

                    CLASS 2                                            CLASS O
----------------------------------------------------------------------------------------------------
                            YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
 2000      1999      1998      1997      1996      2000        1999       1998      1997      1996
----------------------------------------------------------------------------------------------------
$  9.50   $  9.86   $ 11.70   $ 11.52   $ 10.53   $  9.48   $     9.89   $ 11.75   $ 11.53   $ 10.54
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
   0.96*     0.96*     0.97      0.99      1.02      1.03*        1.04*     1.09      1.08      1.16
  (1.33)    (0.35)    (1.84)     0.36      1.10     (1.32)       (0.36)    (1.86)     0.40      1.05
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
  (0.37)     0.61     (0.87)     1.35      2.12     (0.29)        0.68     (0.77)     1.48      2.21
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
  (0.91)    (0.97)    (0.97)    (0.98)    (1.03)    (1.02)       (1.09)    (1.09)    (1.07)    (1.12)
   --       --        --        (0.19)    (0.10)    --          --         --        (0.19)    (0.10)
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
  (0.97)    (0.97)    (0.97)    (1.17)    (1.13)    (1.09)       (1.09)    (1.09)    (1.26)    (1.22)
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
$  8.16   $  9.50   $  9.86   $ 11.70   $ 11.52   $  8.10   $     9.48   $  9.89   $ 11.75   $ 11.53
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
$67,938   $84,527   $86,596   $76,042   $13,773   $13,027   $   13,537   $ 8,936   $ 2,386   $   393
 (4.1)%     +6.6%     -7.8%    +12.2%    +21.1%    (3.3)%        +7.3%     -6.9%    +13.4%    +22.0%
  1.74%     1.79%     1.99%     1.99%     1.99%     0.99%        1.02%     1.01%     0.99%     0.99%
 10.82%     9.95%     8.89%     7.87%     8.43%    11.56%       10.76%    10.85%     8.93%    10.64%
    79%       65%       66%       79%       85%       79%          65%       66%       79%       85%

  N/A     $ 0.96*   $  0.96   $  0.98   $  1.01     N/A     $    1.04*   $  1.08   $  1.07   $  1.13
  N/A       1.81%     2.07%     2.08%     2.24%     N/A          1.03%     1.09%     1.09%     1.24%

               --------------------------------------------------

                    Salomon Brothers Investment Series - 59

----------------------------------------------------------------------------------------------------------------------------
                                                                     INVESTORS VALUE FUND

                                               CLASS A                                           CLASS B
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------
                            2000      1999      1998      1997      1996      2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year         $ 20.70   $ 22.04   $ 21.11   $ 18.89   $ 16.62   $ 20.43   $ 21.87   $ 21.00   $ 18.86   $ 16.61
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income         0.18*     0.21*     0.19      0.16      0.19      0.02*     0.04      0.05      0.04      0.08
Net gain (loss) on
 investments (both
 realized and unrealized)     2.80      2.29      2.91      4.64      4.63      2.77      2.26      2.85      4.58      4.60
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
 operations                   2.98      2.50      3.10      4.80      4.82      2.79      2.30      2.90      4.62      4.68
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Dividends from net
 investment income           (0.19)    (0.13)    (0.17)    (0.21)    (0.22)    (0.05)    (0.03)    (0.03)    (0.11)    (0.10)
Distributions from net
 realized gain on
 investments                 (3.08)    (3.71)    (2.00)    (2.37)    (2.33)    (3.08)    (3.71)    (2.00)    (2.37)    (2.33)
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total dividends and
 distributions               (3.27)    (3.84)    (2.17)    (2.58)    (2.55)    (3.13)    (3.74)    (2.03)    (2.48)    (2.43)
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
 year                      $ 20.41   $ 20.70   $ 22.04   $ 21.11   $ 18.89   $ 20.09   $ 20.43   $ 21.87   $ 21.00   $ 18.86
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net assets, end of year
 (thousands)               $72,445   $32,817   $50,953   $57,105   $10,905   $80,960   $81,759   $75,189   $49,786   $ 9,433
Total return(3)              14.9%     11.5%    +15.2%    +26.2%    +30.3%     14.2%     10.6%    +14.3%    +25.3%    +29.2%
Ratios to average net
 assets
   Expenses                  1.00%     0.87%     0.88%     0.95%     1.06%     1.73%     1.61%     1.63%     1.70%     1.82%
   Net investment income     0.85%     0.90%     0.87%     0.86%     0.94%     0.12%     0.16%     0.18%     0.12%     0.21%
Portfolio turnover rate        75%       66%       74%       62%       58%       75%       66%       74%       62%       58%

               --------------------------------------------------

                    Salomon Brothers Investment Series - 60
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                              INVESTORS VALUE FUND

                    CLASS 2                                             CLASS O
----------------------------------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------
2000      1999      1998      1997      1996      2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------------------------
$ 20.46   $ 21.88   $ 21.01   $ 18.86   $ 16.61   $  20.09   $  22.05   $  21.13   $  18.90   $  16.61
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
   0.02*     0.03*     0.05      0.04      0.07       0.24*      0.26*      0.25       0.24       0.25
   2.78      2.30      2.84      4.59      4.60       2.80       2.31       2.90       4.60       4.62
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
   2.80      2.33      2.89      4.63      4.67       3.04       2.57       3.15       4.84       4.87
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
  (0.05)    (0.04)    (0.02)    (0.11)    (0.09)     (0.27)     (0.22)     (0.23)     (0.24)     (0.25)
  (3.08)    (3.71)    (2.00)    (2.37)    (2.33)     (3.08)     (3.71)     (2.00)     (2.37)     (2.33)
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
  (3.13)    (3.75)    (2.02)    (2.48)    (2.42)     (3.35)     (3.93)     (2.23)     (2.61)     (2.58)
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
$ 20.13   $ 20.46   $ 21.88   $ 21.01   $ 18.86   $  20.38   $  20.69   $  22.05   $  21.13   $  18.90
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
$25,580   $17,883   $17,680   $11,701   $ 1,959   $702,394   $662,248   $650,916   $608,401   $518,361
  14.2%    +10.7%    +14.3%    +25.2%    +29.3%                 11.7%     +15.4%     +26.5%     +30.6%
  1.74%     1.61%     1.63%     1.70%     1.80%      0.73%      0.63%      0.63%      0.69%      0.76%
  0.11%     0.15%     0.18%     0.13%     0.23%      1.12%      1.16%      1.15%      1.15%      1.36%
    75%       66%       74%       62%       58%        75%        66%        74%        62%        58%

               --------------------------------------------------

                    Salomon Brothers Investment Series - 61
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                      NEW YORK MUNICIPAL MONEY MARKET FUND

                                               CLASS A                                           CLASS B
                           -------------------------------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,
                           -------------------------------------------------------------------------------------------------
                                      1999      1998      1997     1996(1)000 2000      1999      1998      1997     1996(1)
                           -------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income        0.037     0.029     0.031     0.034     0.006     0.037     0.029     0.031     0.034     0.006
Dividends from net
 investment income          (0.037)   (0.029)   (0.031)   (0.034)   (0.006)   (0.037)   (0.029)   (0.031)   (0.034)   (0.006)
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
 period                    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net assets, end of period
 (thousands)               $ 4,413   $ 5,810   $ 5,372   $ 3,808   $   360   $    12   $   258   $    25   $    25   $    25
Total return(2)               3.8%      2.9%     +3.2%     +3.5%     +0.6%      3.8%      2.9%     +3.2%     +3.5%     +0.6%
Ratios to average net
 assets:
  Expenses                   0.38%     2.85%     3.15%     3.39%     3.56%(3)   3.37%    2.99%     3.21%     3.32%     3.40%(3)
  Net investment income      3.68%     0.41%     0.41%     0.50%     0.38%(3)   0.38%    0.42%     0.42%     0.43%     0.40%(3)
Before applicable waiver
 of management fee,
 expenses absorbed by
 SBAM and credits earned
 on custodian cash
 balances, net investment
 income per share and
 expense ratios would
 have been:
  Net investment income
   per share                   N/A       N/A       N/A       N/A   $ 0.006       N/A       N/A       N/A       N/A   $ 0.006
  Expense ratio                N/A       N/A       N/A       N/A    0.39%(3      N/A       N/A       N/A       N/A    0.41%(3

                  -------------------------------------------

(1) November 1, 1996, commencement of investment operations, through December 31, 1996.
(2) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Total return calculated for a period of less than one year is not annualized.
(3) Annualized.




                             SMALL CAP GROWTH FUND

                                                            CLASS A                               CLASS B
                                                 -------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------
                                                   2000       1999     1998(1)           2000       1999     1998(1)
                                                 -------------------------------------------------------------------
Net asset value, beginning of period             $  17.23   $  11.59   $ 10.00         $  17.01   $  11.55   $ 10.00
                                                 --------   --------   ------          --------
Net investment loss                                 (0.04)*    (0.07)   (0.02)            (0.17)*    (0.17)   (0.06)
Net gain on investments (both realized and
 unrealized)                                         2.55       6.63     1.61              2.52       6.55     1.61
                                                 --------   --------   ------          --------
Total from investment operations                     2.51       6.56     1.59              2.35       6.38     1.55
                                                 --------   --------   ------          --------
Dividends from net investment income                --         --        --               --         --        --
Distributions from net realized gain on
 investments                                        (5.51)     (0.92)    --               (5.51)     (0.92)    --
                                                 --------   --------   ------          --------   --------
Total dividends and distributions                   (5.51)     (0.92)    --               (5.51)     (0.92)    --
                                                 --------   --------   ------          --------   --------
Net asset value, end of period                   $  14.23   $  17.23   $11.59          $  13.85   $  17.01   $11.55
                                                 --------   --------   ------          --------   --------
                                                 --------   --------   ------          --------   --------
Net assets, end of period (thousands)            $178,307   $167,281   $3,205          $132,219   $124,560   $3,850

Total return(2)                                     14.1%      57.5%   +15.9%             13.2%      56.2%   +15.5%
Ratios to average net assets:
  Expenses                                          1.39%      1.37%    1.50%(3)          2.14%      2.12%    2.25%(3)
  Net investment income                           (0.25)%    - 0.52%   - 0.51%(3)       (1.00)%    - 1.23%   - 1.21%(3)
Portfolio turnover rate                              123%       142%      96%              123%       142%      96%
Before applicable waiver of management fee,
 expenses absorbed by SBAM and credits earned
 on cash balances, net investment income per
 share and expense ratios would have been:
  Net investment loss per share                       N/A*  $  (0.08)  $(0.06)              N/A*  $  (0.17)  $(0.10)
  Expense ratio                                       N/A      1.40%    2.30%(3)            N/A       2.15%  3.05%(3)

                  -------------------------------------------
(1) July 1, 1998 commencement of investment operations, through December 31,
    1998.
(2) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
(3) Annualized.
 * Per share amounts have been calculated using the overage shares method.
 # Amount represents less than $0.01 per share.

                    Salomon Brothers Investment Series - 62
--------------------------------------------------------------------------------

                      NEW YORK MUNICIPAL MONEY MARKET FUND

                    CLASS 2                                             CLASS O
------------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------
2000      1999      1998      1997      1996(1)   2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------
$ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
   0.37     0.029     0.031     0.034     0.006      0.037      0.029      0.031      0.034      0.032
  (0.37)   (0.029)   (0.031)   (0.034)   (0.006)    (0.037)    (0.029)    (0.031)    (0.034)    (0.032)
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
$ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
$    1    $    33   $   153   $    25   $    25   $138,146   $168,701   $195,584   $305,419   $273,734
   3.8%      2.9%     +3.2%     +3.5%     +0.6%       3.8%       2.9%      +3.2%      +3.5%      +3.3%

  0.39%     0.40%     0.34%     0.47%     0.40%(3)    0.38%     0.41%      0.43%      0.47%      0.53%
  3.65%     2.78%     3.13%     3.40%     3.40%(3)    3.69%     2.85%      3.14%      3.39%      3.25%

    N/A       N/A       N/A       N/A   $ 0.006        N/A      --         --         --      $  0.032
    N/A       N/A       N/A       N/A    0.41%(3       N/A      --         --         --         0.53%

                  -------------------------------------------




                             SMALL CAP GROWTH FUND

         CLASS 2                      CLASS O
------------------------------------------------------
                YEAR ENDED DECEMBER 31,
--------------------------------------------------------
2000      1999      1998(1)   2000     1999      1998(1)
--------------------------------------------------------
  17.04     11.56     10.00    17.29     11.60     10.00
-------   -------   ------    ------
  (0.17)*  (0.17)*   (0.06)    (0.00)*  (0.06)*   (0.01)
   2.52     6.57      1.62      2.56     6.67      1.61
-------   -------   ------    ------   ------    ------
   2.35     6.40      1.56      2.56     6.61      1.60
-------   -------   ------    ------   ------    ------
   --       --        --        --       --        --
  (5.51)   (0.92)     --       (5.51)   (0.92)     --
-------   -------   ------    ------   ------    ------
  (5.51)   (0.92)     --       (5.51)   (0.92)     --
-------   -------   ------    ------   ------    ------
$ 13.88   $17.04    $11.56    $14.34   $17.29    $11.60
-------   -------   ------    ------   ------    ------
-------   -------   ------    ------   ------    ------
$16,468   $14,285   $1,471    $  621   $   67    $   67
-------   -------   ------    ------   ------    ------
  13.2%    56.3%    +15.6%     14.4%    57.9%    +16.0%
  2.14%    2.14%     2.25%(3)  1.17%    1.24%     1.25%(3)
  1.00%   -1.22%   - 1.35%(3) (0.01)% - 0.49%   - 0.18%(3)
   123%    1.42%       96%      123%    1.42%       96%
    N/A*  $(0.17)*  $(0.10)     N/A*   $(0.06)   $(0.05)
    N/A    2.18%    3.05%(3)    N/A     1.27%    2.05%(3)

                  -------------------------------------------

                    Salomon Brothers Investment Series - 63
--------------------------------------------------------------------------------

                              STRATEGIC BOND FUND

                                             CLASS A                                           CLASS B
                         -------------------------------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                         -------------------------------------------------------------------------------------------------
                          2000      1999      1998      1997      1996      2000      1999      1998      1997      1996
                         -------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $  9.81   $ 10.19   $ 10.94   $ 10.83   $ 10.53   $  9.81   $ 10.18   $ 10.93   $ 10.82   $ 10.53
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income       0.91*     0.88*     0.76      0.76(3)    0.87(3)   0.84*    0.81*     0.69*     0.67(3)    0.79(3)
Net gain (loss) on
 investments (both
 realized and unrealized)  (0.74)    (0.41)    (0.65)     0.41      0.55     (0.74)    (0.41)    (0.66)     0.41      0.53
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
 operations                 0.17      0.47      0.11      1.17      1.42      0.10      0.40      0.03      1.08      1.32
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Dividends from net
 investment
 income                    (0.85)    (0.85)    (0.85)    (0.89)    (0.94)    (0.77)    (0.77)    (0.77)    (0.80)    (0.85)
Dividends in excess of
 net investment income     --        --        --        --        (0.01)    --        --        --        --         0.01
Distributions from net
 realized gain
 on investments            --        --        (0.01)    (0.17)    (0.17)    --        --        (0.01)    (0.17)    (0.17)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total dividends and
 distributions             (0.85)    (0.85)    (0.86)    (1.06)    (1.12)    (0.77)    (0.77)    (0.78)    (0.97)    (1.03)
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
 period                  $  9.13   $  9.81   $ 10.19   $ 10.94   $ 10.83   $  9.14   $  9.81   $ 10.18   $ 10.93   $ 10.82
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                         -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net assets, end of period
 (thousands)             $15,871   $18,571   $21,995   $17,150   $ 8,345   $65,645   $69,289   $67,928   $47.921   $14.291
Total return(4)             1.8%      5.0%     +1.1%    +11.2%    +14.1%      1.0%      4.2%     +0.3%    +10.4%    +13.0%
Ratios to average net
 assets:
  Expenses                 1.24%     1.24%     1.24%     1.24%     1.24%     1.99%     1.99%     1.99%     1.99%     1.98%
  Net investment income    9.61%     8.94%     7.11%     6.99%     8.09%     8.84%     8.20%     6.37%     6.12%     7.34%
Portfolio turnover rate      84%      114%      109%      184%      122%       84%      114%      109%      184%      122%
Before applicable waiverf
 of management fee,
 expenses absorbed by
 SBAM and credits
 earned on custodian cash
 balances, net investment
 income per share and
 expense ratios
 would have been:
  Net investment income
  per share              $  0.90*  $  0.86*  $  0.74   $  0.73   $  0.79   $  0.83   $  0.79*  $  0.67   $  0.64   $  0.71
  Expense ratio             1.39%     1.44%     3.78%     3.81%     5.50%     2.13%     2.19%     2.18%     2.28%     2.73%

               --------------------------------------------------





                                 BALANCED FUND

                                               CLASS A                                           CLASS B
                           --------------------------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                           --------------------------------------------------------------------------------------------------
                           2000      1999      1998      1997      1996      2000      1999       1998      1997      1996
                           --------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $ 12.81   $ 13.11   $ 13.13   $ 11.82   $ 10.55   $ 12.76   $ 13.08   $  13.12   $ 11.82   $ 10.54
                           -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
Net investment income(3)      0.54*     0.50      0.56      0.55      0.54      0.44*     0.40       0.45      0.45      0.45
Net gain on investments
 (both realized and
 unrealized)                  0.44     (0.08)     0.26      1.65      1.35      0.44     (0.08)      0.26      1.65      1.35
                           -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
Total from investment
 operations                   0.98      0.42      0.82      2.20      1.89      0.88      0.32       0.71      2.10      1.80
                           -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
Dividends from net
 investment income           (0.50)    (0.50)    (0.55)    (0.53)    (0.52)    (0.42)    (0.42)     (0.46)    (0.44)    (0.42)
Distributions from net
 realized gain
 on investments              (0.45)    (0.22)    (0.29)    (0.36)    (0.10)    (0.45)    (0.22)     (0.29)    (0.36)    (0.10)
                           -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
Total dividends and
 distributions               (0.95)    (0.72)    (0.84)    (0.89)    (0.62)    (0.87)    (0.64)     (0.75)    (0.80)    (0.52)
                           -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
Net asset value, end of
 period                    $ 12.84   $ 12.81   $ 13.11   $ 13.13   $ 11.82   $ 12.77   $ 12.76   $  13.08   $ 13.12   $ 11.82
                           -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
                           -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
Net assets end of period
 (thousands)               $24,290   $35,386   $51,443   $53,024   $21,109   $73,311   $97,656   $120,816   $87,549   $28,043
Total return(4)               7.9%      3.2%     +6.4%    +19.1%    +18.3%      7.1%      2.4%       5.5%    +18.2%    +17.4%
Ratios to average net
 assets:
  Expenses                   0.95%     0.95%     0.85%     0.77%     0.75%     1.70%     1.70%      1.60%     1.52%     1.50%
  Net investment income      4.19%     3.97%     4.17%     4.29%     4.81%     3.43%     3.03%      3.41%     3.54%     4.06%
Portfolio turnover rate        28%       34%       63%       70%       76%       28%       34%        63%       70%       76%
Before applicable waiver
 of management fee,
 expenses absorbed by
 SBAM and credits earned
 on custodian cash
 balances, net investment
 income per share and
 expense ratios would have
 been:
  Net investment income
   per share               $ 0.51*   $  0.47   $  0.51   $  0.49   $  0.44   $ 0.41*   $  0.37   $   0.41   $  0.39   $  0.36
  Expense ratio              1.18%     1.17%     1.17%     1.24%     1.61%     1.93%     1.92%      1.92%     1.99%     2.36%

               --------------------------------------------------

(1) February 22, 1995, commencement of investment operations through December 31, 1995.
(2) September 11, 1995, commencement of investment operations, through December 31, 1995.
(3) Per share information calculated using the average shares outstanding method.
(4) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
(5) Annualized.
 * Per share amounts have been calculated using the average shares method.

                    Salomon Brothers Investment Series - 64

                              STRATEGIC BOND FUND

                    CLASS 2                                           CLASS O
-------------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
2000       1999      1998      1997      1996      2000      1999      1998      1997      1996
-------------------------------------------------------------------------------------------------------
$  9.84    $ 10.18   $ 10.94   $ 10.82   $ 10.53   $  9.80   $ 10.18   $ 10.93   $ 10.82   $ 10.53
-------    -------   -------   -------   -------   -------   -------   -------
   0.87(3)*   0.83*(3)  0.69      0.66(3)   0.78(3)   0.94(3)*  0.91(3)*  0.77      0.78(3)   0.92(3)
  (0.75)     (0.40)    (0.67)     0.43      0.54     (0.74)    (0.41)    (0.63)     0.41      0.51
-------    -------   -------   -------   -------   -------   -------   -------   -------   -------
   0.12       0.43      0.02      1.09      1.32      0.20      0.50      0.14      1.19      1.43
-------    -------   -------   -------   -------   -------   -------   -------   -------   -------
  (0.77)     (0.77)    (0.77)    (0.80)    (0.85)    (0.88)    (0.88)    (0.88)    (0.91)    (0.96)

   --        --        --        --        (0.01)    --        --        --        --        (0.01)
   --        --        (0.01)    (0.17)    (0.17)    --        --        (0.01)    (0.17)    (0.17)
-------    -------   -------   -------   -------   -------   -------   -------   -------   -------
  (0.77)     (0.77)    (0.78)    (0.97)    (1.03)    (0.88)    (0.88)    (0.89)    (1.08)    (1.14)
-------    -------   -------   -------   -------   -------   -------   -------   -------   -------
$  9.19    $  9.84   $ 10.18   $ 10.94   $ 10.82   $  9.12   $  9.80   $ 10.18   $ 10.93   $ 10.82
-------    -------   -------   -------   -------   -------   -------   -------   -------   -------
-------    -------   -------   -------   -------   -------   -------   -------   -------   -------
$20,152    $22,857   $27,327   $20,220   $ 4,575   $   569   $   594   $   498   $   649   $ 3,817
    1.2%       4.5%     +0.2%    +10.5%    +13.1%      2.1%      5.3%     +1.3%    +11.5%    +14.2%
   1.74%      1.76%     1.99%     1.99%     1.98%     0.99%     0.99%     0.99%     0.96%     1.00%
   9.11%      8.43%     6.37%     6.09%     7.26%     9.85%     9.30%     7.37%     7.22%     8.65%
     84%       114%      109%      184%      122%       84%      114%      109%      184%      122%

$  0.86(3)* $ 0.81(3)* $0.67   $  0.63   $  0.70   $  0.92(3)* $0.89(3)* $0.7 5  $  0.75   $  0.84
   1.89%      1.96%     2.18%     2.28%     2.72%     1.14%     1.19%     1.18%     1.25%     1.74%

               --------------------------------------------------




                                 BALANCED FUND

                    CLASS 2                                           CLASS O
-------------------------------------------------------------------------------------------------
                                YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------
2000      1999      1998      1997      1996      2000      1999      1998      1997      1996
-------------------------------------------------------------------------------------------------
$ 12.79   $ 13.11   $ 13.15   $ 11.85   $ 10.56   $ 12.88   $ 13.18   $ 13.20   $ 11.88   $ 10.57
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
   0.44(3)*  0.41      0.45      0.45      0.46      0.58(3)   0.54      0.59      0.59      0.57
   0.45     (0.09)     0.26      1.65      1.35      0.43     (0.09)     0.26      1.65      1.39
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
   0.89      0.32      0.71      2.10      1.81      1.01      0.45      0.85      2.24      1.96
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  (0.42)    (0.42)    (0.46)    (0.44)    (0.42)    (0.53)    (0.53)    (0.58)    (0.56)    (0.55)

  (0.45)    (0.22)    (0.29)    (0.36)    (0.10)    (0.45)    (0.22)    (0.29)    (0.36)    (0.10)
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  (0.87)    (0.64)    (0.75)    (0.80)    (0.52)    (0.98)    (0.75)    (0.87)    (0.92)    (0.65)
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
$ 12.81   $ 12.79   $ 13.11   $ 13.15   $ 11.85   $ 12.91   $ 12.88   $ 13.18   $ 13.20   $ 11.88
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------

$15,496   $21,030   $29,458   $21,085   $ 3,445   $ 1,504   $ 1,460   $ 1,523   $ 1,227   $   213
    7.2%      2.4%     +5.5%    +18.1%    +17.5%      8.1%      3.4%     +6.6%    +19.3%    +19.0%

   1.70%     1.70%     1.60%     1.52%     1.50%     0.70%     0.70%     0.60%     0.52%     0.50%
   3.45%     3.04%     3.41%     3.52%     4.07%     4.45%     4.00%     4.41%     4.60%     5.13%
     28%       34%       63%       70%       76%       28%       34%       63%       70%       76%

$  0.41(3)* $0.38   $  0.41   $  0.39   $  0.36   $  0.55(3)* $0.51   $  0.55   $  0.53   $  0.47
   1.94%     1.92%     1.92%     1.99%     2.36%     0.93%     0.92%     0.92%     1.00%     1.36%

                    Salomon Brothers Investment Series - 65

                          U.S. GOVERNMENT INCOME FUND

                                            CLASS A                                        CLASS B
                           ------------------------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                           ------------------------------------------------------------------------------------------
                                     1999     1998     1997     1996  2002000      1999      1998      1997     1996
                           ------------------------------------------------------------------------------------------
Net asset value,
beginning of period        $ 9.84   $10.28   $10.20   $10.07   $10.32   $  9.85   $ 10.29   $ 10.20   $10.06   $10.32
                           ------   ------   ------   ------   ------   -------   -------   -------   ------   ------
Net investment income        0.69*    0.54*    0.55     0.58     0.54      0.62*     0.49*     0.48     0.51     0.46
Net gain (loss) on
 investment (both
 realized and unrealized)    0.06    (0.39)    0.21     0.19    (0.19)     0.07     (0.42)     0.21     0.19    (0.20)
                           ------   ------   ------   ------   ------   -------   -------   -------   ------   ------
Total from investment
operations                   0.75     0.15     0.76     0.77     0.35      0.69      0.07      0.69     0.70     0.26
                           ------   ------   ------   ------   ------   -------   -------   -------   ------   ------
Dividends from net
investment income           (0.68)   (0.59)   (0.57)   (0.54)   (0.54)    (0.59)    (0.51)    (0.49)   (0.46)   (0.46)
Distributions from net
 realized gain on
 investments                 --       --      (0.11)   (0.10)   (0.06)    --        --        (0.11)   (0.10)   (0.06)
Distributions in excess
 of net investment income    --       --       --       --       --       --        --        --        --       --
                           ------   ------   ------   ------   ------   -------   -------   -------   ------   ------
Total dividends and
distributions               (0.68)   (0.59)   (0.68)   (0.64)   (0.60)    (0.59)    (0.51)    (0.60)   (0.56)   (0.52)
                           ------   ------   ------   ------   ------   -------   -------   -------   ------   ------
Net asset value, end of
period                     $ 9.91   $ 9.84   $10.28   $10.20   $10.07   $  9.95   $  9.85   $ 10.29   $10.20   $10.06
                           ------   ------   ------   ------   ------   -------   -------   -------   ------   ------
                           ------   ------   ------   ------   ------   -------   -------   -------   ------   ------
Net assets, end of period
(thousands)                $7,773   $5,771   $6,744   $1,320   $1,188   $14,832   $16,109   $15,315   $2,531   $1,266
Total return(2)              7.9%    +1.5%    +7.6%    +7.9%    +3.6%      7.2%     +0.7%     +6.9%    +7.2%    +2.7%

Ratios to average net
assets:
  Expenses, including
  interest                  0.96%     --       --       --       --       1.73%     --        --        --       --
  Expenses, excluding
  interest (operating
  expense)                  0.84%    0.85%    0.85%    0.85%    0.84%     1.60%     1.60%     1.60%    1.60%    1.59%
  Net investment income     6.99%    5.34%    4.98%    5.77%    5.22%     6.34%     4.85%     4.20%    4.96%    4.51%
Portfolio turnover rate       51%      96%     173%     261%     365%       51%       96%      173%     261%     365%
Before applicable waiver
 of management fee,
 expenses absorbed by
 SBAM and credits earned
 on custodian cash
 balances, net investment
 income per share and
 expense ratios would
 have been:
  Net investment income
  per share                $ 0.62*  $ 0.45*  $ 0.47   $ 0.47   $ 0.38   $  0.55*  $  0.40*  $  0.39   $ 0.39   $ 0.30
  Expense ratio              1.60%    1.67%    1.63%    2.02%    2.21%     2.37%     2.42%     2.39%    2.77%    2.96%




               --------------------------------------------------
                           INTERNATIONAL EQUITY FUND

                                  CLASS A                  CLASS B                 CLASS 2                 CLASS O
                           ----------------------------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                           ----------------------------------------------------------------------------------------------
                                       1999(4)       2000      1999(4)  2000 2000      1999(4)       2000      1999(4)
                           ----------------------------------------------------------------------------------------------
Net asset value,
beginning of period        $ 12.49   $      10.00   $12.47   $      10.00   $12.46   $      10.00   $12.49   $      10.00
                           -------   ------------   ------   ------------   ------   ------------   ------   ------------
Net investment income        (0.04)         (0.03)   (0.13)         (0.04)   (0.13)         (0.04)   (0.02)         (0.02)
Net gain (loss) on
 investment (both
 realized and unrealized)    (2.85)          2.52    (2.83)          2.51    (2.83)          2.50    (2.85)          2.51
                           -------   ------------   ------   ------------   ------   ------------   ------   ------------
Total from investment
operations                   (2.89)          2.49    (2.96)          2.47    (2.96)          2.46    (2.87)          2.49
                           -------   ------------   ------   ------------   ------   ------------   ------   ------------
Dividends from net
investment income            --           --          --          --          --          --          --          --
Distributions from net
 realized gain on
 investments                 --           --          --          --          --          --          --          --
Distributions in excess
 of net investment income    --           --          --          --          --          --          --          --
                           -------   ------------   ------   ------------   ------   ------------   ------   ------------
Total dividends and
distributions                --           --          --          --          --          --          --          --
                           -------   ------------   ------   ------------   ------   ------------   ------   ------------
Net asset value, end of
period                     $  9.60   $      12.49   $ 9.51   $      12.47   $ 9.50   $      12.46   $ 9.62   $      12.49
                           -------   ------------   ------   ------------   ------   ------------   ------   ------------
                           -------   ------------   ------   ------------   ------   ------------   ------   ------------
Net assets, end of period
(thousands)                $12,472   $      2,538   $4,685   $      3,863   $4,384   $      2,441   $1,012   $      1,262
Total return(2)            (23.1)%          24.9%   (23.7)%         24.7%   (23.8)%         24.6%   (23.0)%         24.9%

Ratios to average net
assets(3):
  Expenses                   1.75%          1.75%    2.50%          2.50%    2.50%          2.50%    1.50%          1.50%
  Net investment income    (0.41)%        - 1.39%   (1.19)%       - 2.30%   (1.15)%       - 2.13%   (0.22)%       - 0.83%
Portfolio turnover rate         1%             1%       1%             1%       1%             1%       1%             1%
Before applicable waiver
 of management fee,
 expenses absorbed by
 SBAM and credits earned
 on custodian cash
 balances, net investment
 income per share and
 expense ratios would
 have been(3):
  Net investment income
  per share                $ (0.08)  $      (0.08)  $(0.17)  $      (0.09)  $(0.17)  $      (0.09)  $(0.06)  $      (0.07)
  Expense ratio               2.10%          4.36%    2.85%          5.11%    2.85%          5.09%    1.85%          4.05%

               --------------------------------------------------

(1) February 22, 1995, commencement of investment operations, through December 31, 1995.
(2) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
(3) Annualized.
(4) For the period from October 25, 1999 (inception) to December 31, 1999.
(5) For the period from October 25, 1999 (inception) to December 31, 1999.
(6) For the period from October 26, 1999 (inception) to December 31, 1999.
(7) Amount represents less than $0.01 per share.
 * Per share amounts have been calculated using the average shares method.

                    Salomon Brothers Investment Series - 66

                          U.S. GOVERNMENT INCOME FUND

                 CLASS 2                                      CLASS O
---------------------------------------------------------------------------------------
                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
          1999     1998     1997     19962000 2000     1999     1998     1997     1996
---------------------------------------------------------------------------------------
$ 9.86   $10.28   $10.19   $10.05   $10.32   $ 9.85*  $10.29   $10.19   $10.06   $10.32
------   ------   ------   ------   ------   ------   ------   ------   ------   ------
 0.65*     0.49*    0.48     0.51     0.46     0.72*    0.57*    0.57     0.61     0.56

  0.06    (0.40)    0.21     0.19    (0.21)    0.08    (0.40)    0.23     0.18    (0.20)
------   ------   ------   ------   ------   ------   ------   ------   ------   ------
  0.71     0.09     0.69     0.70     0.25     0.80     0.17     0.80     0.79     0.36
------   ------   ------   ------   ------   ------   ------   ------   ------   ------
 (0.59)   (0.51)   (0.49)   (0.46)   (0.46)   (0.71)   (0.61)   (0.59)   (0.56)   (0.56)

   --      --      (0.11)   (0.10)   (0.06)    --       --      (0.11)   (0.10)   (0.06)

   --      --       --       --       --       --       --       --       --       --
------   ------   ------   ------   ------   ------   ------   ------   ------   ------
 (0.59)   (0.51)   (0.60)   (0.56)   (0.52)   (0.71)   (0.61)   (0.70)   (0.66)   (0.62)
------   ------   ------   ------   ------   ------   ------   ------   ------   ------
$ 9.98   $ 9.86   $10.28   $10.19   $10.05   $ 9.94   $ 9.85   $10.29   $10.19   $10.06
------   ------   ------   ------   ------   ------   ------   ------   ------   ------
------   ------   ------   ------   ------   ------   ------   ------   ------   ------
$4,193   $5,351   $4,715   $  751   $  422   $  445   $3,294   $3,330   $9,553   $9,375
  7.4%    +0.9%    +6.9%    +7.0%    +2.7%     8.5%    +1.8%    +8.1%    +8.1%    +3.7%

 1.48%     --       --       --       --      0.72%     --       --       --       --
 1.35%    1.37%    1.60%    1.59%    1.60%    0.60%    0.60%    0.60%    0.60%    0.60%
 6.61%    4.91%    4.25%    4.94%    4.51%    7.37%    5.65%    5.52%    6.01%    5.53%
   51%      96%     173%     261%     365%      51%      96%     173%     261%     365%

$ 0.58*  $ 0.40*  $ 0.39   $ 0.39   $ 0.31   $ 0.65*  $ 0.48*  $ 0.44   $ 0.49   $ 0.41
  2.12%    2.20%    2.39%    2.76%    2.97%    1.36%    1.42%    1.38*%   1.77%    1.97%




               --------------------------------------------------
                             LARGE CAP GROWTH FUND

-------------------------------------------------------------------------------------------------------------
   2000         1999(5)        2000         1999(5)        2000         1999(5)        2000         1999(5)
-------------------------------------------------------------------------------------------------------------
         CLASS A                     CLASS B                     CLASS 2                     CLASS O
-------------------------------------------------------------------------------------------------------------
      11.18         10.00         11.17         10.00         11.16         10.00         11.18         10.00
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      (0.06)        (0.01)        (0.14)        (0.02)        (0.14)        (0.02)        (0.03)         0.00(7)*
           )
      (1.73          1.19         (1.72)         1.19         (1.70)         1.18         (1.72)         1.18
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      (1.79)  $      1.18         (1.86)         1.17         (1.84)         1.16         (1.76)         1.18
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     --           --            --            --            --            --            --            --
      (0.02)      --              (0.02)      --              (0.02)      --              (0.02)      --
      (0.00)*     --              (0.00)*     --              (0.00)*     --              (0.00)*     --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      (0.02)      --              (0.02)      --              (0.02)      --              (0.02)      --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$      9.37   $     11.18   $      9.29   $     11.17   $      9.30   $     11.16   $      9.40   $     11.18
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$     2,199   $     2,070   $     6,709   $     6,243   $     2,362   $     1,234   $     1,626   $     1,917
      (16.0)%       11.8%         (16.6)%       11.7%         (16.5)%       11.6%         (15.7)%       11.8%

      1.45%         1.44%         2.20%         2.21%         2.20%         2.19%         1.20%         1.21%
      (0.51)%       (0.37)%       (1.26)%       (1.17)%       (1.27)%       (1.14)%        (.25)%     - 0.11%
        79%           10%           79%           10%           79%           10%           79%           10%
      (0.10)
$             $     (0.07)  $     (0.18)  $     (0.08)  $     (0.18)  $     (0.08)  $     (0.07)  $     (0.07)
       1.88%         4.02%         2.63%         4.73%         2.63%         4.71%         1.62%         3.88%

                    Salomon Brothers Investment Series - 67

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ADDITIONAL INFORMATION ABOUT THE FUNDS

Shareholder Reports
-------------------

Annual and semiannual reports to shareholders provide additional information about the funds' investments. These reports discuss the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal period.


Statement of Additional Information
-----------------------------------

The statement of additional information provides more detailed information about each fund. It is incorporated by reference into (is legally a part of) this combined prospectus. The funds send only one report to a household if more than one account has the same address. Contact the transfer agent if you do not want this policy to apply to you.

How to Obtain Additional Information
------------------------------------

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting the transfer agent at 1-800-446-1013, writing the funds at 125 Broad Street, New York, NY 10004 or calling your Financial Consultant.

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. You can also obtain the same reports and information free from the EDGAR Database on the Commission's web site at http://www.sec.gov.

If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

(Investment Company Act file no. 811-06087, 811-02667, 811-14025)

SALOMON BROTHERS
ASSET MANAGEMENT


125 Broad street
New York, New York 10004

1-800-SALOMON
WWW.SBAM.COM

sbpro  12/01
SAM0284  12/01



                           STATEMENT OF DIFFERENCES

The dagger symbol shall be expressed as......................................'D'
The double dagger symbol shall be expressed as..............................'DD'